                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00487

                          SECURITY LARGE CAP VALUE FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY LARGE CAP VALUE FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.       REPORTS TO STOCKHOLDERS.

[IMAGE]

SECURITY
FUNDS(SM)

SEMI-ANNUAL REPORT

MARCH 31, 2004

  -   SECURITY EQUITY
      FUND

      - ALPHA OPPORTUNITY
        SERIES

      - ENHANCED INDEX
        SERIES

      - EQUITY SERIES

      - GLOBAL SERIES

      - LARGE CAP GROWTH
        SERIES

      - MID CAP VALUE
        SERIES

      - SELECT 25(R) SERIES

      - SMALL CAP GROWTH
        SERIES

      - SOCIAL AWARENESS
        SERIES

 -    SECURITY LARGE
      CAP VALUE FUND

 -    SECURITY MID
      CAP GROWTH
      FUND

[SECURITY DISTRIBUTORS, INC. LOGO]
A Member of The Security Benefit
Group of Companies

                              SECURITY EQUITY FUND

                                 MARCH 31, 2004

                               SEMI-ANNUAL REPORT

                                TABLE OF CONTENTS

Chairman's Letter....................................................    2
Security Equity Fund
        Alpha Opportunity Series ....................................    5
        Enhanced Index Series .......................................    9
        Equity Series ...............................................   17
        Global Series ...............................................   21
        Large Cap Growth Series .....................................   27
        Mid Cap Value Series ........................................   31
        Select 25(R) Series .........................................   35
        Small Cap Growth Series .....................................   39
        Social Awareness Series .....................................   43
Security Large Cap Value Fund .......................................   47
Security Mid Cap Growth Fund ........................................   51
Statements of Assets and Liabilities ................................   55
Statements of Operations ............................................   58
Statements of Changes in Net Assets .................................   61
Financial Highlights ................................................   67
Notes to Financial Statements .......................................   90
Director Disclosure .................................................  101

CHAIRMAN'S LETTER
May 15, 2004

[PHOTO OF JOHN CLELAND]
John Cleland
Chairman of the Board

TO OUR CONTRACTHOLDERS:

The markets over the past six months have provided a positive backdrop for the Security Funds, and the funds overall have performed well on a relative basis. While both stock funds and bond funds on average benefited from positive market trends over the six month period ended March 31, 2004, most of the returns for equity funds came in the fourth quarter of 2003, and for bond funds in the first quarter of 2004. The market returns are illustrated in the following table, which shows the performance of the major indexes in each quarter and for the six-month period as a whole.

                                 RETURN %
                        --------------------------
                                        SIX MONTHS
                        4TH Q   1ST Q    9/30/03-
        INDEX           2003    2004     3/31/04
---------------------   -----   -----   ----------
S&P 500                 12.17    1.56     13.92
S&P MIDCAP 400          13.18    4.90     18.73
RUSSELL 2000            14.53    7.42     23.03
MSCI EAFE ($US)         17.08    4.34     22.16
LEHMAN AGGREGATE BOND     .32    2.93      3.26

Interest rates generally declined, although were volatile over certain periods of time during each quarter. Interest rates on US Treasury Securities of varying maturities are summarized below.

                                % RATES
                       --------------------------
US TREASURY MATURITY   9/30/03  12/31/03  3/31/04
--------------------   -------  --------  -------
3 MONTH                  .95       .95      .95
1 YEAR                  1.15      1.26     1.20
10 YEAR                 3.96      4.27     3.86
LONG TERM (25+ YEARS)   4.97      5.15     4.83

The major trends influencing the markets during this six-month period centered on an unusual confluence of a strengthening economy, corporate profit growth and a weak labor market. The latter factor was key to keeping up investor expectations that the Federal Reserve's accommodative monetary policy would remain in place for some time. While stock prices were up only modestly in the first quarter after a good run up in the previous quarter, the interest rate environment remained positive.

As we look ahead to see how these and other factors may play out, some of the current developments suggest a strengthening in the labor markets, some evidence of increasing, though still modest, inflation, as well as continued positive corporate earnings scenario. The risks of a rising rate environment and negative global political events are concerns that weigh on investors' minds and can impact the markets, at least over the short run. While cognizant of these and other investment risks, investors need to remain focused on their investment plans over the long run.

I am pleased to announce several recent changes in both the directors and officers of the Security Funds. First, Harry W. Craig, Jr. was elected to the Board as an independent director in February, 2004, and Michael G. Odlum was elected as an internal director to the Board in May 2004. Mike was also named President of the Security Funds and replaces James R. Schmank, who served ably in both positions over the past several years. Jim has taken on new responsibilities at Security Benefit, and we wish him the best in his new role.

May 15, 2004

Harry W. Craig Jr. is Chairman and Chief Executive Officer of Martin Tractor Company, Inc. and is very active as a leader in community, educational, religious and charitable activities in Kansas. He holds degrees in Arts and in Law from the University of Kansas, and brings to the Board a wealth of business and management experience, as well as independent perspective.

Mike Odlum, CFA, joined Security Benefit Group in February as the new Senior Vice President and Chief Investment Officer. Mike is a graduate of Princeton University and the Wharton Graduate School of Finance at the University of Pennsylvania. During his career, he has worked for a variety of well-regarded companies including The Vanguard Group and Chase Investors Management Corporation. Most recently, he was President and Chief Operating Officer of Allied Investment Advisors, Inc., an investment management firm in Baltimore, MD.

I would also like to note that one of Security Fund's portfolio managers, Terry
A. Milberger, recently retired. Terry's role as manager of the Security Equity Fund-Equity Series has been assumed by Mark Mitchell, who manages our Large Cap Growth and Social Awareness Series.

The Security Benefit Equity Team, directed by Cindy Shields, Head of Equity Asset Management, has assumed fund management responsibilities for the Select 25 Series Fund. In addition to Cindy, the team includes Mark Mitchell and Jim Schier who manages the Security Fund-Mid Cap Series. We wish Terry well in his retirement and welcome the experienced team of managers in their new roles.

Overall, through the use of disciplined and professional management, the Security Funds are designed to provide shareholders over the long run the benefits of well-defined and diversified investment strategies. We appreciate your investment in the Funds and welcome any comments or questions you may have.

Sincerely,

/s/ John Cleland

John Cleland
Chairman, the Security Funds

                      This page left intentionally blank.

                              SECURITY EQUITY FUND

                            ALPHA OPPORTUNITY SERIES

                                  ADVISED BY:

                             [SECURITY FUNDS LOGO]

                                      AND

                               [MAINSTREAM LOGO]

                                   MAINSTREAM
                              INVESTMENT ADVISERS

                                  SUBADVISOR,
                         MAINSTREAM INVESTMENT ADVISERS

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ALPHA OPPORTUNITY SERIES

                                                       NUMBER     MARKET
                   COMMON STOCKS                      OF SHARES    VALUE
---------------------------------------------------   ---------  ---------
AGRICULTURAL PRODUCTS - 1.1%
Archer-Daniels-Midland Company                          2,000    $  33,740
Delta & Pine Land Company .........................     2,800       69,860
                                                                 ---------
                                                                   103,600

ALUMINUM - 1.9%
Alcan, Inc.........................................     3,000      134,370
Alcoa, Inc.........................................     1,400       48,566
Imco Recycling, Inc.*..............................       300        2,826
                                                                 ---------
                                                                   185,762
AUTO PARTS & EQUIPMENT - 0.1%
Sauer-Danfoss, Inc.................................       900       12,303

COMMODITY CHEMICALS - 1.7%
Georgia Gulf Corporation...........................     2,480       74,772
Kronos Worldwide, Inc..............................       100        3,029
Millennium Chemicals, Inc..........................     3,700       55,278
NL Industires, Inc.................................       200        2,780
Nova Chemicals Corporation.........................       800       20,072
Spartech Corporation...............................       200        4,980
Wellman, Inc.......................................       800        6,680
                                                                 ---------
                                                                   167,591
CONSTRUCTION, ENGINEERING - 0.8%
Fluor Corporation..................................     2,100       81,249

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS - 4.7%
CNH Global N.V.....................................     8,900      166,608
Cummins, Inc.......................................     1,100       64,295
Deere & Company ...................................     2,500      173,275
Lindsay Manufacturing Company                           2,100       50,568
                                                                 ---------
                                                                   454,746
CONSTRUCTION MATERIALS - 0.1%
Amcol International Corporation....................       300        5,235

DIVERSIFIED CHEMICALS - 2.8%
Cabot Corporation .................................       700       22,960
Dow Chemical Company...............................     1,100       44,308
E.I. du Pont de Nemours & Company                       1,900       80,218
Eastman Chemical Company...........................     1,200       51,216
Engelhard Corporation .............................     2,500       74,725
                                                                 ---------
                                                                   273,427
DIVERSIFIED METALS & MINING - 9.0%
Alumina, Ltd. ADR .................................     3,300       54,351
Anglo American plc ADR ............................     1,700       41,344
Arch Coal, Inc. ...................................       800       25,112
BHP Billiton, Ltd. ADR ............................     3,500       65,730
Brush Engineered Materials, Inc.* .................       500       10,135
Cameco Corporation ................................       200        9,952
Consol Energy, Inc. ...............................     3,300       88,440
Fording Canadian Coal Trust .......................     1,100       44,385
Freeport-McMoran Copper & Gold,
   Inc. (Cl.B) ....................................     5,900      230,631
Massey Energy Company .............................     1,500       33,105
Noranda, Inc. .....................................     3,200       57,472
Penn Virginia Resource Partners, L.P. .............       800       28,240
Phelps Dodge Corporation* .........................       300       24,498
RTI International Metals, Inc.* ...................     2,800       44,324
Rio Tinto plc ADR .................................       600       60,348
Southern Peru Copper Corporation ..................     1,200       48,540
                                                                   -------
                                                                   866,607
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Regal-Beloit Corporation ..........................       800       15,984
Thomas & Betts Corporation* .......................     1,400       30,548
                                                                   -------
                                                                    46,532
ENVIRONMENTAL SERVICES - 1.2%
Waste Management, Inc. ............................     3,700      111,666

FERTILIZERS & AGRICULTURAL CHEMICALS - 1.4%
IMC Global, Inc. ..................................     2,200       31,460
Potash Corporation of Saskatchewan, Inc. ..........     1,200       99,804
Sociedad Quimica y Minera de
   Chile S.A. ADR .................................       200        8,190
                                                                   -------
                                                                   139,454
FOREST PRODUCTS - 1.3%
Louisiana-Pacific Corporation .....................     1,200       30,960
Weyerhaeuser Company ..............................     1,500       98,250
                                                                   -------
                                                                   129,210
GOLD - 0.5%
Coeur d' Alene Mines Corporation* .................     3,500       24,500
Placer Dome, Inc. .................................     1,200       21,564
                                                                   -------
                                                                    46,064
HOME FURNISHINGS - 1.4%
Kimball International, Inc. (Cl.B) ................     7,400      115,958
Mohawk Industries, Inc. ...........................       200       16,470
                                                                   -------
                                                                   132,428
HOTELS, RESORTS & CRUISE LINES - 0.1%
Prime Hospitality Corporation* ....................       800        9,104

                           6 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ALPHA OPPORTUNITY SERIES (CONTINUED)

                                                           NUMBER        MARKET
            COMMON STOCKS (CONTINUED)                     OF SHARES      VALUE
--------------------------------------------------        ---------     --------
INDUSTRIAL MACHINERY - 4.9%
Ampco-Pittsburgh Corporation .....................            800      $  10,328
Flowserve Corporation* ...........................            800         16,760
Gardner Denver, Inc. .............................          1,100         29,788
Idex Corporation .................................          1,500         65,220
Joy Global, Inc. .................................          3,300         92,631
Kennametal, Inc. .................................          3,300        136,191
Lincoln Electric Holdings, Inc. ..................          3,000         84,450
Metso Corporation ADR ............................          1,100         14,597
Valmont Industries, Inc. .........................            900         17,982
                                                                       ---------
                                                                         467,947
INTEGRATED OIL & GAS - 0.7%
Marathon Oil Corporation .........................          1,400         47,138
Norsk Hydro ASA ADR ..............................            300         21,141
                                                                       ---------
                                                                          68,279
MARINE - 2.0%
Alexander & Baldwin, Inc. ........................          4,356        144,097
Kirby Corporation* ...............................          1,500         50,685
                                                                       ---------
                                                                         194,782
METAL & GLASS CONTAINERS - 0.2%
Crown Holdings, Inc.* ............................          2,000         18,640

OIL & GAS DRILLING - 2.9%
Ensco International, Inc. ........................          3,200         90,144
Rowan Companies, Inc.* ...........................          7,570        159,651
Transocean, Inc.* ................................          1,000         27,890
                                                                       ---------
                                                                         277,685
OIL & GAS EQUIPMENT & SERVICES - 1.8%
Compagnie Generale de Geophysique
    S.A. ADR* ....................................          1,300         11,570
Hydril* ..........................................          2,353         61,649
Schlumberger, Ltd. ...............................            500         31,925
Technip S.A. ADR .................................            200          6,920
Tetra Technologies, Inc.* ........................          2,200         57,486
                                                                       ---------
                                                                         169,550
PACKAGED FOODS & MEATS - 0.9%
Cal-Maine Foods, Inc. ............................            700         24,920
Cresud S.A. ADR ..................................          1,000         12,400
Hormel Foods Corporation .........................            800         23,464
Pilgrim's Pride Corporation ......................            700         15,701
Tyson Foods, Inc. ................................            300          5,415
                                                                       ---------
                                                                          81,900
PAPER PACKAGING - 1.0%
Longview Fibre Company ...........................          4,200         46,872
Smurfit-Stone Container Corporation* .............            900         15,831
Temple-Inland, Inc. ..............................            500         31,670
                                                                       ---------
                                                                          94,373
PAPER PRODUCTS - 5.3%
Aracruz Celulose S.A. ADR ........................          2,400         91,800
Bowater, Inc. ....................................          2,500        109,075
International Paper Company ......................          4,500        190,170
Pope & Talbot, Inc. ..............................          3,400         58,446
Potlatch Corporation .............................          1,500         61,125
                                                                       ---------
                                                                         510,616
PRECIOUS METALS & MINERALS - 0.1%
Lionore Mining International, Ltd.* ..............          2,700         12,819

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Plum Creek Timber Company, Inc. ..................            800         25,984
Rayonier, Inc. ...................................          1,000         43,710
                                                                       ---------
                                                                          69,694
SEMICONDUCTOR EQUIPMENT - 0.1%
Mykrolis Corporation* ............................          1,000         14,260

SEMICONDUCTORS - 0.2%
Transmeta Corporation* ...........................          5,100         20,196

SPECIALTY CHEMICALS - 2.6%
Ferro Corporation ................................          1,420         37,133
Minerals Technologies, Inc. ......................            800         45,680
OM Group, Inc.* ..................................          1,800         54,720
Rohm & Haas Company ..............................            400         15,936
Valspar Corporation ..............................          1,900         93,537
                                                                       ---------
                                                                         247,006
STEEL - 3.0%
AK Steel Holding Corporation* ....................          4,160         24,419
Gibraltar Steel Corporation ......................          2,400         58,992
Grupo Imsa S.A. de C.V. ADR ......................            500          8,730
International Steel Group, Inc.* .................            700         27,090
NN, Inc. .........................................          7,013         81,842
United States Steel Corporation ..................          1,670         62,241
Wheeling-Pittsburgh Corporation* .................          1,200         26,364
                                                                       ---------
                                                                         289,678
TRUCKING - 0.9%
Quality Distribution, Inc.* ......................          6,400         90,240
                                                                       ---------
   Total common stocks
       (cost $5,394,902) - 55.9% .................                     5,392,643

                           7 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ALPHA OPPORTUNITY SERIES (CONTINUED)

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                        NUMBER       MARKET
             U.S. GOVERNMENT AGENCIES                  OF SHARES     VALUE
----------------------------------------------------   ---------   ----------
Federal Farm Credit Bank:
    1.081%, 04-01-04................................   $ 250,000   $  250,000
    1.00%, 04-08-04.................................   $ 300,000      299,943
Federal Home Loan Bank, 1.00%,
    05-26-04 .......................................   $ 300,000      299,546
Federal Home Loan Mortgage
    Corporation, 0.99%, 05-04-04....................   $ 100,000       99,909
Federal National Mortgage Association:
    1.019%, 04-13-04................................   $ 250,000      249,918
    1.01%, 04-21-04.................................   $ 200,000      199,891
    1.04%, 04-28-04(2)..............................   $ 250,000      249,816
    0.98%, 05-10-04.................................   $ 150,000      149,841
    1.014%, 05-19-04................................   $ 450,000      449,403
    1.05%, 06-02-04.................................   $ 600,000      598,967
                                                                   ----------
    Total U.S. government agencies
        (cost $2,847,227) - 29.5%...................                2,847,234

ASSET BACKED SECURITIES

AUTO - 4.2%
Ford Credit Auto Owner Trust,
    1.21% - 2006(1).................................   $ 400,000      400,557

CREDIT CARDS - 4.1%
First USA Credit Card Master Trust,
    1.23% - 2007(1).................................   $ 400,000      400,216
                                                                   ----------
    Total asset backed securities
           (cost $801,049) - 8.3%...................                  800,773

REPURCHASE AGREEMENT
State Street, 0.25%, 4-01-04
    (Collateralized by FHLMC bond, 08-26-05
    with a value of $362,150 and a
    repurchase amount of $353,699)                     $ 353,697      353,697
                                                                   ----------
    Total repurchase agreement
           (cost $353,697) -3.6%....................                  353,697
                                                                   ----------
    Total long positions (cost $9,496,875) - 97.3%..                9,394,347

SHORT POSITIONS

EXCHANGE TRADED FUNDS - (0.7%)
iShares Lehman 20+ Year Treasury
    Bond Fund ......................................        (700)     (62,650)

MANAGED HEALTH CARE - (0.4%)
Anthem, Inc.*.......................................        (300)     (27,192)
Oxford Health Plans, Inc............................        (300)     (14,655)
                                                                   ----------
                                                                      (41,847)
REAL ESTATE INVESTMENT TRUSTS - (0.1%)
Novastar Financial, Inc.............................        (200)     (13,190)
                                                                   ----------
    Total short positions
           (proceeds $114,693) - (1.2%) ............                 (117,687)
                                                                   ----------
    Total investments
           (cost $9,282,182) - 96.1%................                9,276,660
    Cash & other assets, less liabilities -  3.9%...                  372,963
                                                                   ----------
    Total net assets - 100.0%.......................               $9,649,623
                                                                   ==========

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

*Non income producing security

ADR (American Depositary Receipt)

L.P. (Limited Partnership)

plc (public limited company)

(1) Variable rate security. Rate indicated is rate effective at March 31, 2004.

(2)Security is segregated as collateral for open futures contracts.

The Alpha Opportunity Fund's hybrid structure combines an actively managed long/short component with a passively managed Standard & Poor's 500 Index component. Approximately 50 percent of the portfolio is invested in a long/short strategy managed by Mainstream Investment Advisers, LLC; the remainder is invested in an index strategy managed by Security Management Company, LLC.

                                  PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                             SINCE INCEPTION
                             ---------------
A Shares                     20.76% (7-07-03)

A Shares with sales charge   13.81% (7-07-03)

B Shares                     20.15% (7-07-03)

B Shares with CDSC           15.15% (7-07-03)

C Shares                     20.15% (7-07-03)

C Shares with CDSC           19.15% (7-07-03)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

                           8 See accompanying notes.

                              SECURITY EQUITY FUND

                              ENHANCED INDEX SERIES

                              [NORTHERN TRUST LOGO]

                                   SUBADVISOR,
                                 NORTHERN TRUST

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES

                                                    NUMBER      MARKET
                 COMMON STOCKS                     OF SHARES    VALUE
-----------------------------------------------    ---------   --------
ADVERTISING - 0.2%
Interpublic Group of Companies, Inc.* .........        781     $ 12,012
Omnicom Group, Inc. ...........................        188       15,087
                                                               --------
                                                                 27,099
AEROSPACE & DEFENSE - 1.5%
Boeing Company ................................        947       38,893
General Dynamics Corporation ..................        591       52,794
Goodrich Corporation ..........................      1,043       29,277
Honeywell International, Inc. .................        585       19,802
Lockheed Martin Corporation ...................        988       45,092
Northrop Grumman Corporation ..................         90        8,858
United Technologies Corporation ...............        740       63,862
                                                               --------
                                                                258,578
AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company ................      1,066       17,983

AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corporation .............................        858       64,487
United Parcel Service, Inc. ...................      1,658      115,795
                                                               --------
                                                                180,282
AIRLINES - 0.2%
Southwest Airlines Company ....................      2,333       33,152

ALUMINUM - 0.2%
Alcoa, Inc. ...................................        774       26,850

APPAREL RETAIL - 0.4%
Gap, Inc. .....................................        786       17,229
Limited Brands ................................      1,345       26,900
TJX Companies, Inc. ...........................        659       16,185
                                                               --------
                                                                 60,314
APPAREL, ACCESSORIES & LUXURY GOODS - 0.3%
Jones Apparel Group, Inc. .....................        143        5,169
Liz Claiborne, Inc. ...........................        174        6,384
V.F. Corporation ..............................        701       32,737
                                                               --------
                                                                 44,290
APPLICATION SOFTWARE - 0.5%
Citrix Systems, Inc.* .........................      1,553       33,576
Compuware Corporation* ........................      2,075       15,459
Parametric Technology Corporation* ............      5,993       27,088
Siebel Systems, Inc.* .........................        556        6,400
                                                               --------
                                                                 82,523
ASSET MANAGEMENT & CUSTODY BANKS - 0.4%
Bank of New York Company, Inc. ................        436       13,734
Federated Investors, Inc. (Cl.B) ..............         71        2,232
Mellon Financial Corporation ..................      1,311       41,021
State Street Corporation ......................         58        3,024
                                                               --------
                                                                 60,011
AUTO PARTS & EQUIPMENT - 0.0%
Visteon Corporation ...........................        649        6,211

AUTOMOBILE MANUFACTURERS - 0.5%
Ford Motor Company ............................      2,607       35,377
General Motors Corporation ....................        859       40,459
                                                               --------
                                                                 75,836

BIOTECHNOLOGY - 1.1%
Amgen, Inc.* ..................................      1,864      108,429
Biogen, Inc.* .................................        100        5,560
Chiron Corporation* ...........................        542       23,853
Genzyme Corporation* ..........................        816       38,385
Medimmune, Inc.* ..............................        401        9,255
                                                               --------
                                                                185,482

BREWERS - 0.6%
Adolph Coors Company ..........................        466       32,364
Anheuser-Busch Companies, Inc. ................      1,324       67,524
                                                               --------
                                                                 99,888

BROADCASTING & CABLE TV - 0.8%
Clear Channel Communications, Inc. ............        636       26,935
Comcast Corporation* ..........................      3,779      108,608
                                                               --------
                                                                135,543

BUILDING PRODUCTS - 0.3%
Masco Corporation .............................      1,604       48,810

CASINOS & GAMING - 0.1%
Harrah's Entertainment, Inc. ..................        361       19,815

COMMERCIAL PRINTING - 0.2%
R. R. Donnelley & Sons Company ................        969       29,312

COMMUNICATIONS EQUIPMENT - 2.6%
Avaya, Inc.* ..................................        275        4,367
Cisco Systems, Inc.* ..........................     10,702      251,711
Comverse Technology, Inc.* ....................      1,000       18,140
Corning, Inc.* ................................        100        1,118
JDS Uniphase Corporation* .....................      3,445       14,021
Lucent Technologies, Inc.* ....................      5,871       24,130
Motorola, Inc. ................................      2,253       39,653
Qlogic Corporation* ...........................        120        3,961
Qualcomm, Inc. ................................        929       61,704
Scientific-Atlanta, Inc. ......................        643       20,795
                                                               --------
                                                                439,600

COMPUTER & ELECTRONICS RETAIL - 0.3%
Best Buy Company, Inc. ........................        689       35,635
RadioShack Corporation ........................        662       21,952
                                                               --------
                                                                 57,587

                           10 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                   NUMBER      MARKET
           COMMON STOCKS (CONTINUED)              OF SHARES    VALUE
----------------------------------------------    ---------   --------
COMPUTER HARDWARE - 3.4%
Apple Computer, Inc.* ........................        550     $ 14,878
Dell Computer Corporation* ...................      3,984      133,942
Gateway, Inc.* ...............................        800        4,224
Hewlett-Packard Company ......................      4,708      107,531
International Business Machines
    Corporation ..............................      2,963      272,122
NCR Corporation* .............................        435       19,166
Sun Microsystems, Inc.* ......................      3,665       15,246
                                                              --------
                                                               567,109

COMPUTER STORAGE & PERIPHERALS - 0.5%
EMC Corporation* .............................      3,510       47,771
Lexmark International, Inc.* .................        101        9,292
Network Appliance, Inc.* .....................        981       21,042
                                                              --------
                                                                78,105

CONSTRUCTION & ENGINEERING - 0.0%
Fluor Corporation ............................         54        2,089

CONSTRUCTION & FARM MACHINERY - 0.7%
Caterpillar, Inc. ............................        593       46,889
Cummins, Inc. ................................        500       29,225
Paccar, Inc. .................................        698       39,256
                                                              --------
                                                               115,370

CONSTRUCTION MATERIALS - 0.2%
Vulcan Materials Company .....................        643       30,504

CONSUMER FINANCE - 1.4%
American Express Company .....................      1,723       89,338
Capital One Financial Corporation ............        238       17,952
MBNA Corporation .............................      2,748       75,927
Providian Financial Corporation* .............        500        6,550
SLM Corporation ..............................        913       38,209
                                                              --------
                                                               227,976

DATA PROCESSING & OUTSOURCED SERVICES - 1.2%
Automatic Data Processing, Inc. ..............        917       38,514
Computer Sciences Corporation* ...............        882       35,571
Convergys Corporation* .......................      1,694       25,749
First Data Corporation .......................      1,249       52,658
Sabre Holdings Corporation ...................        805       19,972
Sungard Data Systems, Inc.* ..................      1,056       28,934
                                                              --------
                                                               201,398

DEPARTMENT STORES - 0.6%
Federated Department Stores, Inc. ............        582       31,457
Kohl's Corporation* ..........................         19          918
May Department Stores Company ................        875       30,257
Nordstrom, Inc. ..............................        100        3,990
Sears, Roebuck & Company .....................        892       38,320
                                                              --------
                                                               104,942

DISTRIBUTORS - 0.1%
Genuine Parts Company ........................        462       15,117

DIVERSIFIED BANKS - 4.3%
Bank of America Corporation ..................      2,240      181,395
Bank One Corporation .........................      1,778       96,937
Comerica, Inc. ...............................        259       14,069
Fleetboston Financial Corporation ............      1,633       73,322
U.S. Bancorp .................................      2,134       59,005
Wachovia Corporation .........................      2,597      122,059
Wells Fargo & Company ........................      3,106      176,017
                                                              --------
                                                               722,804

DIVERSIFIED CAPITAL MARKETS - 0.9%
J.P. Morgan Chase & Company ..................      3,789      158,949

DIVERSIFIED CHEMICALS - 1.0%
Dow Chemical Company .........................        841       33,875
E.I. du Pont de Nemours &
   Company ...................................      1,574       66,454
Engelhard Corporation ........................      1,059       31,654
Hercules, Inc.* ..............................        220        2,526
PPG Industries, Inc. .........................        439       25,594
                                                              --------
                                                               160,103

DIVERSIFIED COMMERCIAL SERVICES - 0.6%
Cendant Corporation ..........................      2,617       63,829
Cintas Corporation ...........................        200        8,698
Deluxe Corporation ...........................        624       25,022
Equifax, Inc. ................................        225        5,810
                                                              --------
                                                               103,359

DIVERSIFIED METALS & MINING - 0.1%
Freeport-McMoran Copper & Gold, Inc.
   (Cl.B) ....................................        449       17,551
Phelps Dodge Corporation* ....................        100        8,166
                                                              --------
                                                                25,717

DRUG RETAIL - 0.3%
CVS Corporation ..............................        298       10,519
Walgreen Company .............................      1,355       44,647
                                                              --------
                                                                55,166

ELECTRIC UTILITIES - 2.0%
Centerpoint Energy, Inc. .....................      2,678       30,610
Consolidated Edison, Inc. ....................        341       15,038
Dominion Resources, Inc. .....................        870       55,941
Edison International .........................        994       24,144
Entergy Corporation ..........................        346       20,587
Exelon Corporation ...........................        847       58,333
FPL Group, Inc. ..............................        682       45,592
PG&E Corporation* ............................        632       18,309
PPL Corporation ..............................        162        7,387
Progress Energy, Inc. ........................        870       40,960
Progress Energy, Inc. - Contingent
   Value Obligation* .........................        400          116
Southern Company .............................        361       11,010
Teco Energy, Inc. ............................        900       13,167
                                                              --------
                                                               341,194

                           11 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                     NUMBER      MARKET
             COMMON STOCKS (CONTINUED)             OF SHARES      VALUE
-----------------------------------------------    ---------    --------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Cooper Industries, Inc. .......................        200      $ 11,436
Emerson Electric Company ......................        238        14,261
Power-One, Inc.* ..............................      1,634        18,072
                                                                --------
                                                                  43,769

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.7%
Agilent Technologies, Inc.* ...................        994        31,440
Perkinelmer, Inc. .............................        123         2,545
Tektronix, Inc. ...............................      1,000        32,710
Thermo Electron Corporation* ..................      1,099        31,080
Waters Corporation* ...........................        592        24,177
                                                                --------
                                                                 121,952

ELECTRONIC MANUFACTURING SERVICES - 0.5%
Jabil Circuit, Inc.* ..........................        857        25,222
Molex, Inc. ...................................      1,000        30,390
Sanmina-Sci Corporation* ......................        632         6,958
Solectron Corporation* ........................      3,128        17,298
                                                                --------
                                                                  79,868

EMPLOYMENT SERVICES - 0.2%
Monster Worldwide, Inc.* ......................        171         4,480
Robert Half International, Inc.* ..............      1,444        34,107
                                                                --------
                                                                  38,587

ENVIRONMENTAL SERVICES - 0.2%
Waste Management, Inc. ........................        873        26,347

FOOD DISTRIBUTORS - 0.1%
Sysco Corporation .............................        381        14,878

FOOD RETAIL - 0.5%
Kroger Company* ...............................      1,920        31,949
Safeway, Inc.* ................................      1,098        22,597
Supervalu, Inc. ...............................      1,069        32,647
                                                                --------
                                                                  87,193

FOOTWEAR - 0.2%
Nike, Inc. (Cl.B) .............................        412        32,082
Reebok International, Ltd. ....................        100         4,135
                                                                --------
                                                                  36,217

FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corporation .................      1,013        26,135
Weyerhaeuser Company ..........................        160        10,480
                                                                --------
                                                                  36,615

GAS UTILITIES - 0.2%
Nicor, Inc. ...................................        554        19,517
Nisource, Inc. ................................        401         8,521
Peoples Energy Corporation ....................         75         3,349
                                                                --------
                                                                  31,387
GENERAL MERCHANDISE STORES - 0.5%
Big Lots, Inc.* ...............................        158         2,291
Dollar General Corporation ....................      1,200        23,040
Family Dollar Stores, Inc. ....................        600        21,570
Target Corporation ............................        806        36,302
                                                                --------
                                                                  83,203

GOLD - 0.0%
Newmont Mining Corporation Holding
   Company ....................................        114         5,316

HEALTH CARE DISTRIBUTORS - 0.4%
Amerisourcebergen Corporation .................        180         9,842
Cardinal Health, Inc. .........................        282        19,430
McKesson Corporation ..........................      1,342        40,381
                                                                --------
                                                                  69,653

HEALTH CARE EQUIPMENT - 1.5%
Applera Corporation - Applied
   Biosystems Group ...........................        500         9,890
Baxter International, Inc. ....................        112         3,460
Becton, Dickinson & Company ...................        299        14,496
Biomet, Inc. ..................................      1,000        38,360
Boston Scientific Corporation* ................        899        38,100
Guidant Corporation ...........................        484        30,671
Medtronic, Inc. ...............................      1,893        90,391
St. Jude Medical, Inc.* .......................         70         5,047
Stryker Corporation ...........................         36         3,187
Zimmer Holdings, Inc.* ........................        204        15,051
                                                                --------
                                                                 248,653

HEALTH CARE FACILITIES - 0.5%
HCA, Inc. .....................................        223         9,058
Health Management Association, Inc. ...........      1,127        26,158
Manor Care, Inc. ..............................        848        29,926
Tenet Healthcare Corporation* .................      2,057        22,956
                                                                --------
                                                                  88,098

HEALTH CARE SERVICES - 0.5%
Express Scripts, Inc.* ........................         22         1,641
IMS Health, Inc. ..............................      1,389        32,308
Medco Health Solutions, Inc.* .................      1,219        41,446
Quest Diagnostics, Inc. .......................        115         9,525
                                                                --------
                                                                  84,920

HEALTH CARE SUPPLIES - 0.3%
Bausch & Lomb, Inc. ...........................        500        29,985
Caremark Rx, Inc. .............................        581        19,302
                                                                --------
                                                                  49,287

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc. ..............................      4,308       160,947
Lowe's Companies, Inc. ........................      1,372        77,010
Sherwin-Williams Company ......................        700        26,901
                                                                --------
                                                                 264,858

                           12 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                  NUMBER      MARKET
          COMMON STOCKS (CONTINUED)              OF SHARES    VALUE
---------------------------------------------    ---------   --------
HOTELS, RESORTS & CRUISE LINES - 0.3%
Carnival Corporation ........................        428     $ 19,221
Marriott International, Inc. ................        351       14,935
Starwood Hotels & Resorts
    Worldwide, Inc. .........................        512       20,736
                                                             --------
                                                               54,892

HOUSEHOLD APPLIANCES - 0.3%
Black & Decker Corporation ..................        600       34,164
Snap-On, Inc. ...............................         89        2,878
Whirlpool Corporation .......................        108        7,438
                                                             --------
                                                               44,480

HOUSEHOLD PRODUCTS - 2.2%
Clorox Company ..............................        349       17,070
Colgate-Palmolive Company ...................        943       51,959
Kimberly-Clark Corporation ..................      1,196       75,468
Procter & Gamble Company ....................      2,062      216,263
                                                             --------
                                                              360,760

HOUSEWARES & SPECIALTIES - 0.1%
Fortune Brands, Inc. ........................        216       16,552

HYPERMARKETS & SUPERCENTERS - 2.6%
Costco Wholesale Corporation* ...............      1,353       50,819
Wal-Mart Stores, Inc. .......................      6,483      386,970
                                                             --------
                                                              437,789

INDUSTRIAL CONGLOMERATES - 4.1%
3M Company ..................................      1,227      100,454
General Electric Company ....................     16,541      504,831
Textron, Inc. ...............................        209       11,108
Tyco International, Ltd. ....................      2,279       65,293
                                                             --------
                                                              681,686

INDUSTRIAL GASES - 0.3%
Air Products & Chemicals, Inc. ..............        870       43,604

INDUSTRIAL MACHINERY - 0.5%
Crane Company ...............................        673       22,209
Dover Corporation ...........................        400       15,508
Illinois Tool Works, Inc. ...................        192       15,212
Pall Corporation ............................      1,156       26,230
                                                             --------
                                                               79,159

INSURANCE BROKERS - 0.3%
Marsh & McLennan Companies, Inc. ............      1,125       52,088

INTEGRATED OIL & GAS - 4.3%
ChevronTexaco Corporation ...................      1,882      165,202
ConocoPhillips ..............................        749       52,288
Exxon Mobil Corporation .....................     11,015      458,114
Marathon Oil Corporation ....................      1,153       38,822
Occidental Petroleum Corporation ............        219       10,085
                                                             --------
                                                              724,511
INTEGRATED TELECOMMUNICATION SERVICES - 2.7%
AT&T Corporation ...........................       1,855       36,302
Alltel Corporation .........................         505       25,194
Bellsouth Corporation ......................       3,821      105,803
Citizens Communications Company* ...........         344        4,451
Qwest Communications
   International, Inc.* ....................       6,238       26,886
SBC Communications, Inc. ...................       4,644      113,964
Sprint Corporation (FON Group) .............         300        5,529
Verizon Communications, Inc. ...............       3,730      136,294
                                                             --------
                                                              454,423

INTERNET RETAIL - 0.4%
Ebay, Inc.* ................................       1,036       71,826

INTERNET SOFTWARE & SERVICES - 0.2%
Yahoo!, Inc.* ..............................         592       28,765

INVESTMENT BANKING & BROKERAGE - 2.4%
Bear Stearns Companies, Inc. ...............         393       34,458
Charles Schwab Corporation .................       4,234       49,157
Goldman Sachs Group, Inc. ..................         938       97,880
Lehman Brothers Holdings, Inc. .............         153       12,679
Merrill Lynch & Company, Inc. ..............       1,925      114,653
Morgan Stanley .............................       1,482       84,919
                                                             --------
                                                              393,746

LEISURE PRODUCTS - 0.2%
Hasbro, Inc. ...............................       1,300       28,275
Mattel, Inc. ...............................          48          885
                                                             --------
                                                               29,160

LIFE & HEALTH INSURANCE - 1.1%
Aflac, Inc. ................................         171        6,864
Jefferson-Pilot Corporation ................         732       40,267
John Hancock Financial
   Services, Inc. ..........................         465       20,316
Lincoln National Corporation ...............         826       39,086
Metlife, Inc. ..............................       1,913       68,256
Prudential Financial, Inc. .................         267       11,956
Unumprovident Corporation ..................         129        1,887
                                                             --------
                                                              188,632

MANAGED HEALTH CARE - 0.8%
Aetna, Inc. ................................         300       26,916
Anthem, Inc.* ..............................          19        1,722
Cigna Corporation ..........................         700       41,314
Humana, Inc.* ..............................       1,393       26,495
Unitedhealth Group, Inc. ...................         616       39,695
Wellpoint Health Networks, Inc.* ...........          19        2,161
                                                             --------
                                                              138,303

                           13 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                    NUMBER         MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES       VALUE
-------------------------                          ----------    -----------
METAL & GLASS CONTAINERS - 0.2%
Pactiv Corporation* ................................    1,270    $    28,257

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc. ..............................      847         45,179

MOVIES & ENTERTAINMENT - 2.1%
Time Warner, Inc.* .................................    8,413        141,843
Viacom, Inc. (Cl.B).................................    3,113        122,061
Walt Disney Company.................................    3,233         80,793
                                                                 -----------
                                                                     344,697

MULTI-LINE INSURANCE - 1.7%
American International Group, Inc. .................    3,819        272,486
Hartford Financial Group, Inc. .....................       73          4,650
Loews Corporation...................................      100          5,906
                                                                 -----------
                                                                     283,042

MULTI-UTILITIES & UNREGULATED POWER - 0.6%
AES Corporation* ...................................    2,500         21,325
Calpine Corporation* ...............................      237          1,107
Constellation Energy Group, Inc. ...................      813         32,479
Duke Energy Corporation.............................      290          6,554
Public Service Enterprise Group, Inc. ..............      389         18,275
Williams Companies, Inc. ...........................    1,343         12,853
                                                                 -----------
                                                                      92,593

OFFICE ELECTRONICS - 0.0%
Xerox Corporation* .................................      294          4,284

OFFICE SERVICES & SUPPLIES - 0.2%
Pitney Bowes, Inc. .................................      943         40,181

OIL & GAS DRILLING - 0.2%
Noble Corporation* .................................      240          9,221
Rowan Companies, Inc.* .............................    1,200         25,308
                                                                 -----------
                                                                      34,529

OIL & GAS EQUIPMENT & SERVICES - 0.6%
BJ Services Company* ...............................      473         20,467
Baker Hughes, Inc. .................................      555         20,246
Schlumberger, Ltd. .................................      883         56,380
                                                                 -----------
                                                                      97,093

OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Apache Corporation..................................      534         23,053
Burlington Resources, Inc. .........................      331         21,062
EOG Resources, Inc. ................................      723         33,178
Kerr-McGee Group....................................      659         33,939
Unocal Corporation..................................      670         24,978
                                                                 -----------
                                                                     136,210

OIL & GAS REFINING,MARKETING & TRANSPORTATION - 0.0%
Ashland, Inc. ......................................       44          2,046
Sunoco, Inc. .......................................       44          2,745
                                                                 -----------
                                                                       4,791

OTHER DIVERSIFIED FINANCIAL SERVICES - 2.9%
Citigroup, Inc. ....................................    8,627        446,016
Principal Financial Group, Inc. ....................    1,192         42,471
                                                                 -----------
                                                                     488,487

PACKAGED FOODS & MEATS - 1.0%
Campbell Soup Company...............................      911         24,843
General Mills, Inc. ................................      581         27,121
Hershey Foods Corporation...........................      500         41,425
Kellogg Company.....................................        4            157
McCormick & Company, Inc. ..........................    1,000         33,520
Sara Lee Corporation................................      119          2,601
Wm. Wrigley Jr. Company.............................      751         44,399
                                                                 -----------
                                                                     174,066

PAPER PACKAGING - 0.1%
Sealed Air Corporation* ............................      361         17,953
PAPER PRODUCTS - 0.2%
Georgia-Pacific Corporation.........................      739         24,897
International Paper Company.........................      240         10,142
                                                                 -----------
                                                                      35,039

PERSONAL PRODUCTS - 0.3%
Avon Products, Inc. ................................      123          9,332
Gillette Company....................................      967         37,810
                                                                 -----------
                                                                      47,142

PHARMACEUTICALS - 7.9%
Abbott Laboratories.................................    3,003        123,423
Bristol-Myers Squibb Company........................    2,987         72,375
Eli Lilly & Company.................................    1,643        109,917
Forest Laboratories, Inc.* .........................      238         17,046
Johnson & Johnson...................................    5,147        261,056
Merck & Company, Inc. ..............................    3,576        158,023
Pfizer, Inc. .......................................   12,680        444,434
Schering-Plough Corporation.........................      927         15,036
Watson Pharmaceuticals, Inc.* ......................      674         28,841
Wyeth...............................................    2,460         92,373
                                                                 -----------
                                                                   1,322,524

PROPERTY & CASUALTY INSURANCE - 1.4%
Ace, Ltd. ..........................................      234          9,982
Allstate Corporation................................    1,110         50,461
Ambac Financial Group, Inc. ........................      177         13,059
Chubb Financial Corporation.........................      607         42,211
MBIA, Inc. .........................................      635         39,814
Progressive Corporation.............................       29          2,540
St. Paul Companies, Inc. ...........................      366         14,644
Travelers Property Casualty
  Corporation (Cl.B)................................    2,578         44,522
XL Capital, Ltd. ...................................      303         23,040
                                                                 -----------
                                                                     240,273

                           14 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                     NUMBER        MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES        VALUE
-------------------------                          ----------    -----------
PUBLISHING - 0.5%
Dow Jones & Company, Inc. ......................          600    $    28,746
Gannett Company, Inc. ..........................          420         37,019
Knight-Ridder, Inc. ............................          130          9,522
New York Times Company..........................          100          4,420
                                                                 -----------
                                                                      79,707

RAILROADS - 0.5%
Burlington Northern Santa Fe
  Corporation...................................        1,424         44,856
CSX Corporation.................................           73          2,211
Union Pacific Corporation.......................          563         33,679
                                                                 -----------
                                                                      80,746

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Apartment Investment &
  Management Company............................          884         27,484
Equity Office Properties Trust..................          904         26,117
                                                                 -----------
                                                                      53,601

REGIONAL BANKS - 1.9%
BB&T Corporation................................          860         30,358
Fifth Third Bancorp.............................          589         32,613
First Tennessee National Corporation............          707         33,724
M&T Bank Corporation............................          200         17,970
National City Corporation.......................          962         34,228
PNC Financial Services..........................          426         23,609
Regions Financial Corporation...................        1,059         38,675
Southtrust Corporation..........................          547         18,139
Suntrust Banks, Inc. ...........................          107          7,459
Synovus Financial Corporation...................          450         11,002
Union Planters Corporation......................        1,125         33,581
Zions Bancorporation............................          530         30,316
                                                                 -----------
                                                                     311,674

RESTAURANTS - 0.6%
McDonald's Corporation..........................        2,887         82,482
Wendy's International, Inc. ....................           28          1,139
Yum! Brands, Inc.* .............................          286         10,865
                                                                 -----------
                                                                      94,486

SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.* .......................        2,543         54,369
Teradyne, Inc.* ................................          685         16,324
                                                                 -----------
                                                                      70,693

SEMICONDUCTORS - 3.4%
Altera Corporation* ............................          579         11,841
Analog Devices, Inc. ...........................          458         21,989
Applied Micro Circuits Corporation* ............        2,620         15,065
Broadcom Corporation* ..........................          682         26,714
Intel Corporation...............................       11,223        305,266
LSI Logic Corporation* .........................        2,905         27,133
Maxim Integrated Products, Inc. ................           94          4,426
Micron Technology, Inc.* .......................        2,589         43,262
National Semiconductor Corporation* ............          610         27,102
Texas Instruments, Inc. ........................        2,525         73,780
Xilinx, Inc.* ..................................          120          4,560
                                                                 -----------
                                                                     561,138

SOFT DRINKS - 2.2%
Coca-Cola Company ..............................        3,515        176,804
Coca-Cola Enterprises, Inc. ....................          530         12,810
Pepsico, Inc. ..................................        3,236        174,259
                                                                 -----------
                                                                     363,873

SPECIALTY CHEMICALS - 0.3%
Ecolab, Inc. ...................................          423         12,068
International Flavors & Fragrances, Inc. .......          100          3,550
Rohm & Haas Company.............................          161          6,414
Sigma-Aldrich Corporation.......................          517         28,611
                                                                 -----------
                                                                         643

SPECIALTY STORES - 0.6%
Autonation, Inc.* ..............................        1,809         30,843
Autozone, Inc.* ................................          343         29,488
Staples, Inc.* .................................        1,136         28,843
Toys 'R' Us, Inc.* .............................          322          5,410
                                                                 -----------
                                                                      94,584

STEEL - 0.1%
Nucor Corporation...............................          300         18,444

SYSTEMS SOFTWARE - 3.6%
Adobe Systems, Inc. ............................          300         11,829
Computer Associates
  International, Inc. ..........................        1,183         31,775
Microsoft Corporation...........................       17,705        442,094
Oracle Corporation* ............................        7,006         84,142
Symantec Corporation* ..........................          293         13,566
Veritas Software Corporation* ..................          717         19,294
                                                                 -----------
                                                                     602,700

THRIFTS & MORTGAGE FINANCE - 1.6%
Fannie Mae......................................        1,821        135,391
Freddie Mac.....................................          655         38,684
Golden West Financial Corporation...............           15          1,679
MGIC Investment Corporation.....................          400         25,692
Washington Mututal, Inc. .......................        1,625         69,404
                                                                 -----------
                                                                     270,850

                           15 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                              PRINCIPAL
                                                              AMOUNT OR
                                                                NUMBER        MARKET
COMMON STOCKS (CONTINUED)                                     OF SHARES        VALUE
-------------------------                                     ----------    -----------
TIRES & RUBBER - 0.0%
Cooper Tire & Rubber Company..........................                95    $     1,914

TOBACCO - 1.2%
Alteria Group, Inc. ..................................             3,381        184,095
R.J. Reynolds Tobacco Holdings, Inc. .................               200         12,100
                                                                            -----------
                                                                                196,195

TRADING COMPANIES & DISTRIBUTORS - 0.2%
W.W. Grainger, Inc. ..................................               646         31,008

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
AT&T Wireless Services* ..............................             3,902         53,106
Nextel Communications, Inc.* .........................               962         23,790
Sprint Corporation (PCS Group)* ......................             3,578         32,918
                                                                            -----------
                                                                                109,814
                                                                            -----------
     Total common stocks
      (cost $15,001,586) - 98.5%......................                       16,438,655

U.S. GOVERNMENT SECURITIES
U.S. Treasury Bill, 0.875%, 04-22-04(1)...............        $   50,000         49,973
                                                                            -----------
     Total U.S. government securities
         (cost $49,975) - 0.3%........................                           49,973

REPURCHASE AGREEMENT
United Missouri Bank, 0.65%, 04-01-04
     (Collateralized by  FNMA bond,
     04-01-04 with a value of $351,000
     and a repurchase amount of $347,006).............        $  347,000        347,000
                                                                            -----------
     Total repurchase agreement
         (cost $347,000) - 2.1%.......................                          347,000
                                                                            -----------
     Total investments (cost $15,398,561) - 100.9%....                       16,835,628
     Liabilities, less cash & other assets - (0.9%)...                         (149,336)
                                                                            -----------
     Total net assets - 100.0%........................                      $16,686,292
                                                                            ===========

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

 *  Non-income producing security

(1) Security is segregated as collateral for futures contracts.

                                   PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                   1 YEAR     5 YEARS      SINCE INCEPTION
                   ------     -------      ---------------
A Shares           33.59%     (2.30%)      (2.19%) (1-29-99)

A Shares with
 sales charge      25.90%     (3.45%)      (3.30%) (1-29-99)

B Shares           32.39%     (3.10%)      (3.00%) (1-29-99)

B Shares with
 CDSC              27.39%     (3.49%)      (3.00%) (1-29-99)

C Shares           32.65%     (3.07%)      (2.93%) (1-29-99)

C Shares with
 CDSC              31.65%     (3.07%)      (2.93%) (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

                           16 See accompanying notes.

                              SECURITY EQUITY FUND
                                 EQUITY SERIES

                              [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
EQUITY SERIES

                                                      NUMBER        MARKET
COMMON STOCKS                                        OF SHARES      VALUE
-----------------------------------------------------------------------------
ADVERTISING - 1.3%
Omnicom Group, Inc. ............................      79,100     $ 6,347,775

AEROSPACE & DEFENSE - 3.2%
General Dynamics Corporation ...................      88,400       7,896,772
L-3 Communications Holdings, Inc.                     50,000       2,974,000
United Technologies Corporation                       54,200       4,677,460
                                                                 -----------
                                                                  15,548,232

AIR FREIGHT & LOGISTICS - 1.9%
FedEx Corporation ..............................     125,000       9,395,000

AIRLINES - 0.5%
Southwest Airlines Company .....................     179,500       2,550,695

ALUMINUM - 1.0%
Alcoa, Inc. ....................................     145,000       5,030,050

APPLICATIONS SOFTWARE - 0.5%
Intuit, Inc.* ..................................      51,800       2,324,784

ASSET MANAGEMENT & CUSTODY BANKS - 1.3%
Bank of New York Company, Inc.                       200,000       6,300,000

BIOTECHNOLOGY - 2.2%
Amgen, Inc.* ...................................     185,000      10,761,450

BREWERS - 1.5%
Anheuser-Busch Companies, Inc.                       140,000       7,140,000

BROADCASTING & CABLE TV- 0.9%
Comcast Corporation* ...........................     150,000       4,311,000

COMMUNICATIONS EQUIPMENT - 3.3%
ADC Telecommunications, Inc.* ..................   1,500,000       4,350,000
Cisco Systems, Inc.* ...........................     500,000      11,760,000
                                                                 -----------
                                                                  16,110,000

COMPUTER HARDWARE - 2.8%
Dell, Inc.* ....................................     200,900       6,754,258
International Business
  Machines Corporation .........................      77,000       7,071,680
                                                                 -----------
                                                                  13,825,938

CONSUMER FINANCE - 1.3%
MBNA Corporation ...............................     230,000       6,354,900

DATA PROCESSING & OUTSOURCED SERVICE - 2.4%
Computer Sciences Corporation*                        55,000       2,218,150
First Data Corporation .........................     230,000       9,696,800
                                                                 -----------
                                                                  11,914,950

DEPARTMENT STORES - 1.9%
Kohl's Corporation* ............................     190,300       9,197,199

DIVERSIFIED BANKS - 2.8%
Bank of America Corporation ....................      60,000       4,858,800
Wells Fargo & Company ..........................     160,000       9,067,200
                                                                 -----------
                                                                  13,926,000

DIVERSIFIED CHEMICALS - 0.6%
E.I. du Pont de Nemours & Company                     75,000       3,166,500

DRUG RETAIL - 1.0%
CVS Corporation ................................     145,000       5,118,500

ELECTRONIC MANUFACTURING SERVICES - 0.5%
Molex, Inc. ....................................      85,000       2,583,150

GENERAL MERCHANDISE STORES - 1.0%
Target Corporation .............................     107,500       4,841,800

HEALTH CARE DISTRIBUTORS - 2.2%
Cardinal Health, Inc. ..........................     160,000      11,024,000

HEALTH CARE EQUIPMENT - 1.4%
Medtronic, Inc. ................................     146,200       6,981,050

HOME IMPROVEMENT RETAIL - 1.8%
Home Depot, Inc. ...............................     240,000       8,966,400

HOTELS, RESORTS & CRUISE LINES - 1.4%
Carnival Corporation ...........................     155,000       6,961,050

HOUSEHOLD PRODUCTS - 3.5%
Colgate-Palmolive Company ......................     100,000       5,510,000
Procter & Gamble Company .......................     110,000      11,536,800
                                                                 -----------
                                                                  17,046,800

HYPERMARKETS & SUPERCENTERS - 2.7%
Wal-Mart Store, Inc. ...........................     220,000      13,131,800

INDUSTRIAL CONGLOMERATES - 5.1%
3M Company .....................................      64,000       5,239,680
General Electric Company .......................     550,000      16,786,000
Tyco International, Inc. .......................     100,000       2,865,000
                                                                 -----------
                                                                  24,890,680

INDUSTRIAL GASES - 1.2%
Praxair, Inc. ..................................     160,000       5,939,200

INTEGRATED OIL & GAS - 3.4%
Chevrontexaco Corporation ......................      60,000       5,266,800
Exxon Mobil Corporation ........................     275,000      11,437,250
                                                                 -----------
                                                                  16,704,050

INTEGRATED TELECOMMUNICATIONS SERVICES - 1.6%
SBC Communications, Inc. .......................     170,000       4,171,800
Verizon Communications, Inc. ...................     100,000       3,654,000
                                                                 -----------
                                                                   7,825,800

INVESTMENT BANKING & BROKERAGE - 3.2%
Goldman Sachs Group, Inc. ......................      50,000       5,217,500
Merrill Lynch & Company, Inc. ..................      90,500       5,390,180
Morgan Stanley .................................      90,000       5,157,000
                                                                 -----------
                                                                  15,764,680

LIFE & HEALTH INSURANCE - 1.3%
Aflac, Inc. ....................................     160,000       6,422,400

                           18 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
EQUITY SERIES (CONTINUED)

                                                      NUMBER       MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES      VALUE
----------------------------------------------------------------------------
MANAGED HEALTH CARE - 1.9%
Anthem, Inc.* ................................        55,000    $  4,985,200
Unitedhealth Group, Inc. .....................        70,000       4,510,800
                                                                ------------
                                                                   9,496,000

MOTORCYCLE MANUFACTURERS - 2.1%
Harley-Davidson, Inc. ........................       198,000      10,561,320

MOVIES & ENTERTAINMENT - 3.4%
Time Warner, Inc* ............................       460,000       7,755,600
Viacom, Inc. (Cl.B) ..........................       233,400       9,151,614
                                                                ------------
                                                                  16,907,214

MULTI-LINE INSURANCE - 3.2%
American International Group, Inc. ...........       220,000      15,697,000

OIL & GAS EQUIPMENT & SERVICES - 0.6%
BJ Services Company* .........................        54,000       2,336,580
Haliburton Company ...........................        17,000         516,630
                                                                ------------
                                                                   2,853,210

OIL & GAS EXPLORATION & PRODUCTION - 1.5%
Anadarko Petroleum Corporation ...............        50,000       2,593,000
Devon Energy Corporation .....................        80,000       4,652,000
                                                                ------------
                                                                   7,245,000

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.7%
Citigroup, Inc. ..............................       350,000      18,095,000

PACKAGED FOODS & MEATS - 0.7%
General Mills, Inc. ..........................        70,000       3,267,600

PHARMACEUTICALS - 8.3%
Abbott Laboratories ..........................       130,000       5,343,000
Eli Lilly & Company ..........................        50,000       3,345,000
Johnson & Johnson ............................       200,000      10,144,000
Pfizer, Inc ..................................       560,000      19,628,000
Wyeth ........................................        60,000       2,253,000
                                                                ------------
                                                                  40,713,000

PROPERTY & CASUALTY INSURANCE - 1.7%
Chubb Corporation ............................        80,000       5,563,200
Safeco Corporation ...........................        60,000       2,590,200
                                                                ------------
                                                                   8,153,400

PUBLISHING - 1.1%
Belo Corporation .............................       190,000       5,274,400

SEMICONDUCTOR EQUIPMENT - 0.9%
Applied Materials, Inc.* .....................       203,500       4,350,830

SEMICONDUCTORS - 3.3%
Analog Devices, Inc. .........................        80,000       3,840,800
Intel Corporation ............................       350,000       9,520,000
Texas Instruments, Inc. ......................       100,000       2,922,000
                                                                ------------
                                                                  16,282,800

SOFT DRINKS - 2.2%
Pepsico, Inc. ................................       200,000      10,770,000

SYSTEMS SOFTWARE - 3.0%
Microsoft Corporation ........................       600,900      15,004,473

THRIFTS & MORTGAGE FINANCE - 0.9%
Fannie Mae ...................................        58,900       4,379,215
                                                                ------------

  Total common stocks
   (cost $402,245,794) - 99.2% ...............                   487,456,295

U. S. GOVERNMENT AGENCIES
Federal Home Loan Bank,
 0.98%, 04-02-04 .............................    $2,800,000       2,799,924
Federal National Mortgage Association,
 1.00%, 04-07-04 .............................    $1,500,000       1,499,750
                                                                ------------
  Total U. S. government agencies
   (cost $4,299,674) - 0.9% ..................                     4,299,674

REPURCHASE AGREEMENT
United Missouri Bank, 0.65%, 04-01-04
  (Collateralized by FNMA bond,
  04-01-04 with a value of $1,030,000
  and a repurchase amount of
  $1,009,010) ................................    $1,009,000       1,009,000
                                                                ------------
  Total repurchase agreement
   (cost $1,009,000) - 0.2% ..................                     1,009,000
                                                                ------------
  Total investments
   (cost $407,554,468) - 100.3% ..............                   492,764,969
  Liabilities, less cash & other
   assets - (0.3%) ...........................                    (1,317,006)
                                                                ------------
  Total net assets - 100.0% ..................                  $491,447,963
                                                                ============

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

*Non-income producing security

                           19 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
EQUITY SERIES (CONTINUED)

                                   PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                                                                   SINCE
                             1 YEAR        5 YEARS   10 YEARS    INCEPTION
                             ------        -------   --------    ---------
A Shares                     25.72%        (4.58%)     8.43%          N/A

A Shares with sales charge   18.50%        (5.69%)     7.79%          N/A

B Shares                     24.74%        (5.46%)     7.56%          N/A

B Shares with CDSC           19.74%        (5.84%)     7.56%          N/A

C Shares                     24.95%        (5.47%)      N/A         (5.42%)
                                                                 (1-29-99)
C Shares with CDSC           23.95%        (5.47%)      N/A         (5.42%)
                                                                 (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                           20 See accompanying notes.

                              SECURITY EQUITY FUND
                                  GLOBAL SERIES

                             [OPPENHEIMERFUNDS LOGO]

                                   SUBADVISOR,
                             OPPENHEIMERFUNDS, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
GLOBAL SERIES

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER         MARKET
               CONVERTIBLE BOND                       OF SHARES        VALUE
---------------------------------------------------  -----------     -----------
Nektar Therapeutics, 3.00% - 2010 .................  $    10,308     $   177,964
                                                                     -----------
  Total convertible bond (cost $117,000) - 0.2% ...                      177,964

FOREIGN BOND

INDIA - 0.0%
Hindustan Lever, Ltd., 9.00% - 2005(1) ............    1,036,800           1,574
                                                                     -----------
  Total foreign bond (cost $9,180) - 0.0% .........                        1,574

COMMON STOCKS

AUSTRALIA - 0.5%
Australia & New Zealand
  Banking Group, Ltd. .............................       35,781         517,923
Leighton Holdings, Ltd. ...........................        9,935          78,883
                                                                     -----------
                                                                         596,806

BERMUDA - 0.8%
Ace, Ltd. .........................................       21,340         910,364
BRAZIL - 1.3%
Companhia de Bebidas das
  Americas ADR ....................................       23,757         475,140
Empresa Brasileira de Aeronautica
  S.A. ADR ........................................       33,968       1,090,373
                                                                     -----------
                                                                       1,565,513

CANADA - 2.3%
Alcan, Inc. .......................................          687          30,470
Bombardier, Inc. (Cl.B) ...........................       64,500         288,084
EnCana Corporation ................................       13,908         599,920
Husky Energy, Inc. ................................       58,180       1,159,837
Manulife Financial Corporation ....................       15,773         582,794
                                                                     -----------
                                                                       2,661,105

FINLAND - 0.1%
Stora Enso Oyj (Cl.R) .............................       11,180         140,688

FRANCE - 7.4%
Alcatel S.A.* .....................................       45,080         711,321
Aventis S.A. ......................................        7,350         564,977
Axa ...............................................        6,750         140,850
Carrefour S.A. ....................................        7,860         387,718
Essilor International S.A. ........................        7,500         456,137
France Telecom S.A.* ..............................       39,485       1,010,251
JC Decaux S.A.* ...................................       20,730         463,392
Sanofi-Synthelabo S.A. ............................       24,094       1,573,724
Societe BIC S.A. ..................................        5,230         221,737
Societe Generale ..................................       12,350       1,054,795
Societe Television Francaise1 .....................       14,950         474,734
Technip S.A. ......................................        7,740       1,046,285
Total S.A. ........................................        2,455         450,732
                                                                     -----------
                                                                       8,556,653

GERMANY - 1.5%
Allianz AG* .......................................        9,597       1,045,044
BASF AG ...........................................        2,885         146,530
Deutsche Post AG ..................................       10,396         232,517
MLP AG* ...........................................       14,734         269,788
Muenchener Rueckversicherungs-
  Gesellschaft AG .................................          771          85,624
                                                                     -----------
                                                                       1,779,503
HONG KONG - 1.7%
Hong Kong & China Gas Company,
  Ltd. ............................................      340,400         587,642
Hutchison Whampoa, Ltd. ...........................       61,082         439,038
Television Broadcasts, Ltd. .......................      206,991         977,688
                                                                     -----------
                                                                       2,004,368

INDIA - 2.8%
Gail India, Ltd. ..................................       14,490          71,115
Hindustan Lever, Ltd. .............................      186,000         660,767
Icici Bank, Ltd. ADR ..............................       52,350         834,983
Infosys Technologies, Ltd. ........................        8,008         910,749
Oil & Natural Gas Corporation, Ltd. ...............        8,520         164,916
Zee Telefilms, Ltd. ...............................      207,000         639,784
                                                                     -----------
                                                                       3,282,314

IRELAND - 0.5%
Anglo Irish Bank Corporation plc ..................       33,300         524,625

ISRAEL - 0.4%
Teva Pharmaceutical Industries,
  Ltd. ADR ........................................        7,470         473,673

ITALY - 0.4%
Eni SpA ...........................................       22,789         458,168

JAPAN - 9.6%
Canon, Inc. .......................................        9,000         466,285
Chugai Pharmaceutical
  Company, Ltd. ...................................       31,200         496,633
Credit Saison Company, Ltd. .......................       20,600         619,772
JGC Corporation ...................................       20,000         220,503
KDDI Corporation ..................................          381       2,149,728
Keyence Corporation ...............................        2,100         511,905
Murata Manufacturing
  Company, Ltd. ...................................        9,500         603,595
NEC Corporation ...................................       16,750         137,819
NTT Docomo, Inc. ..................................          545       1,204,883
Nippon Telegraph & Telephone
  Corporation .....................................           28         158,793
Resona Holdings, Inc.* ............................      255,000         426,491
Seven-Eleven Japan Company, Ltd. ..................       14,000         511,366
Sharp Corporation .................................       54,000         964,925
Shionogi & Company, Ltd. ..........................       54,000         954,025
Shiseido Company, Ltd. ............................       30,000         391,022
Sony Corporation ..................................        3,200         134,109
Trend Micro, Inc. .................................       23,000         795,886
Yahoo Japan Corporation* ..........................           34         415,053
                                                                     -----------
                                                                      11,162,793

KOREA - 2.1%
Hyundai Heavy Industries
  Company, Ltd. ...................................       15,100         416,207
SK Telecom Company, Ltd. ..........................        2,040         381,683
SK Telecom Company, Ltd. ADR ......................       14,700         313,110
Samsung Electronics Company, Ltd. .................        2,752       1,373,059
                                                                     -----------
                                                                       2,484,059

                           22 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
GLOBAL SERIES (CONTINUED)

                                                   NUMBER          MARKET
           COMMON STOCKS (CONTINUED)              OF SHARES        VALUE
-----------------------------------------------  -----------     -----------
MEXICO - 1.8%
Fomento Economico Mexicano
  S.A. de C.V .................................      120,300     $   591,269
Grupo Modelo, S.A. de C.V. (Cl.C) .............      162,000         440,895
Grupo Televisa S.A. ADR .......................       17,964         850,416
Telefonos de Mexico S.A
  de C.V. ADR .................................        4,850         169,314
                                                                 -----------
                                                                   2,051,894

NETHERLANDS - 3.1%
ABN Amro Holding N.V. .........................       49,000       1,092,922
Aegon N.V. ....................................       71,273         910,909
Ing Group N.V .................................        7,142         156,929
Koninklijke (Royal) Philips
  Electronics N.V. ............................        7,680         222,075
Qiagen N.V.* ..................................       35,761         468,032
Unilever N.V. .................................        3,140         216,669
Wolters Kluwer N.V. ...........................       31,328         535,521
                                                                 -----------
                                                                   3,603,057

NORWAY - 0.9%
Tandberg ASA* .................................      113,700       1,088,835

SINGAPORE - 0.6%
Singapore Press Holdings, Ltd. ................       59,729         673,455

SPAIN - 0.8%
Amadeus Global Travel
  Distribution S.A. ...........................       62,172         352,219
Antena 3 Television S.A.* .....................           62           2,857
Endesa S.A. ...................................        6,380         116,038
Iberdrola S.A. ................................        7,380         152,364
Telefonica S.A. ...............................       18,503         279,909
                                                                 -----------
                                                                     903,387

SWEDEN - 3.4%
Hennes & Mauritz AB (Cl.B) ....................       86,400       2,325,753
Telefonaktiebolaget LM Ericsson
  (Cl.B)* .....................................      565,700       1,567,784
                                                                 -----------
                                                                   3,893,537

SWITZERLAND - 2.1%
Nestle S.A. ...................................          851         216,974
Novartis AG ...................................       17,339         736,345
Roche Holding AG ..............................       13,610       1,329,469
Swiss Re ......................................        2,061         142,026
                                                                 -----------
                                                                   2,424,814

TAIWAN - 1.1%
Taiwan Semiconductor Manufacturing
  Company, Ltd. ADR* ..........................      121,300       1,266,372

UNITED KINGDOM - 11.0%
3i Group plc** ................................       39,584         457,594
Astrazeneca plc ...............................       11,470         531,852
BAE Systems plc ...............................       52,255         193,274
BP plc ADR ....................................       17,567         899,430
Boots Group plc ...............................       42,122         479,966
Cable & Wireless plc ..........................       40,260          96,004
Cadbury Schweppes plc .........................      143,030       1,127,702
Diageo plc ....................................       17,400         226,728
Dixons Group plc ..............................      388,313       1,097,254
Lloyds TSB Group plc ..........................       14,880         113,081
Pearson plc ...................................       84,670         962,453
Reckitt Benckiser plc .........................       81,740       2,025,045
Reed Elsevier plc .............................       63,765         564,272
Rentokil Initial plc ..........................      126,737         425,086
Royal Bank of Scotland Group plc ..............       39,799       1,214,932
Shell Transport & Trading
  Company plc .................................       21,262         138,916
Smith & Nephew plc ............................       57,360         564,519
Vodafone Group plc ............................      472,100       1,119,267
WPP Group plc .................................       47,330         479,290
                                                                 -----------
                                                                  12,716,665

UNITED STATES - 40.2%
Advanced Micro Devices, Inc.* .................       83,100       1,348,713
Affymetrix, Inc.* .............................       18,000         607,500
Amazon.com, Inc.* .............................       12,000         519,360
Amdocs, Ltd.* .................................       17,700         491,883
American Express Company* .....................       18,200         943,670
Amgen, Inc.* ..................................       11,700         680,589
Applera Corporation - Applied
  Biosystems Group ............................       21,000         415,380
BEA Systems, Inc.* ............................       36,600         467,016
Bank One Corporation ..........................       40,659       2,216,729
Berkshire Hathaway, Inc. (Cl.B)* ..............          310         964,413
Boeing Company ................................       12,200         501,054
Burlington Resources, Inc. ....................        7,100         451,773
Cadence Design Systems, Inc.* .................      118,464       1,746,159
Charles Schwab Corporation ....................       38,600         448,146
ChevronTexaco Corporation .....................       10,083         885,086
Circuit City Stores, Inc. .....................       55,071         622,302
Cisco Systems, Inc.* ..........................       40,000         940,800
Citigroup, Inc. ...............................        8,666         448,032
Coach, Inc.* ..................................        7,000         286,930
Commerce Bancorp, Inc. ........................        3,800         250,344
Electronic Arts, Inc.* ........................        3,328         179,579
Eli Lilly & Company ...........................        6,900         461,610
Everest Re Group, Ltd. ........................        5,400         461,376
Express Scripts, Inc.* ........................        7,100         529,589
Gap, Inc. .....................................       22,800         499,776
Genentech, Inc.* ..............................        5,600         592,592
Genzyme Corporation ...........................       10,600         498,624

                           23 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
GLOBAL SERIES (CONTINUED)

                                                   NUMBER           MARKET
           COMMON STOCKS (CONTINUED)              OF SHARES         VALUE
-----------------------------------------------  -----------     ------------
UNITED STATES (CONTINUED)
Gilead Sciences, Inc.* ........................       15,200     $    847,704
Gillette Company ..............................       22,400          875,840
Global Santa Fe Corporation ...................       39,000        1,083,030
Human Genome Sciences, Inc.* ..................       13,300          166,649
IMS Health, Inc. ..............................       23,000          534,980
International Business Machines
  Corporation .................................        4,667          428,617
International Flavors &
  Fragrances, Inc. ............................       13,702          486,421
International Game Technology .................       18,200          818,272
JDS Uniphase Corporation* .....................      196,400          799,348
Juniper Networks, Inc.* .......................       18,100          470,781
Lockheed Martin Corporation ...................       10,200          465,528
MBNA Corporation ..............................       42,000        1,160,460
Millennium Pharmaceuticals, Inc.* .............       12,600          212,940
Mylan Laboratories, Inc. ......................       18,850          428,461
National Semiconductor Corporation* ...........       22,600        1,004,118
Northern Trust Corporation ....................        8,400          391,356
Northrop Gruman Corporation ...................        5,400          531,468
Novell, Inc.* .................................       58,800          669,144
Panera Bread Company* .........................        4,800          186,816
Pfizer, Inc. ..................................       28,738        1,007,267
Qualcomm, Inc. ................................       45,620        3,030,080
Quest Diagnostics, Inc. .......................       12,000          993,960
RadioShack Corporation ........................       13,600          450,976
Raytheon Company ..............................       25,200          789,768
Red Hat, Inc.* ................................       26,700          610,362
Schering-Plough Corporation ...................       33,500          543,370
Scientific-Atlanta, Inc. ......................       13,700          443,058
Sirius Satellite Radio, Inc.* .................    1,116,796        3,797,106
Starbucks Corporation* ........................       14,600          551,150
Sun Microsystems, Inc.* .......................      129,400          538,304
Sybase, Inc.* .................................       24,762          519,754
Symantec Corporation* .........................       13,600          629,680
Transocean, Inc.* .............................       39,700        1,107,233
Veritas Software Corporation* .................       13,500          363,285
Wachovia Corporation ..........................       26,008        1,222,376
                                                                 ------------
                                                                   46,618,687
                                                                 ------------

  Total common stocks
   (cost $89,733,878) - 96.4% .................                   111,841,335

PREFERRED STOCKS

BRAZIL - 0.7%
Tele Norte Leste Participacoes S.A ............   60,974,067          772,567

GERMANY - 1.3%
Fresenius AG ..................................        6,581          460,900
Porsche AG ....................................        1,784        1,076,491
                                                                 ------------
                                                                    1,537,391
                                                                 ------------

  Total preferred stocks
   (cost $2,271,011) - 2.0% ...................                     2,309,958

State Street, 0.25%, 04-01-04
  (Collateralized by FHLMC bond,
  2.00%, 2-23-06 with a value of
  $2,645,904 and a repurchase
  amount of $2,593,336) .......................    2,593,318        2,593,318
                                                                 ------------
  Total repurchase agreement
   (cost $2,593,318) - 2.2% ...................                     2,593,318
                                                                 ------------
  Total investments
   (cost $94,724,387) - 100.8% ................                   116,924,149
  Liabilities, less cash & other
    assets - (0.8%) ...........................                      (897,368)
                                                                 ------------
  Total net assets - 100.0% ...................                  $116,026,781
                                                                 ============

                           24 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
GLOBAL SERIES (CONTINUED)

INVESTMENT CONCENTRATION

AT MARCH 31, 2004, GLOBAL SERIES' INVESTMENT CONCENTRATION BY
INDUSTRY WAS AS FOLLOWS:

Aerospace/Defense ............................................      0.4%
Air Freight & Logistics ......................................      3.1%
Automobiles ..................................................      0.9%
Beverages ....................................................      2.5%
Biotechnology ................................................      3.5%
Capital Markets ..............................................      1.1%
Chemicals ....................................................      0.8%
Commercial Banks .............................................      2.1%
Commercial Services & Supplies ...............................      0.6%
Communications Equipment .....................................      7.9%
Computers & Peripherals ......................................      0.8%
Construction & Engineering ...................................      0.3%
Consumer Finance .............................................      2.4%
Diversified Financial Services ...............................      7.3%
Diversified Telecommunications ...............................      3.9%
Electric Utilities ...........................................      0.2%
Electronic Equipment & Instruments ...........................      1.1%
Energy Equipment & Services ..................................      0.9%
Food & Staples Retailing .....................................      1.2%
Food Products ................................................      0.4%
Gas Utilities ................................................      0.5%
Health Care Equipment & Services .............................      1.2%
Health Care Providers & Services .............................      1.8%
Hotels, Restaurants & Leisure Products .......................      1.6%
Household Durables ...........................................      3.3%
Household Products ...........................................      2.3%
IT Services ..................................................      0.8%
Insurance ....................................................      4.5%
Internet & Catalog Retail ....................................      0.5%
Internet Software & Services .................................      1.6%
Machinery ....................................................      0.4%
Media ........................................................      9.0%
Metals & Mining ..............................................      0.0%
Oil & Gas ....................................................      5.5%
Paper & Forest Products ......................................      1.1%
Personal Products ............................................      1.1%
Pharmaceuticals ..............................................      8.4%
Semiconductors & Semiconductor Equipment .....................      3.1%
Software .....................................................      4.3%
Specialty Retail .............................................      0.9%
Textiles, Apparel & Luxury Goods .............................      2.7%
Wireless Telecommunications ..................................      2.6%
Repurchase Agreement .........................................      2.2%
Liabilities, less cash & other assets ........................     (0.8%)
                                                                  -----
                                                                  100.0%
                                                                  =====

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

*Non-income producing security

**Passive Foreign Investment Company

ADR (American Depositary Receipt)

plc (public limited company)

(1)Principal amount on foreign bond is reflected in local currency (e.g. Indian Rupee) while market value is reflected in U.S. dollars.

                                  PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                                                         SINCE
                      1 YEAR    5 YEARS    10 YEARS    INCEPTION
                      ------    -------    --------    ---------
A Shares               60.84%      8.73%       9.91%         N/A

A Shares with
  sales charge         51.60%      7.45%       9.27%         N/A

B Shares               59.93%      8.28%       9.17%         N/A

B Shares with
  CDSC                 54.93%      7.98%       9.17%         N/A

C Shares               59.76%      7.82%        N/A         7.48%
                                                        (1-29-99)

C Shares with
  CDSC                 58.76%      7.82%        N/A         7.48%
                                                        (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                           25 See accompanying notes.

                       This page left intentionally blank.

                              SECURITY EQUITY FUND
                             LARGE CAP GROWTH SERIES

                              [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
LARGE CAP GROWTH SERIES

                                                    NUMBER          MARKET
                COMMON STOCKS                      OF SHARES        VALUE
-----------------------------------------------    ---------     ------------
ADVERTISING - 1.6%
Omnicom Group, Inc. .............................      5,800     $    465,450

AEROSPACE & DEFENSE - 2.8%
General Dynamics Corporation ....................      5,000          446,650
United Technologies Corporation .................      4,200          362,460
                                                                 ------------
                                                                      809,110

AIR FREIGHT & LOGISTICS - 1.9%
FedEx Corporation ...............................      7,600          571,216

AIRLINES - 0.7%
Southwest Airlines Company ......................     14,800          210,308

APPLICATION SOFTWARE - 0.8%
Intuit, Inc.* ...................................      5,500          246,840

BIOTECHNOLOGY - 3.3%
Amgen, Inc.* ....................................     16,900          983,073

BREWERS - 1.5%
Anheuser-Busch Companies, Inc. ..................      8,700          443,700

BROADCASTING & CABLE TV- 1.2%
Comcast Corporation* ............................     12,000          344,880

COMMUNICATIONS EQUIPMENT - 6.2%
ADC Telecommunications, Inc.* ...................    112,500          326,250
Cisco Systems, Inc.* ............................     50,800        1,194,816
Emulex Corporation* .............................      5,700          121,353
Finisar Corporation* ............................     22,100           48,178
Qualcomm, Inc. ..................................      1,800          119,556
                                                                 ------------
                                                                    1,810,153

COMPUTER HARDWARE - 2.5%
Dell, Inc.* .....................................     16,700          561,454
International Business Machines
  Corporation ...................................      1,800          165,312
                                                                 ------------
                                                                      726,766

CONSUMER FINANCE - 0.8%
MBNA Corporation ................................      8,100          223,803

DATA PROCESSING & OUTSOURCED SERVICE - 2.9%
First Data Corporation ..........................     19,900          838,984

DEPARTMENT STORES - 1.2%
Kohl's Corporation* .............................      7,050          340,727

DRUG RETAIL - 1.0%
CVS Corporation .................................      8,300          292,990

ELECTRONIC MANUFACTURING SERVICES - 0.7%
Molex, Inc. .....................................      6,800          206,652

EXCHANGE TRADED FUNDS - 1.5%
iShares Russell 1000 Growth
  Index Fund ....................................      9,300          436,821

GENERAL MERCHANDISE STORES - 1.2%
Target Corporation ..............................      7,600          342,304

HEALTH CARE DISTRIBUTORS - 3.1%
Cardinal Health, Inc. ...........................     13,100          902,590

HEALTH CARE EQUIPMENT - 1.8%
Medtronic, Inc. .................................     11,100          530,025

HOME IMPROVEMENT RETAIL - 3.3%
Home Depot, Inc. ................................     20,800          777,088
Lowe's Companies, Inc. ..........................      3,200          179,616
                                                                 ------------
                                                                      956,704

HOTELS, RESORTS & CRUISE LINES - 1.2%
Carnival Corporation ............................      8,100          363,771

HOUSEHOLD PRODUCTS - 1.4%
Colgate-Palmolive Company .......................      3,900          214,890
Procter & Gamble Company ........................      2,000          209,760
                                                                 ------------
                                                                      424,650

HYPERMARKETS & SUPERCENTERS - 2.9%
Wal-Mart Stores, Inc. ...........................     14,200          847,598

INDUSTRIAL CONGLOMERATES - 6.8%
3M Company ......................................      2,900          237,423
General Electric Company ........................     57,900        1,767,108
                                                                 ------------
                                                                    2,004,531

INSURANCE BROKERS - 0.6%
Marsh & McLennan Companies, Inc. ................      4,000          185,200

INVESTMENT BANKING & BROKERAGE - 1.0%
Goldman Sachs Group, Inc. .......................      2,800          292,180

LIFE & HEALTH INSURANCE - 1.3%
Aflac, Inc. .....................................      9,500          381,330

MOTORCYCLE MANUFACTURERS - 1.8%
Harley-Davidson, Inc. ...........................     10,200          544,068

MOVIES & ENTERTAINMENT - 2.9%
AOL Time Warner, Inc.* ..........................      7,700          129,822
Viacom, Inc. (Cl. B) ............................     18,700          733,227
                                                                 ------------
                                                                      863,049

MULTI-LINE INSURANCE - 2.5%
American International Group, Inc. ..............     10,200          727,770

OIL & GAS EQUIPMENT & SERVICES - 1.1%
BJ Services Company* ............................      7,200          311,544

OIL & GAS EXPLORATION & PRODUCTION - 0.7%
Devon Energy Corporation ........................      3,300          191,895

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.0%
Citigroup, Inc. .................................      5,800          299,860

PERSONAL PRODUCTS - 0.8%
Avon Products, Inc. .............................      3,300          250,371

PHARMACEUTICALS - 13.7%
Abbott Laboratories .............................     10,500          431,550
Eli Lilly & Company .............................      4,500          301,050
Johnson & Johnson ...............................     17,600          892,672
Pfizer, Inc. ....................................     61,000        2,138,050
Wyeth ...........................................      6,700          251,585
                                                                 ------------
                                                                    4,014,907

                           28 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
LARGE CAP GROWTH SERIES (CONTINUED)

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                    NUMBER         MARKET
           COMMON STOCKS (CONTINUED)              OF SHARES         VALUE
-----------------------------------------------  -----------     ------------
PROPERTY & CASUALTY INSURANCE - 0.9%
Chubb Corporation .............................        3,700     $    257,298

SEMICONDUCTOR EQUIPMENT - 1.2%
Applied Materials, Inc.* ......................       15,900          339,942

SEMICONDUCTORS - 5.0%
Analog Devices, Inc. ..........................       10,300          494,503
Intel Corporation .............................       22,100          601,120
Texas Instruments, Inc. .......................       13,200          385,704
                                                                 ------------
                                                                    1,481,327

SOFT DRINKS - 4.1%
Coca-Cola Company .............................        7,300          367,190
Pepsico, Inc. .................................       15,600          840,060
                                                                 ------------
                                                                    1,207,250

SYSTEMS SOFTWARE - 5.2%
Microsoft Corporation .........................       50,100        1,250,997
Oracle Corporation* ...........................       11,500          138,115
Veritas Software Corporation* .................        4,800          129,168
                                                                 ------------
                                                                    1,518,280

THRIFTS & MORTGAGE FINANCE - 0.9%
Fannie Mae ....................................        3,400          252,790
                                                                 ------------
  Total common stocks
   (cost $25,982,836) - 97.0% .................                    28,442,707

REPURCHASE AGREEMENT
State Street, 0.25%, 04-01-04
  (Collateralized by FFCB bond
  2.00%, 11-19-04 with a value of
  $1,179,771 and a repurchase
  amount of $1,156,328) .......................  $ 1,156,320        1,156,320
                                                                 ------------
  Total repurchase agreement
   (cost $1,156,320) - 4.0% ...................                     1,156,320
                                                                 ------------
  Total investments
   (cost $27,139,156) - 101.0% ................                    29,599,027
  Liabilities, less cash & other
   assets - (1.0%) ............................                      (285,804)
                                                                 ------------
  Total net assets - 100.0% ...................                  $ 29,313,223
                                                                 ============

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

*Non-income producing security

                                   PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                               1 YEAR     SINCE INCEPTION
                               ------    -----------------
A Shares                        24.29%   (11.88%)  (5-1-00)

A Shares with sales charge      17.12%   (13.20%)  (5-1-00)

B Shares                        23.48%   (12.63%)  (5-1-00)

B Shares with CDSC              18.48%   (13.31%)  (5-1-00)

C Shares                        23.59%   (12.52%)  (5-1-00)

C Shares with CDSC              22.59%   (12.52%)  (5-1-00)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

                           29 See accompanying notes.

                       This page left intentionally blank.

                              SECURITY EQUITY FUND
                              MID CAP VALUE SERIES

                              [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
MID CAP VALUE SERIES

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                    NUMBER         MARKET
              CONVERTIBLE BONDS                   OF SHARES        VALUE
-----------------------------------------------  -----------     -----------
PHARMACEUTICALS - 1.3%
Ligand Pharmaceuticals,
  6.00% - 20072 ...............................  $ 1,250,000     $ 4,167,188

TELECOMMUNICATIONS - 0.6%
Ciena Corporation, 3.75% - 2008 ...............  $ 2,250,000       2,081,250
                                                                 -----------
  Total convertible bonds
   (cost $2,885,930) - 1.9% ...................                    6,248,438

PREFERRED STOCK

DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc., 5.00% - 2049 .................        4,600         395,462
                                                                 -----------
  Total preferred stock
   (cost $230,000) - 0.1% .....................                      395,462

COMMON STOCKS

AEROSPACE & DEFENSE - 0.6%
Curtiss-Wright Corporation ....................       40,000       1,874,800

AGRICULTURAL PRODUCTS - 3.6%
Archer-Daniels-Midland Company ................      420,000       7,085,400
Corn Products International, Inc. .............      116,000       4,640,000
                                                                 -----------
                                                                  11,725,400

AIR FREIGHT & LOGISTICS - 0.8%
Airnet Systems, Inc.* .........................      168,000         829,920
Stonepath Group, Inc.* ........................      480,000       1,862,400
                                                                 -----------
                                                                   2,692,320

APPAREL RETAIL - 0.4%
Wet Seal, Inc.* ...............................      154,000       1,270,500

APPLICATION SOFTWARE - 0.4%
Plato Learning, Inc.* .........................       30,200         304,718
Ulticom, Inc.* ................................       97,000         995,220
                                                                 -----------
                                                                   1,299,938

BIOTECHNOLOGY - 0.1%
Serologicals Corporation* .....................       21,300         434,520

BUILDING PRODUCTS - 0.0%
Griffon Corporation* ..........................        7,500         162,000

CATALOG RETAIL - 2.9%
Coldwater Creek, Inc.* ........................      438,000       9,338,160

COMMUNICATIONS EQUIPMENT - 4.2%
Adaptec, Inc.*(1) .............................      312,600       2,738,376
Advanced Fibre
  Communications, Inc.* .......................      222,000       4,890,660
Avanex Corporation* ...........................    1,112,400       4,805,568
Ciena Corporation*(1) .........................      250,000       1,242,500
                                                                 -----------
                                                                  13,677,104

CONSTRUCTION & ENGINEERING - 5.4%
Chicago Bridge & Iron Company N.V. ............      137,200       3,818,276
Dycom Industries, Inc.* .......................      100,000       2,652,000
Quanta Services, Inc.* ........................      413,800       2,929,704
Shaw Group, Inc.* .............................      742,000       8,043,280
                                                                 -----------
                                                                  17,443,260

DATA PROCESSING & OUTSOURCED SERVICES - 2.3%
Computer Sciences Corporation* ................      182,000       7,340,060

DIVERSIFIED COMMERCIAL SERVICES - 1.1%
Angelica Corporation ..........................       99,300       2,267,019
FTI Consulting, Inc.* .........................       80,000       1,332,800
                                                                 -----------
................................................                    3,599,819

DIVERSIFIED METALS & MINING - 4.6%
Arch Coal, Inc. ...............................      185,100       5,810,289
Phelps Dodge Corporation* .....................       50,000       4,083,000
Usec, Inc. ....................................      580,000       4,901,000
                                                                 -----------
                                                                  14,794,289

ELECTRIC UTILITES - 3.8%
Black Hills Corporation .......................       91,400       2,912,918
KFX, Inc.* ....................................      910,500       9,460,095
                                                                 -----------
                                                                  12,373,013

ELECTRICAL EQUIPMENT MANUFACTURERS - 2.2%
Maxwell Technologies, Inc.* ...................      392,500       5,102,500
Powell Industries, Inc.* ......................      105,300       1,870,128
                                                                 -----------
                                                                   6,972,628

ELECTRONIC COMPONENTS & EQUIPMENT - 1.5%
Electric City Corporation PIPE*(3,4) ..........    1,518,000       2,519,880
Preformed Line Products Company ...............        1,900          48,431
Thomas & Betts Corporation* ...................      100,000       2,182,000
                                                                 -----------
                                                                   4,750,311

EMPLOYMENT SERVICES - 0.9%
Labor Ready, Inc.* ............................      226,000       3,055,520

ENVIRONMENTAL SERVICES - 1.2%
Republic Services, Inc ........................       59,000       1,597,130
TRC Companies, Inc.* ..........................      120,000       2,245,200
                                                                 -----------
                                                                   3,842,330

EXCHANGE TRADED FUNDS - 5.7%
iShares Russell 2000 Index Fund ...............       35,000       4,110,050
iShares Russell 2000 Value Index Fund .........       28,500       4,879,200
iShares S&P MidCap 400/Barra
  Value Index Fund ............................       42,000       4,851,000
iShares S&P MidCap 400 Index Fund .............       39,000       4,703,400
                                                                 -----------
                                                                  18,543,650

                           32 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
MID CAP VALUE SERIES (CONTINUED)

                                                    NUMBER           MARKET
           COMMON STOCKS (CONTINUED)               OF SHARES         VALUE
-----------------------------------------------    ---------     ------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.2%
Potash Corporation of Saskatchewan,
  Inc .........................................       45,000     $  3,742,650

FOOTWEAR - 1.3%
Brown Shoe Company, Inc. ......................      115,000        4,189,450

HEALTH CARE FACILITIES - 1.1%
Triad Hospitals, Inc.* ........................      112,000        3,451,840

HEALTH CARE SERVICES - 0.5%
NDCHealth Corporation .........................       62,600        1,699,590

HOME FURNISHINGS - 1.9%
La-Z-Boy, Inc. ................................      100,000        2,176,000
Mohawk Industries, Inc.* ......................       18,000        1,482,300
Stanley Furniture Company, Inc. ...............       63,000        2,446,290
                                                                 ------------
                                                                    6,104,590

INDUSTRIAL CONGLOMERATES - 0.9%
Alleghany Corporation* ........................       11,526        2,850,380

INDUSTRIAL MACHINERY - 2.4%
Capstone Turbine Corporation* .................    1,350,000        3,334,500
Quixote Corporation ...........................       65,100        1,369,053
SPX Corporation ...............................       62,000        2,819,760
Valmont Industries, Inc. ......................       12,900          257,742
                                                                 ------------
                                                                    7,781,055

INSURANCE BROKERS - 1.5%
Aon Corporation ...............................      154,300        4,306,513
Hub International, Ltd. .......................       21,400          392,690
                                                                 ------------
                                                                    4,699,203

INTEGRATED OIL & GAS - 2.3%
Murphy Oil Corporation ........................      116,000        7,304,520

INTERNET SOFTWARE & SERVICES - 0.0%
S1 Corporation* ...............................       11,550           87,780

INVESTMENT BANKING & BROKERAGE - 1.1%
American Capital Strategies, Ltd. .............      106,600        3,543,384

IT CONSULTING & OTHER SERVICES - 2.6%
Acxiom Corporation(1) .........................      300,000        6,588,000
Keane, Inc.* ..................................      125,000        1,967,500
                                                                 ------------
                                                                    8,555,500

MARINE - 0.5%
Frontline, Ltd. ...............................       53,000        1,529,050

MULTI-LINE INSURANCE - 1.4%
American Financial Group, Inc. ................      155,000        4,623,650

MULTI-UTILITIES & UNREGULATED POWER - 1.9%
Williams Companies, Inc. ......................      630,000        6,029,100

OIL & GAS DRILLING - 3.7%
Nabors Industries, Ltd.* ......................       53,000        2,424,750
Pride International, Inc.* ....................      175,000        2,985,500
Transocean, Inc.* .............................      235,000        6,554,150
                                                                 ------------
                                                                   11,964,400
OIL & GAS EQUIPMENT & SERVICES - 1.5%
Key Energy Services, Inc.* ....................      438,000        4,818,000

OIL & GAS EXPLORATION & PRODUCTION - 6.6%
Burlington Resources, Inc. ....................       48,000        3,054,240
Denbury Resources, Inc.* ......................      264,600        4,461,156
Devon Energy Corporation ......................       70,770        4,115,275
Evergreen Resources, Inc.* ....................      130,000        4,465,500
Pioneer Natural Resources Company .............       80,000        2,584,000
Unocal Corporation ............................       75,000        2,796,000
                                                                 ------------
                                                                   21,476,171

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.8%
Principal Financial Group, Inc. ...............      160,000        5,700,800

PACKAGED FOODS - 2.7%
Hain Celestial Group, Inc.* ...................      110,000        2,429,900
Hormel Foods Corporation ......................      220,000        6,452,600
                                                                 ------------
                                                                    8,882,500

PAPER PACKAGING - 2.0%
Bemis Company, Inc. ...........................      116,000        3,016,000
Sonoco Products Company .......................      145,000        3,520,600
                                                                 ------------
                                                                    6,536,600

PHARMACEUTICALS - 2.0%
Hollis-Eden Pharmaceuticals, Inc.* ............      192,403        1,856,689
Ligand Pharmaceuticals, Inc.
  (Cl.B)* .....................................      226,800        4,558,680
                                                                 ------------
                                                                    6,415,369

PROPERTY & CASUALTY INSURANCE - 2.2%
W.R. Berkley Corporation ......................      180,000        7,178,400

REGIONAL BANKS - 4.6%
Corus Bankshares, Inc. ........................       13,600          547,944
Iberiabank Corporation ........................       20,100        1,182,885
M&T Bank Corporation ..........................       70,000        6,289,500
Mercantile Bankshares Corporation .............       67,000        2,878,990
Wilmington Trust Corporation ..................       48,200        1,801,234
Zions Bankcorporation .........................       38,000        2,173,600
                                                                 ------------
                                                                   14,874,153

SEMICONDUCTORS - 1.1%
IXYS Corporation* .............................      282,000        2,650,800
MIPS Technologies, Inc.* ......................        6,300           36,162
Monolithic System
  Technology, Inc.* ...........................       74,900        1,002,911
                                                                 ------------
                                                                    3,689,873

SPECIALTY CHEMICALS - 1.4%
H.B. Fuller Company ...........................      100,000        2,844,000
Material Sciences Corporation* ................       85,700          942,700
Minerals Technologies, Inc. ...................       15,000          856,500
                                                                 ------------
                                                                    4,643,200

SPECIALTY STORES - 1.2%
Linens 'n Things, Inc.* .......................      110,000        3,895,100

                           33 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
MID CAP VALUE SERIES (CONTINUED)

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                    NUMBER         MARKET
           COMMON STOCKS (CONTINUED)              OF SHARES         VALUE
-----------------------------------------------  -----------     ------------
TIRES & RUBBER - 0.0%
Bandag, Inc. ..................................        1,400     $     69,678

TRUCKING - 1.0%
SCS Transportation, Inc.* .....................       11,000          239,800
Werner Enterprises, Inc. ......................      150,000        2,842,500
                                                                 ------------
                                                                    3,082,300
                                                                 ------------

  Total common stocks
   (cost $231,778,751) - 94.1% ................                   304,607,908

WARRANTS
Electric City Corporation .....................      442,750          426,366
KFX, Inc. .....................................      152,000        1,197,384
                                                                 ------------
  Total warrants (cost $578,150) - 0.5% .......                     1,623,750

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank,
  0.97%, 04-07-04 .............................  $ 2,000,000        1,999,677
Federal Home Loan Mortgage
  Corporation, 0.98%, 04-27-04 . ..............  $ 1,500,000        1,498,938
Federal National Mortgage
  Corporation, 1.00%, 04-07-04 . ..............  $ 2,000,000        1,999,667
                                                                 ------------
  Total U.S. government agencies
   (cost $5,498,282) - 1.7% ...................                     5,498,282
                                                                 ------------
  Total investments
   (cost $240,971,113) - 98.3% ................                   318,373,840
  Cash & other assets, less liabilities - 1.7%.                     5,497,327
                                                                 ------------
  Total net assets - 100.0% ...................                  $323,871,167
                                                                 ============

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

*Non-income producing security

(1)Security is segregated as collateral for written option contracts.

(2)Security is a 144A Series. The total market value of 144A securities is $4,167,188 (cost $1,250,000), or 1.3% of total net assets.

(3)PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(4)Security is a restricted security. The total market value of restricted securities is $2,519,880 (cost $2,621,436), or 0.78% of total net assets.

                                   PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                      1 YEAR    5 YEARS    SINCE INCEPTION
                      ------    -------    ---------------
A Shares               67.41%     19.38%   20.30%  (5-1-97)

A Shares with
  sales charge         57.80%     17.97%   19.27%  (5-1-97)

B Shares               66.15%     18.29%   19.18%  (5-1-97)

B Shares with
  CDSC                 61.15%     18.08%   19.18%  (5-1-97)

C Shares               66.12%     18.27%   17.34% (1-29-99)

C Shares with
  CDSC                 65.12%     18.27%   17.34% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                           34 See accompanying notes.

                              SECURITY EQUITY FUND
                               SELECT 25(R) SERIES

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
SELECT 25(R) SERIES


                                                        NUMBER          MARKET
COMMON STOCKS                                          OF SHARES        VALUE
---------------------------------------------          ---------      -----------
ADVERTISING - 3.7%
Omnicom Group, Inc. ..............................        12,000      $   963,000

AEROSPACE & DEFENSE - 3.6%
L-3 Communications Holdings, Inc. ................        16,000          951,680

AIR FREIGHT & LOGISTICS - 4.0%
FedEx Corporation ................................        13,900        1,044,724

BIOTECHNOLOGY - 3.6%
Amgen, Inc.* .....................................        16,100          936,537

BREWERS - 3.5%
Anheuser-Busch Companies, Inc. ...................        18,000          918,000

COMMUNICATIONS EQUIPMENT - 6.8%
ADC Telecommunications, Inc.* ....................       292,800          849,120
Cisco Systems, Inc.* .............................        40,000          940,800
                                                                      -----------
                                                                        1,789,920

CONSTRUCTION & ENGINEERING - 2.8%
Shaw Group, Inc.* ................................        68,000          737,120

DATA PROCESSING & OUTSOURCED SERVICES - 3.2%
First Data Corporation ...........................        20,000          843,200

DEPARTMENT STORES - 3.3%
Kohl's Corporation* ..............................        18,000          869,940

ELECTRIC UTILITIES - 2.3%
KFX, Inc.* .......................................        57,000          592,230

HEALTH CARE DISTRIBUTORS - 3.9%
Cardinal Health, Inc. ............................        15,000        1,033,500

HEALTH CARE EQUIPMENT - 3.3%
Medtronic, Inc. ..................................        18,000          859,500

HOME IMPROVEMENT RETAIL - 2.1%
Home Depot, Inc. .................................        15,000          560,400

HOTELS, RESORTS & CRUISE LINES - 3.2%
Carnival Corporation .............................        19,000          853,290

HYPERMARKETS & SUPERCENTERS - 3.6%
Wal-Mart Stores, Inc. ............................        16,000          955,040

INDUSTRIAL CONGLOMERATES - 2.2%
3M Company .......................................         7,000          573,090

INDUSTRIAL GASES - 2.8%
Praxair, Inc. ....................................        20,000          742,400

LIFE & HEALTH INSURANCE - 3.8%
Aflac, Inc. ......................................        25,000        1,003,500

MOTORCYCLE MANUFACTURERS - 3.3%
Harley-Davidson, Inc. ............................        16,000          853,440

MOVIES & ENTERTAINMENT - 5.9%
Time Warner, Inc.* ...............................        30,600          515,916
Viacom, Inc. (Cl.B) ..............................        26,100        1,023,381
                                                                      -----------
                                                                        1,539,297

MULTI-LINE INSURANCE - 3.8%
American International Group, Inc. ...............        14,000          998,900

MULTI-UTILITIES & UNREGULATED POWER - 3.0%
Williams Companies, Inc. .........................        82,000          784,740

OIL & GAS EQUIPMENT & SERVICES - 4.0%
BJ Services Company* .............................        24,000        1,038,480

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.2%
Citigroup, Inc. ..................................        21,300        1,101,210

PHARMACEUTICALS - 6.2%
Johnson & Johnson ................................        15,000          760,800
Pfizer, Inc. .....................................        25,000          876,250
                                                                      -----------
                                                                        1,637,050

SEMICONDUCTORS - 3.7%
Analog Devices, Inc. .............................        20,000          960,200

SOFT DRINKS - 4.1%
Pepsico, Inc. ....................................        20,000        1,077,000
                                                                      -----------
  Total common stocks
  (cost $23,999,050) - 99.9% .....................                     26,217,388

REPURCHASE AGREEMENT
United Missouri Bank, 0.65%, 04-01-04
 (Collateralized by FNMA bond, 04-01-04
 with a value of $34,000 and a
 repurchase amount of $33,001) ..................      $  33,000           33,000
                                                                      -----------
 Total repurchase agreement
  (cost $33,000) - 0.1% .........................                          33,000
                                                                      -----------
 Total investments (cost $24,032,050) - 100.0% ..                      26,250,388
 Liabilities, less cash & other assets - 0.0% ...                         (13,274)
                                                                      -----------
 Total net assets - 100.0% ......................                     $26,237,114
                                                                      ===========

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

*Non-income producing security

                           36 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
SELECT 25(R) SERIES (CONTINUED)

                                  PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                     1 YEAR   5 YEARS   SINCE INCEPTION
                     ------   -------   -----------------
A Shares             25.04%   (4.67%)   (3.79%) (1-29-99)

A Shares with
  sales charge       17.84%   (5.78%)   (4.88%) (1-29-99)

B Shares             24.21%   (5.33%)   (4.45%) (1-29-99)

B Shares with CDSC   19.21%   (5.71%)   (4.45%) (1-29-99)

C Shares             24.14%   (5.30%)   (4.41%) (1-29-99)

C Shares with CDSC   23.14%   (5.30%)   (4.41%) (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                           37 See accompanying notes.

                      This page left intentionally blank.

                              SECURITY EQUITY FUND
                            SMALL CAP GROWTH SERIES

                                 RS INVESTMENTS

                                  SUBADVISOR,
                                 RS INVESTMENTS

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
SMALL CAP GROWTH SERIES


                                                  NUMBER       MARKET
COMMON STOCKS                                   OF SHARES      VALUE
--------------------------------------------    ---------    ----------
AEROSPACE & DEFENSE - 1.6%
Applied Signal Technologies, Inc. ..........        8,600    $  234,952
EDO Corporation ............................       11,300       272,104
                                                             ----------
                                                                507,056

AIR FREIGHT & LOGISTICS - 1.9%
Dynamex, Inc.* .............................       24,800       349,184
Stonepath Group, Inc.* .....................       57,700       223,876
                                                             ----------
                                                                573,060

AIRLINES - 0.8%
Pinnacle Airlines Corporation* .............       19,150       254,695

APPAREL RETAIL - 2.7%
Casual Male Retail Group, Inc.* ............       27,600       285,384
Charlotte Russe Holding, Inc.* .............       15,900       290,970
Hot Topic, Inc.* ...........................       10,350       273,757
                                                             ----------
                                                                850,111

APPAREL, ACCESSORIES & LUXURY GOODS - 4.0%
Ashworth, Inc.* ............................       33,650       292,755
Guess?, Inc.* ..............................       15,600       281,268
Oxford Industries, Inc. ....................        6,500       300,235
Warnaco Group, Inc.* .......................       17,800       357,602
                                                             ----------
                                                              1,231,860

APPLICATION SOFTWARE - 0.7%
Synplicity, Inc.* ..........................       31,200       224,640

BIOTECHNOLOGY - 1.6%
Alexion Pharmaceuticals, Inc.* .............       13,050       310,068
Genome Therapeutics Corporation* ...........       34,000       191,420
                                                             ----------
                                                                501,488

CASINOS & GAMING - 2.6%
Multimedia Games, Inc.* ....................        9,960       246,410
Scientific Games Corporation* ..............       29,800       557,856
                                                             ----------
                                                                804,266

COMMUNICATIONS EQUIPMENT - 1.9%
Ixia* ......................................       23,100       249,942
Netsolve, Inc.* ............................       21,000       217,350
Telular Corporation* .......................        8,800       127,160
                                                             ----------
                                                                594,452

COMPUTER STORAGE & PERIPHERALS - 1.6%
M-Systems Flash Dick Pioneers Ltd.* ........       15,750       320,985
Synaptics, Inc.* ...........................        9,900       173,646
                                                             ----------
                                                                494,631

CONSUMER FINANCE - 2.6%
Ezcorp, Inc.* ..............................       26,200       269,336
Saxon Capital, Inc.* .......................       10,900       309,669
World Acceptance Corporation* ..............       11,450       223,390
                                                             ----------
                                                                802,395

DATA PROCESSING & OUTSOURCED SERVICE - 0.7%
Per-Se Technologies, Inc.* .................       18,300       204,960

DIVERSIFIED COMMERCIAL SERVICES - 2.2%
Marlin Business Services, Inc.* ............       17,050       286,951
Sylvan Learning Systems, Inc.* .............       11,550       405,521
                                                             ----------
                                                                692,472

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.6%
Sypris Solutions, Inc. .....................       11,450       194,650

EMPLOYMENT SERVICES - 0.9%
Kforce, Inc.* ..............................       29,200       277,400

FOOD RETAIL - 0.5%
Wild Oats Market, Inc.* ....................       12,100       143,143

HEALTH CARE EQUIPMENT - 3.5%
Dade Behring Hldgs, Inc.* ..................        5,600       249,032
I-Flow Corporation* ........................       14,050       197,824
Intuitive Surgical, Inc.* ..................       17,300       294,100
North American Scientific, Inc.* ...........       22,700       227,000
Thermogenesis Corporation* .................       30,400       120,080
                                                             ----------
                                                              1,088,036

HEALTH CARE FACILITIES - 2.3%
Kindred Healthcare, Inc.* ..................        7,100       357,130
Labone, Inc.* ..............................       12,050       366,320
                                                             ----------
                                                                723,450

HEALTH CARE SERVICES - 5.3%
Allscripts Healthcare Solutions, Inc.* .....       33,700       326,890
America Service Group, Inc.* ...............        9,100       312,130
Inveresk Research Group, Inc.* .............        8,800       250,096
Matria Healthcare, Inc.* ...................        3,600        91,152
Merge Technologies, Inc.* ..................       19,700       288,211
Providence Service Corporation* ............       21,450       382,239
                                                             ----------
                                                              1,650,718

HEALTH CARE SUPPLIES - 1.0%
Tripath Imaging, Inc.* .....................       32,600       298,616

HOME FURNISHINGS - 1.1%
Kirkland's, Inc.* ..........................       20,900       341,297

INTERNET SOFTWARE & SERVICES - 9.8%
Cnet Networks, Inc.* .......................       32,300       333,659
Digitas, Inc.* .............................       31,050       319,504
Embarcadero Technologies, Inc.* ............       19,700       252,948
Equinix, Inc.* .............................        9,400       340,383
Infospace, Inc.* ...........................        9,450       367,322
Keynote Systems, Inc.* .....................       24,500       315,315
Radware Ltd.* ..............................       11,100       294,816
Tumbleweed Communications Corporation* .....       28,850       202,238
United Online, Inc.* .......................       17,000       283,220
Valueclick, Inc.* ..........................       32,100       346,680
                                                             ----------
                                                              3,056,085

                           40 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
SMALL CAP GROWTH SERIES (CONTINUED)


                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                       OF SHARES      VALUE
--------------------------------------------    ---------    ----------
IT CONSULTING & OTHER SERVICES - 2.0%
Lionbridge Technologies, Inc.* .............       34,200    $  332,766
Sapient Corporation* .......................       45,500       274,365
                                                             ----------
                                                                607,131

LEISURE PRODUCTS - 1.1%
K2, Inc.* ..................................       20,650       331,020

MANAGED HEALTH CARE - 1.6%
American Medical Security Group, Inc.* .....       18,900       504,819

MOVIES & ENTERTAINMENT - 1.4%
Image Entertainment, Inc.* .................       65,300       215,490
NTN Communications, Inc.* ..................       72,750       210,975
                                                             ----------
                                                                426,465

OIL & GAS DRILLING - 2.0%
Grey Wolf, Inc.* ...........................       74,150       306,981
Unit Corporation* ..........................       11,900       326,298
                                                             ----------
                                                                633,279

OIL & GAS EQUIPMENT & SERVICES - 3.2%
Cal Dive International, Inc.* ..............       12,700       328,041
Oil States International, Inc.* ............       22,750       305,760
Superior Energy Services, Inc.* ............       34,600       348,768
                                                             ----------
                                                                982,569

PACKAGED FOODS & MEATS - 1.0%
Peets Coffee & Tea, Inc.* ..................       15,000       319,500

PHARMACEUTICALS - 5.9%
Atherogenics, Inc.* ........................       10,450       238,991
Bradley Pharmaceuticals, Inc.* .............       11,000       276,980
Corgentech, Inc.* ..........................       10,200       191,760
Discovery Labratories, Inc.* ...............       18,200       221,858
Durect Corporation* ........................       62,600       212,840
Penwest Pharmaceuticals, Company* ..........       12,250       178,973
Pozen, Inc.* ...............................       16,850       232,867
Salix Pharmaceuticals, Ltd.* ...............        9,920       287,878
                                                             ----------
                                                              1,842,147

PROPERTY & CASUALTY INSURANCE - 2.4%
Infinity Property & Casualty Corporation ...       13,350       419,591
Proassurance Corporation* ..................        8,850       309,750
                                                             ----------
                                                                729,341

REGIONAL BANKS - 1.3%
First Community Bancorp ....................        1,250        46,737
Nara Bancorp, Inc. .........................        7,550       223,631
Privatebancorp, Inc. .......................        2,830       145,971
                                                             ----------
                                                                416,339

REINSURANCE - 1.0%
Scottish Reinsurance Group, Ltd. ...........       13,350       322,937

RESTAURANTS - 1.9%
Buffalo Wild Wings, Inc.* ..................       10,300       294,889
Rare Hospitality International, Inc.* ......       10,800       299,700
                                                             ----------
                                                                594,589

SEMICONDUCTOR EQUIPMENT - 2.8%
Genus, Inc.* ...............................       57,450       217,161
Logicvision, Inc.* .........................       49,500       207,405
Mykrolis Corporation* ......................       16,300       232,438
Ultratech, Inc.* ...........................        9,250       215,617
                                                             ----------
                                                                872,621

SEMICONDUCTORS - 7.5%
Artisan Components, Inc.* ..................       11,400       254,106
Chippac, Inc.* .............................       34,800       275,268
Exar Corporation* ..........................       15,150       280,275
O2Micro International Ltd.* ................       20,800       358,384
PLX Technology, Inc.* ......................       32,850       353,795
Power Integrations, Inc.* ..................        8,100       237,573
SRS Labs, Inc.* ............................       28,500       173,280
Semtech Corporation* .......................        3,100        70,773
Trident Microsystems, Inc.* ................        5,800        92,510
Zoran Corporation* .........................       13,600       236,096
                                                             ----------
                                                              2,332,060

SPECIALTY STORES - 4.8%
Aaron Rents, Inc. ..........................       16,050       399,484
Cost Plus, Inc.* ...........................        6,250       260,938
Guitar Center, Inc.* .......................       13,100       486,534
TBC Corporation* ...........................       11,950       350,972
                                                             ----------
                                                              1,497,928

STEEL - 1.0%
Graftech International, Ltd.* ..............       20,200       301,990

SYSTEMS SOFTWARE - 1.7%
Citadel Security Software, Inc.* ...........       51,100       244,769
Clicksoftware Company* .....................       68,100       271,038
                                                             ----------
                                                                515,807

THRIFTS & MORTGAGE FINANCE - 1.0%
Franklin Bank Corporation* .................       15,950       296,511

TRUCKING - 2.0%
Old Dominion Freight Line, Inc.* ...........        9,900       333,630
Vitran Corporation, Inc.* ..................       20,150       292,175
                                                             ----------
                                                                625,805
                                                             ----------
  Total common stocks
   (cost $22,999,676) - 95.5%                                29,662,339

                           41 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
SMALL CAP GROWTH SERIES (CONTINUED)

                                                        PRINCIPAL      MARKET
REPURCHASE AGREEMENT                                     AMOUNT        VALUE
--------------------------------------------------     ----------   -----------
United Missouri Bank, 0.65%, 04-01-04
 (Collateralized by FNMA bond,
 04-01-04 with a value of $1,481,000
 and a repurchase amount of $1,451,025)............    $1,451,000   $ 1,451,000
                                                                    -----------
 Total repurchase agreement
  (cost $1,451,000) - 4.7%.........................                   1,451,000
                                                                    -----------
 Total investments
  (cost $24,450,676) - 100.2%......................                  31,113,339
 Liabilities, less cash & other assets - (0.2%)....                     (42,274)
                                                                    -----------
 Total net assets - 100.0%.........................                 $31,071,065
                                                                    ===========

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

*Non-income producing security

                                  PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                                1 YEAR    5 YEARS    SINCE INCEPTION
                                ------    -------    -----------------
A Shares                        75.22%    7.61%      6.84% (10-15-97)

A Shares with sales charge      65.15%    6.34%      5.86% (10-15-97)

B Shares                        74.02%    6.66%      5.83% (10-15-97)

B Shares with CDSC              69.02%    6.34%      5.83% (10-15-97)

C Shares                        73.98%    6.68%      5.42% (1-29-99)

C Shares with CDSC              72.98%    6.68%      5.42% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses for the Fund and in the absence of such waiver, the performance quoted would be reduced.

                           42 See accompanying notes.

                              SECURITY EQUITY FUND
                            SOCIAL AWARENESS SERIES

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
SOCIAL AWARENESS SERIES

                                                 NUMBER        MARKET
COMMON STOCKS                                   OF SHARES      VALUE
--------------------------------------------    ---------    ----------
ADVERTISING - 1.9%
Omnicom Group, Inc. ........................        4,400    $  353,100

AIR FREIGHT & LOGISTICS - 2.1%
FedEx Corporation ..........................        5,200       390,832

AIRLINES - 0.6%
Southwest Airlines Company .................        7,300       103,733

APPLICATION SOFTWARE - 0.7%
Intuit, Inc.* ..............................        2,900       130,152

ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
Bank of New York Company, Inc. .............        4,700       148,050

BIOTECHNOLOGY - 3.0%
Amgen, Inc.* ...............................        9,500       552,615

BROADCASTING & CABLE TV - 2.0%
Comcast Corporation* .......................       12,737       366,061

COMMUNICATIONS EQUIPMENT - 6.2%
ADC Telecommunications, Inc.* ..............       77,500       224,750
Cisco Systems, Inc.* .......................       33,300       783,216
Qualcomm, Inc. .............................        1,900       126,198
                                                             ----------
                                                              1,134,164

COMPUTER HARDWARE - 2.2%
Dell Computer Corporation* .................       11,700       393,354

CONSUMER FINANCE - 3.5%
American Express Company ...................        6,200       321,470
MBNA Corporation ...........................       11,900       328,797
                                                             ----------
                                                                650,267

DEPARTMENT STORES - 1.3%
Kohl's Corporation* ........................        4,800       231,984

DIVERSIFIED BANKS - 4.7%
Bank of America Corporation ................        5,000       404,900
Wells Fargo & Company ......................        8,200       464,694
                                                             ----------
                                                                869,594

DIVERSIFIED CAPITAL MARKETS - 1.2%
J.P. Morgan Chase & Company ................        5,300       222,335

DRUG RETAIL - 1.1%
CVS Corporation ............................        5,900       208,270

ELECTRONIC MANUFACTURING SERVICES - 1.0%
Molex, Inc. ................................        6,100       185,379

GENERAL MERCHANDISE STORES - 1.9%
Target Corporation .........................        7,900       355,816

HEALTH CARE DISTRIBUTORS - 2.5%
Cardinal Health, Inc. ......................        6,612       455,567

HEALTH CARE EQUIPMENT - 2.3%
Medtronic, Inc. ............................        9,000       429,750

HOME IMPROVEMENT RETAIL - 3.3%
Home Depot, Inc. ...........................       12,600       470,736
Lowe's Companies, Inc. .....................        2,300       129,099
                                                             ----------
                                                                599,835

HOUSEHOLD PRODUCTS - 4.9%
Colgate-Palmolive Company ..................        5,300       292,030
Procter & Gamble Company ...................        5,700       597,816
                                                             ----------
                                                                889,846

INDUSTRIAL CONGLOMERATES - 1.4%
3M Company .................................        3,200       261,984

INDUSTRIAL GASES - 1.5%
Praxair, Inc. ..............................        7,400       274,688

INSURANCE BROKERS - 0.8%
Marsh & McLennan Companies, Inc. ...........        3,000       138,900

INTEGRATED TELECOMMUNICATION SERVICES - 3.8%
SBC Communications, Inc. ...................       10,948       268,664
Verizon Communications, Inc. ...............       11,500       420,210
                                                             ----------
                                                                688,874

INVESTMENT BANKING & BROKERAGE - 1.8%
Goldman Sachs Group, Inc. ..................        1,800       187,830
Merrill Lynch & Company, Inc. ..............        2,500       148,900
                                                             ----------
                                                                336,730

LIFE & HEALTH INSURANCE - 1.5%
Aflac, Inc. ................................        6,700       268,938

MOTORCYCLE MANUFACTURERS - 2.0%
Harley-Davidson, Inc. ......................        6,700       357,378

MOVIES & ENTERTAINMENT - 3.9%
Time Warner, Inc.* .........................       18,500       311,910
Viacom, Inc. (Cl.B) ........................       10,300       403,863
                                                             ----------
                                                                715,773

MULTI-LINE INSURANCE - 4.9%
American International Group, Inc. .........       12,654       902,863

OIL & GAS EQUIPMENT & SERVICES - 1.2%
BJ Services Company* .......................        5,100       220,677

OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Devon Energy Corporation ...................        2,400       139,560

PERSONAL PRODUCTS - 0.6%
Avon Products, Inc. ........................        1,400       106,218

PHARMACEUTICALS - 5.5%
Johnson & Johnson ..........................       13,204       669,707
Merck & Company, Inc. ......................        7,600       335,844
                                                             ----------
                                                              1,005,551

                           44 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY EQUITY FUND -
SOCIAL AWARENESS SERIES (CONTINUED)

                                                PRINCIPAL
                                                AMOUNT OR
                                                 NUMBER        MARKET
COMMON STOCKS (CONTINUED)                       OF SHARES      VALUE
--------------------------------------------    ---------   -----------
PROPERTY & CASUALTY INSURANCE - 2.4%
Chubb Corporation ..........................        6,400   $   445,056

SEMICONDUCTOR EQUIPMENT - 0.7%
Applied Materials, Inc.* ...................        6,200       132,556

SEMICONDUCTORS - 4.6%
Analog Devices, Inc. .......................        4,500       216,045
Intel Corporation ..........................       15,800       429,760
Texas Instruments, Inc. ....................        6,900       201,618
                                                            -----------
                                                                847,423

SOFT DRINKS - 5.6%
Coca-Cola Company ..........................        9,300       467,790
Pepsico, Inc. ..............................       10,300       554,655
                                                            -----------
                                                              1,022,445

SYSTEMS SOFTWARE - 5.7%
Microsoft Corporation ......................       38,900       971,333
Veritas Software Corporation* ..............        3,000        80,730
                                                            -----------
                                                              1,052,063

THRIFTS & MORTGAGE FINANCE -0.8%
Fannie Mae .................................        2,000       148,700
                                                            -----------
 Total common stocks
  (cost $18,054,419) - 96.7% ...............                 17,737,081

REPURCHASE AGREEMENT
United Missouri Bank, 0.65%, 04-01-04
 (Collateralized by FNMA bond,
 04-01-04, with a value of
 $624,000 and a repurchase
 amount of $611,009) .......................    $ 611,000       611,000
                                                            -----------
 Total repurchase agreement
  (cost $611,000) - 3.4% ...................                    611,000
                                                            -----------
 Total investments
  (cost $18,665,419) - 100.1% ..............                 18,348,081
 Liabilities, less cash & other assets - (0.1%)                 (12,678)
                                                            -----------
 Total net assets - 100.0%                                  $18,335,403
                                                            ===========

The identified cost of investments owned at March 31, 2004 was the same fo federal income tax and financial statement purposes.

*Non-income producing security






                                  PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                               1 YEAR    5 YEARS    SINCE INCEPTION
                               ------    -------    ------------------
A Shares                       26.49%    (3.59%)     4.31%   (11-1-96)

A Shares with sales charge     19.22%    (4.73%)     3.48%   (11-1-96)

B Shares                       25.54%    (4.52%)     3.27%   (11-1-96)

B Shares with CDSC             20.54%    (4.90%)     3.27%   (11-1-96)

C Shares                       25.58%    (4.53%)    (4.61%)  (1-29-99)

C Shares with CDSC             24.58%    (4.53%)    (4.61%)  (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

                           45 See accompanying notes.

                      This page left intentionally blank.

                               SECURITY LARGE CAP
                                   VALUE FUND

                             YOU, YOUR ADVISOR AND

                                 [DREYFUS LOGO]

                                  SUBADVISOR,
                            THE DREYFUS CORPORATION

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY LARGE CAP VALUE FUND

                                                      PRINCIPAL AMOUNT
                                                         OR NUMBER                 MARKET
CORPORATE BONDS                                          OF SHARES                 VALUE
---------------                                          ---------                 -----
HEALTH CARE - 0.0%
Alderwoods Group, Inc.,
  12.25% - 2009 ...................................   $         10,200          $     11,424
Multicare Companies, Inc.,
  0.00% - 2007*(2) ................................   $        200,000                     -
                                                                                ------------
                                                                                      11,424

REFINING - 0.2%
Crown Central Petroleum,
  10.875% - 2005 ..................................   $        200,000               138,000

SERVICES - 0.0%
American Eco Corporation,
  9.625% - 2008*(1) ...............................   $        125,000                    12
                                                                                ------------
  Total corporate bonds
   (cost $424,918) - 0.2% .........................                                  149,436

PREFERRED STOCK
MOVIES & ENTERTAINMENT - 1.7%
News Corporation, Ltd. ADR ........................             36,700             1,163,757
                                                                                ------------
  Total preferred stock
   (cost $882,830) - 1.7% .........................                                1,163,757

COMMON STOCKS
ADVERTISING - 1.5%
Interpublic Group of Companies,
  Inc.* ...........................................             22,000               338,360
Omnicom Group, Inc. ...............................              8,700               698,175
                                                                                ------------
                                                                                   1,036,535
AEROSPACE & DEFENSE - 4.7%
Boeing Corporation ................................             16,100               661,227
Rockwell Collins, Inc. ............................             16,100               508,921
United Technologies Corporation                                 23,900             2,062,570
                                                                                ------------
                                                                                   3,232,718

ALUMINUM - 1.2%
Alcoa, Inc. .......................................             23,200               804,808

APPAREL RETAIL - 2.5%
Abercrombie & Fitch Company .......................             28,700               971,208
Limited Brands ....................................             38,400               768,000
                                                                                ------------
                                                                                   1,739,208

APPAREL, ACCESSORIES & LUXURY GOODS - 1.1%
Jones Apparel Group, Inc. .........................             20,300               733,845

BROADCASTING & CABLE TV- 2.7%
Clear Channel Communications,
  Inc.* ...........................................             16,800               711,480
Liberty Media Corporation* ........................            109,500             1,199,025
                                                                                ------------
                                                                                   1,910,505
COMMUNICATIONS EQUIPMENT - 5.5%
Comverse Technology, Inc.* ........................             50,100               908,814
Nokia Oyj ADR .....................................             90,600             1,837,368
Telefonaktiebolaget LM
  Ericsson ADR* ...................................             24,600               682,650
Tellabs, Inc.* ....................................             41,300               356,419
                                                                                ------------
                                                                                   3,785,251

COMPUTER HARDWARE - 2.0%
International Business Machines
  Corporation .....................................              8,900               817,376
NCR Corporation* ..................................             12,400               546,344
                                                                                ------------
                                                                                   1,363,720

CONSTRUCTION & FARM MACHINERY - 0.7%
Deer & Company ....................................              6,700               464,377

CONSUMER ELECTRONICS - 1.9%
Koninklijke (Royal) Philips Electronics
  N.V. ADR ........................................             44,500             1,289,610

CONSUMER FINANCE - 0.9%
American Express Company ..........................             12,600               653,310

DATA PROCESSING & OUTSOURCED SERVICE - 3.4%
Automatic Data Processing, Inc. ...................             25,700             1,079,400
DST Systems, Inc.* ................................             13,200               598,620
Sungard Data Systems, Inc.* .......................             23,600               646,640
                                                                                ------------
                                                                                   2,324,660

DIVERSIFIED BANKS - 6.5%
Bank of America Corporation .......................             12,300               996,054
Comerica, Inc. ....................................              6,800               369,376
Fleetboston Financial Corporation                               32,100             1,441,290
U.S. Bancorp ......................................             37,300             1,031,345
Wachovia Corporation ..............................             14,800               695,600
                                                                                ------------
                                                                                   4,533,665

DIVERSIFIED CAPITAL MARKETS - 3.2%
J.P. Morgan Chase & Company .......................             52,900             2,219,155

ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
Emerson Electric Company ..........................             11,800               707,056

FOOD RETAIL - 1.2%
Kroger Company* ...................................             17,900               297,856
Safeway, Inc* .....................................             27,500               565,950
                                                                                ------------
                                                                                     863,806

HEALTH CARE EQUIPMENT - 0.8%
Boston Scientific Corporation* ....................             12,500               529,750

HEALTH CARE FACILITIES - 0.0%
Genesis Healthcare Corporation*                                    113                 2,752

                           48 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY LARGE CAP VALUE FUND (CONTINUED)

                                                          NUMBER                   MARKET
COMMON STOCKS (CONTINUED)                                OF SHARES                  VALUE
-------------------------                                ---------                  -----
HEALTH CARE SERVICES - 0.0%
Neighborcare, Inc. ................................            227              $      5,505

HOUSEHOLD APPLIANCES - 0.6%
Black & Decker Corporation ........................          7,300                   415,662

INDUSTRIAL MACHINERY - 1.3%
Eaton Corporation .................................         15,500                   870,945

INSURANCE BROKERS - 0.8%
Marsh & McLennan Companies,
  Inc. ............................................         12,300                   569,490

INTEGRATED OIL & GAS - 4.9%
BP plc ADR ........................................         19,700                 1,008,640
Exxon Mobil Corporation ...........................         32,200                 1,339,198
Total S.A. ........................................         11,500                 1,058,000
                                                                                ------------
                                                                                   3,405,838

INTEGRATED TELECOMMUNICATION SERVICES - 3.6%
Alltel Corporation ................................         13,900                   693,471
Sprint Corporation (FON Group) ....................         44,800                   825,664
Verizon Communications, Inc. ......................         26,200                   957,348
                                                                                ------------
                                                                                   2,476,483

INVESTMENT BANKING & BROKERAGE - 10.3%
Goldman Sachs Group, Inc. .........................         22,700                 2,368,745
Lehman Brothers Holdings, Inc. ....................         10,100                   836,987
Merrill Lynch & Company, Inc. .....................         28,700                 1,709,372
Morgan Stanley ....................................         38,500                 2,206,050
                                                                                ------------
                                                                                   7,121,154

MANAGED HEALTH CARE - 0.1%
Pacificare Health Systems, Inc. ...................          2,200                    87,010

MOVIES & ENTERTAINMENT - 3.0%
Viacom, Inc. (Cl.B) ...............................         36,000                 1,411,560
Walt Disney Company ...............................         27,200                   679,728
                                                                                ------------
                                                                                   2,091,288

MULTI-LINE INSURANCE - 2.1%
American International
  Group, Inc. .....................................         15,000                 1,070,250
Hartford Financial Services
  Group, Inc. .....................................          6,000                   382,200
                                                                                ------------
                                                                                   1,452,450

OFFICE ELECTRONICS - 1.3%
Xerox Corporation* ................................         61,500                   896,055

OIL & GAS EQUIPMENT & SERVICES - 1.6%
Schlumberger, Ltd. ................................         17,300                 1,104,605

OIL & GAS EXPLORATION & PRODUCTION - 1.0%
Anadarko Petroleum Corporation                              13,800                   715,668

OTHER DIVERSIFIED FINANACIAL SERVICES - 5.5%
Citigroup, Inc. ...................................         60,666                 3,136,432
Principal Financial Group, Inc. ...................         19,400                   691,222
                                                                                ------------
                                                                                   3,827,654
PAPER PRODUCTS - 0.5%
International Paper Company .......................          7,500                   316,950

PHARMACEUTICALS - 3.4%
Novartis AG - ADR .................................         16,100                   677,166
Pfizer, Inc. ......................................         23,860                   836,293
Wyeth .............................................         22,800                   856,140
                                                                                ------------
                                                                                   2,369,599

PROPERTY & CASUALTY INSURANCE - 2.9%
Allstate Corporation ..............................         30,000                 1,363,800
Travelers Property Casualty
  Corporation .....................................         36,000                   617,400
                                                                                ------------
                                                                                   1,981,200

PUBLISHING - 1.5%
Gannett Company, Inc ..............................         12,000                 1,057,680

RAILROADS - 1.0%
Union Pacific Corporation .........................         11,100                   664,002

RESTAURANTS - 1.7%
Brinker International, Inc.* ......................         10,000                   379,300
McDonald's Corporation ............................         27,200                   777,104
                                                                                ------------
                                                                                   1,156,404

SEMICONDUCTORS - 2.8%
Agere Systems, Inc.* ..............................        142,500                   457,425
Intel Corporation .................................         33,600                   913,920
Stmicroelectronics N.V.* ..........................         23,200                   547,520
                                                                                ------------
                                                                                   1,918,865

SYSTEMS SOFTWARE - 3.3%
BMC Software, Inc.* ...............................         16,500                   322,575
Microsoft Corporation .............................         78,600                 1,962,642
                                                                                ------------
                                                                                   2,285,217

THRIFTS & MORTGAGE FINANCE - 1.1%
Fannie Mae ........................................         10,700                   795,545

WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Sprint Corporation (PCS Group)* ...................         89,400                   822,480
                                                                                ------------
  Total common stocks
   (cost $58,636,654) - 96.3% .....................                               66,602,480
   less liabilities - 1.8% ........................                                1,259,789
  Total investments
   (cost $59,944,402) - 98.2% .....................                               67,915,673
  Cash & other assets,
   less liabilities - 1.8% ........................                                1,259,789
                                                                                ------------
  Total net assets - 100.0% .......................
                                                                                $ 69,175,462
                                                                                ============

                           49 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY LARGE CAP VALUE FUND (CONTINUED)

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

plc (public limited company)

(1)Security is in default due to bankruptcy.

(2)Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0 or 0.0% of total assets.

                                   PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                                                          SINCE
                        1 YEAR     5 YEARS   10 YEARS   INCEPTION
                        ------     -------   --------   ---------
A Shares                 38.29%      (2.22%)   5.38%      N/A

A Shares with
  sales charge           30.39%      (3.36%)   4.76%      N/A

B Shares                 37.23%      (3.13%)   4.51%      N/A

B Shares with
  CDSC                   32.23%      (3.52%)   4.51%      N/A

C Shares                 37.32%      (3.16%)    N/A         (2.79%)
                                                         (1-29-99)

C Shares with
  CDSC                   36.32%      (3.16%)    N/A         (2.79%)
                                                         (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                                SECURITY MID CAP
                                  GROWTH FUND

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

SCHEDULE OF INVESTMENTS

MARCH 31, 2004
(UNAUDITED)

SECURITY MID CAP GROWTH FUND

                                                    NUMBER          MARKET
COMMON STOCKS                                     OF SHARES         VALUE
-------------                                     ---------         -----
APPLICATION SOFTWARE - 2.3%
Cognos, Inc.* ................................        4,100       $   127,346
Hyperion Solutions Corporation* ..............       50,000         2,072,500
Intelidata Technologies Corporation* .........      393,250           487,630
Tibco Software, Inc.* ........................      289,600         2,366,032
                                                                  -----------
                                                                    5,053,508

ASSET MANAGEMENT & CUSTODY BANKS - 1.8%
Northern Trust Corporation ...................       49,000         2,282,910
Waddell & Reed Financial, Inc. ...............       70,000         1,716,400
                                                                  -----------
                                                                    3,999,310

BIOTECHNOLOGY - 4.4%
Cell Genesys, Inc.* ..........................       54,000           650,160
Charles River Laboratories
  International, Inc.* .......................       34,000         1,456,900
Exact Sciences Corporation* ..................      168,100         1,306,137
Kosan Biosciences, Inc. ......................      169,100         1,787,387
Novavax, Inc.* ...............................      126,000           738,360
Sciclone Pharmaceuticals, Inc.* ..............      339,367         1,832,582
Strategic Diagnostics, Inc.* .................      206,300           814,885
Vical, Inc.* .................................      156,000           951,600
                                                                  -----------
                                                                    9,538,011

CASINOS & GAMING - 0.8%
Gtech Holdings Corporation ...................       30,000         1,774,200

COMMUNICATIONS EQUIPMENT - 10.9%
ADC Telecommunications, Inc.* ................    1,035,000         3,001,500
Adaptec, Inc.* ...............................      213,500         1,870,260
Advanced Fibre
  Communications, Inc.* ......................       51,500         1,134,545
Avici Systems, Inc.* .........................       68,000           926,160
Ciena Corporation* ...........................      280,000         1,391,600
Cisco Systems, Inc.* .........................       39,700           933,744
Commscope, Inc.* .............................      160,000         2,664,000
EFJ, Inc.* ...................................      255,650         1,188,772
Extreme Networks, Inc.* ......................      250,000         1,802,500
Finisar Corporation* .........................    1,000,000         2,180,000
Harmonic, Inc.* ..............................       98,800           953,420
Harris Corporation ...........................       53,700         2,599,617
Symmetricom, Inc.* ...........................      126,000         1,130,220
Terayon Communication
  Systems, Inc.* .............................      580,000         1,983,600
                                                                  -----------
                                                                   23,759,938

COMPUTER STORAGE & PERIPHERALS - 1.2%
Maxtor Corporation* ..........................       38,867           316,766
Storage Technology Corporation* ..............       80,000         2,226,400
                                                                  -----------
                                                                    2,543,166

CONSTRUCTION & ENGINEERING - 1.3%
Shaw Group, Inc.* ............................      253,700         2,750,108

DATA PROCESSING & OUTSOURCED SERVICE - 1.3%
Computer Sciences Corporation* ...............       64,500         2,601,285
Sabre Holdings Corporation ...................        6,700           166,227
                                                                  -----------
                                                                    2,767,512
DIVERSIFIED COMMERCIAL SERVICES - 1.6%
Cendant Corporation ..........................       20,000           487,800
Choicepoint, Inc.* ...........................       47,000         1,787,410
Navigant Consulting, Inc.* ...................       64,800         1,310,904
                                                                  -----------
                                                                    3,586,114

ELECTRIC UTILITIES - 3.7%
KFX, Inc.* ...................................      780,000         8,104,200

ELECTRICAL COMPONENTS & EQUIPMENT - 5.0%
American Power Conversion
  Corporation ................................        2,600            59,826
Electric City Corporation*(2,3) ..............    1,068,000         1,772,880
Plug Power, Inc.* ............................      504,000         3,890,880
Power-One, Inc.* .............................      470,000         5,198,200
                                                                  -----------
                                                                   10,921,786

ELECTRONIC EQUIPMENT MANUFACTURERS - 3.6%
Aeroflex, Inc.* ..............................      180,000         2,422,800
Identix, Inc.* ...............................       59,400           343,273
Maxwell Technologies, Inc.* ..................      310,000         4,030,000
Universal Display Corporation* ...............       92,900         1,191,907
                                                                  -----------
                                                                    7,987,980

EXCHANGE TRADED FUNDS - 5.7%
iShares Russell 2000 Growth
  Index Fund .................................       34,900         2,177,760
iShares Russell 2000 Index Fund ..............       19,000         2,231,170
iShares S&P MidCap 400/BARRA
  Growth Index Fund ..........................       30,000         3,721,200
iShares S&P MidCap 400
  Index Fund .................................       18,200         2,194,920
Midcap SPDR Trust, Series 1 ..................       20,000         2,205,200
                                                                  -----------
                                                                   12,530,250

HEALTH CARE EQUIPMENT - 0.4%
Bioject Medical Technologies, Inc.* ..........      300,000           909,000

HEALTH CARE FACILITIES - 3.3%
Amsurg Corporation* ..........................       82,950         1,883,794
Lifepoint Hospitals, Inc.* ...................       72,000         2,328,480
U.S. Physical Therapy, Inc.* .................       97,000         1,338,600
United Surgical Partners
  International, Inc.* .......................       50,000         1,697,000
                                                                  -----------
                                                                    7,247,874

HEALTH CARE SERVICES - 3.0%
Hooper Holmes, Inc. ..........................      568,000         3,544,320
NDCHealth Corporation ........................       59,400         1,612,710
Providence Service Corporation* ..............       78,900         1,405,998
                                                                  -----------
                                                                    6,563,028

HEALTH CARE SUPPLIES - 1.2%
Orthovita, Inc* ..............................      375,000         1,507,500
Staar Surgical Company* ......................      128,700         1,154,439
                                                                  -----------
                                                                    2,661,939

                           52 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY MID CAP GROWTH FUND (CONTINUED)

                                                             NUMBER                 MARKET
             COMMON STOCKS (CONTINUED)                     OF SHARES                VALUE
-----------------------------------------------------      ---------             ------------
INDUSTRIAL MACHINERY - 1.9%
Flowserve Corporation*...............................          72,000             $  1,508,400
Pall Corporation.....................................          88,000                1,996,720
Tennant Company......................................          17,100                  678,357
                                                                                  ------------
                                                                                     4,183,477

INSURANCE BROKERS - 0.7%
Arthur J. Gallagher & Company........................          50,000                1,628,500

INTERNET SOFTWARE & SERVICES - 0.5%
At Road, Inc.* ......................................          81,200                  996,324

IT CONSULTING & OTHER SERVICES - 5.3%
Accenture, Ltd.* ....................................          10,300                  255,440
Acxiom Corporation...................................         383,800                8,428,248
Keane, Inc.* ........................................         182,000                2,864,680
                                                                                  ------------
                                                                                    11,548,368

LEISURE PRODUCTS - 1.0%
Mattel, Inc..........................................         115,000                2,120,600

METAL & GLASS CONTAINERS - 1.2%
Pactiv Corporation*..................................         114,400                2,545,400

MOVIES & ENTERTAINMENT - 1.7%
Lions Gate Entertainment
   Corporation*......................................         608,300                3,801,875

MULTI-UTILITIES & UNREGULATED POWER - 0.8%
Williams Companies, Inc..............................         190,000                1,818,300

OIL & GAS DRILLING - 2.6%
Ensco International, Inc.............................          82,300                2,318,391
Rowan Companies, Inc.* ..............................         160,000                3,374,400
                                                                                  ------------
                                                                                     5,692,791

OIL & GAS EQUIPMENT & SERVICES - 1.7%
BJ Services Company*.................................          86,000                3,721,220

OIL & GAS EXPLORATION & PRODUCTION - 4.5%
EOG Resources, Inc. .................................          66,000                3,028,740
Evergreen Resources, Inc.*...........................         162,000                5,564,700
Rentech, Inc.*.......................................       1,139,300                1,036,763
Syntroleum Corporation*..............................          35,350                  252,753
                                                                                  ------------
                                                                                     9,882,956

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.9%
Western Gas Resources, Inc. ........................           40,000                2,034,000

PHARMACEUTICALS - 5.8%
Hollis Eden Pharmaceuticals, Inc.*                            257,744                2,487,230
Ligand Pharmaceuticals, Inc. (Cl.B)*                          512,200               10,295,220
                                                                                  ------------
                                                                                    12,782,450

PUBLISHING - 2.0%
E.W. Scripps Company(1) .............................          43,000                4,347,730

REGIONAL BANKS - 2.3%
Boston Private Financial
   Holdings, Inc. ...................................          65,000                1,820,000
Southwest Bancorporation of
   Texas, Inc. ......................................          84,800                3,199,504
                                                                                  ------------
                                                                                     5,019,504
RESTAURANTS - 0.8%
Rare Hospitality International, Inc.* ...............          60,000                1,665,000


SEMICONDUCTOR EQUIPMENT - 0.1%
Ultratech, Inc.*.....................................          12,200                  284,382

SEMICONDUCTORS - 7.9%
Applied Micro Circuits Corporation*                           500,000                2,875,000
Fairchild Semiconductor
  International, Inc.* ..............................          16,600                  398,898
Hi/fn,Inc.* .........................................         152,800                1,764,840
Ixys Corporation*....................................         298,900                2,809,660
LSI Logic  Corporation*..............................         173,300                1,618,622
Microsemi Corporation*...............................         320,000                4,377,600
Omnivision Technologies, Inc.* ......................          50,000                1,365,500
Xicor, Inc.*.........................................         132,800                2,021,216
                                                                                  ------------
                                                                                    17,231,336

SPECIALTY STORES - 1.7%
Cost Plus, Inc.*(1)..................................          27,450                1,146,037
Hibbett Sporting   Goods, Inc.*......................          69,000                2,631,660
                                                                                  ------------
                                                                                     3,777,697

SYSTEMS SOFTWARE - 2.5%
Microsoft Corporation................................          40,400                1,008,788
Network  Associates, Inc.*...........................           8,100                  145,800
Radvision, Ltd.* ....................................         151,500                1,931,625
Red Hat, Inc.*......................................           17,000                  388,620
Wind River Systems, Inc.*...........................          186,000                2,059,020
                                                                                  ------------
                                                                                     5,533,853

TRADING COMPANIES & DISTRIBUTORS - 1.8%
MSC Industrial Direct Company, Inc.                           130,000                3,893,500
                                                                                  ------------
  Total common stocks
      (cost $164,255,065) -  99.2%...................                              217,207,187

WARRANTS
Bioject Medical Technology,Inc. .....................           5,625                    1,370
Electric City Corporation............................         311,500                  299,973
Hollis Eden Pharmaceuticals..........................           8,143                   28,593
KFX, Inc.............................................         144,000                1,134,364
Orthovita, Inc. .....................................          75,000                  141,576
                                                                                  ------------
  Total warrants (cost $633,959) - 0.7%..............                                1,605,876

REPURCHASE AGREEMENT
United Missouri Bank, 0.65%, 04-01-04
  (Collateralized by FNMA bond,
  04-01-04 with a value of $ 685,000
  and a repurchase amount of
  $671,008)..........................................       $ 671,000                  671,000
                                                                                  ------------
  Total repurchase agreement
      (cost $671,000) - 0.3%.........................                                  671,000
                                                                                  ------------
  Total investments
      (cost $165,560,024) - 100.2%...................                              219,484,063
  Liabilities, less cash & other assets - (0.2%).....                                 (562,948)
                                                                                  ------------
  Total net assets  - 100.0%.........................                             $218,921,115
                                                                                  ============

                           53 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

SECURITY MID CAP GROWTH FUND (CONTINUED)

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes.

*Non-income producing security

(1) Security is segregated as collateral for written option contracts.

(2) PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(3) Security is a restricted security. The total market value of restricted securities is $1,772,880 (cost $1,844,330), or 0.81% of total net assets.

                                  PERFORMANCE

                             AVERAGE ANNUAL RETURNS
                              AS OF MARCH 31, 2004

                                                           SINCE
                      1 YEAR     5 YEARS     10 YEARS    INCEPTION
                      ------     -------     --------    ---------
A Shares               66.70%      13.68%       13.74%         N/A

A Shares with
   sales charge        57.11%      12.34%       13.07%         N/A

B Shares               65.61%      12.65%       12.84%         N/A

B Shares with
     CDSC              60.61%      12.40%       12.84%         N/A

C Shares               65.73%      12.65%         N/A        11.29%
                                                          (1-29-99)

C Shares with
     CDSC              64.73%      12.65%         N/A        11.29%
                                                          (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                           54 See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2004
(UNAUDITED)

                                                                                                SECURITY EQUITY FUND
                                                                                     ------------------------------------------
                                                                   SECURITY                                           SOCIAL
                                                                   LARGE CAP            EQUITY         GLOBAL        AWARENESS
                                                                  VALUE FUND            SERIES         SERIES         SERIES
                                                                  -----------        ------------   ------------    -----------
ASSETS
Investments, at value(1)....................................      $67,915,673        $492,764,969   $116,924,149    $18,348,081
Cash........................................................        1,088,836                 549              -         27,429
Cash denominated in a foreign currency, at value(2).........                -                   -         29,679              -
Receivables:
   Fund shares sold.........................................           13,750               1,842          6,342            168
   Securities sold..........................................          825,492             804,808        506,468         25,483
   Interest.................................................            3,642                   -          1,287              -
   Dividends................................................          104,179             268,797        167,077         12,572
Foreign taxes recoverable...................................                -                   -          9,875              -
Prepaid expenses............................................           29,201              42,614         25,904         20,613
                                                                  -----------        ------------   ------------    -----------
     Total assets...........................................       69,980,773         493,883,579    117,670,781     18,434,346
                                                                  -----------        ------------   ------------    -----------
LIABILITIES
Cash overdraft..............................................                -                   -        119,985              -
Payable for:
   Securities purchased.....................................          689,974           1,737,088      1,203,790         56,561
   Fund shares redeemed.....................................              200              57,166         12,800            339
   Management fees..........................................           44,146             313,908         97,071         11,629
   Custodian fees...........................................              202               2,097          7,753            530
   Transfer and administration fees.........................           22,202             100,472         34,166          5,687
   Professional fees........................................            2,933              19,819          3,940          3,474
   12b-1 distribution plan fees.............................           41,856             165,477        163,051         19,521
   Other....................................................            3,798              39,589          1,444          1,202
                                                                  -----------        ------------   ------------    -----------
     Total liabilities......................................          805,311           2,435,616      1,644,000         98,943
                                                                  -----------        ------------   ------------    -----------
NET ASSETS..................................................      $69,175,462        $491,447,963   $116,026,781    $18,335,403
                                                                  ===========        ============   ============    ===========
NET ASSETS CONSIST OF:
Paid in capital.............................................      $78,548,513        $400,142,799   $114,052,231    $20,728,869
Accumulated undistributed net investment income (loss)......           66,750             (21,301)      (840,811)       (76,957)
Accumulated undistributed net realized gain (loss)
   on sale of investments, futures, options and foreign
   currency transactions....................................      (17,411,072)          6,115,964    (19,371,536)    (1,999,171)
Net unrealized appreciation (depreciation)
   in value of investments, futures, options and translation
   of assets and liabilities in foreign currency............        7,971,271          85,210,501     22,186,897       (317,338)
                                                                  -----------        ------------   ------------    -----------
Total net assets............................................      $69,175,462        $491,447,963   $116,026,781    $18,335,403
                                                                  ===========        ============   ============    ===========
CLASS "A" SHARES
Capital shares outstanding..................................        8,714,664          64,782,675      5,844,967        535,431
Net assets..................................................      $51,616,623        $426,673,130   $ 83,314,190    $10,428,382
Net asset value per share...................................      $      5.92        $       6.59   $      14.25    $     19.48
                                                                  ===========        ============   ============    ===========
Offering price per share (net asset value
   divided by 94.25%).......................................      $      6.28        $       6.99   $      15.12    $     20.67
                                                                  ===========        ============   ============    ===========
CLASS "B" SHARES
Capital shares outstanding..................................        2,549,306           9,760,039      1,859,945        342,185
Net assets..................................................      $14,374,330        $ 58,045,831   $ 24,711,185    $ 6,190,465
Net asset value per share ..................................      $      5.64        $       5.95   $      13.29    $     18.09
                                                                  ===========        ============   ============    ===========
CLASS "C" SHARES
Capital shares outstanding..................................          554,904           1,075,386        589,161         92,754
Net assets..................................................      $ 3,184,509        $  6,729,002   $  8,001,406    $ 1,716,556
Net asset value per share...................................      $      5.74        $       6.26   $      13.58    $     18.51
                                                                  ===========        ============   ============    ===========
(1) Investments, including repurchase agreements, at cost...      $59,944,402        $407,554,468   $ 94,724,387    $18,665,419
(2) Cash denominated in a foreign currency, at cost.........                -                   -         29,555              -

                           55 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

                                                                                      SECURITY EQUITY FUND
                                                                 ----------------------------------------------------------------
                                                                    MID CAP         SMALL CAP        ENHANCED
                                                                     VALUE           GROWTH            INDEX        SELECT 25 (R)
                                                                     SERIES          SERIES           SERIES           SERIES
                                                                 -------------    -------------    -------------    -------------
ASSETS
Investments, at value(1) .....................................   $ 318,373,840    $  31,113,339    $  16,835,628    $  26,250,388
Cash .........................................................       1,067,719              963                -              523
Receivables:
   Fund shares sold ..........................................       3,750,119              141                -                -
   Securities sold ...........................................       1,744,829          467,455                -                -
   Interest ..................................................          42,136                -                -                -
   Dividends .................................................         138,031            1,030           20,736            9,029
Prepaid expenses .............................................          29,505           20,565           23,079           23,542
                                                                 -------------    -------------    -------------    -------------
     Total assets ............................................     325,146,179       31,603,493       16,879,443       26,283,482
                                                                 -------------    -------------    -------------    -------------
LIABILITIES
Cash overdraft ...............................................               -                -           17,961                -
Payable for:
   Securities purchased ......................................               -          447,276                -
   Fund shares redeemed ......................................         334,683                -            7,886            1,450
   Written options, at value .................................         377,355                -                -                -
   Variation margin ..........................................               -                -              220                -
   Management fees ...........................................         241,598           26,206            7,050           16,605
   Custodian fees ............................................             823            1,401            3,028              331
   Transfer and administration fees ..........................          66,102           16,412            6,921            7,354
   Professional fees .........................................           6,837            3,473            3,454            3,533
   12b-1 distribution plan fees ..............................         238,353           36,801          145,410           15,253
   Other .....................................................           9,261              859            1,221            1,842
                                                                 -------------    -------------    -------------    -------------
     Total liabilities .......................................       1,275,012          532,428          193,151           46,368
                                                                 -------------    -------------    -------------    -------------
NET ASSETS ...................................................   $ 323,871,167    $  31,071,065    $  16,686,292    $  26,237,114
                                                                 =============    =============    =============    =============
NET ASSETS CONSIST OF:
Paid in capital ..............................................   $ 236,489,494    $  34,743,255    $  21,587,421    $  36,056,272
Accumulated undistributed net investment income (loss) .......        (615,550)        (314,746)         (20,073)        (142,604)
Accumulated undistributed net realized gain (loss)
   on sale of investments, futures, options and foreign
   currency transactions .....................................      10,278,696      (10,020,107)      (6,319,733)     (11,894,892)
Net unrealized appreciation (depreciation)
   in value of investments, futures, options and translation
   of assets and liabilities in foreign currency .............      77,718,527        6,662,663        1,438,677        2,218,338
                                                                 -------------    -------------    -------------    -------------
Total net assets .............................................   $ 323,871,167    $  31,071,065    $  16,686,292    $  26,237,114
                                                                 =============    =============    =============    =============
CLASS "A" SHARES
Capital shares outstanding ...................................       6,753,877        1,324,771          843,714        1,329,938
Net assets ...................................................   $ 200,472,305    $  18,274,366    $   7,378,553    $  10,897,968
Net asset value per share ....................................   $       29.68    $       13.79    $        8.75    $        8.19
                                                                 =============    =============    =============    =============
Offering price per share (net asset value
   divided by 94.25%) ........................................   $       31.49    $       14.63    $        9.28    $        8.69
                                                                 =============    =============    =============    =============
CLASS "B" SHARES
Capital shares outstanding ...................................       2,673,041          649,029          672,601        1,078,773
Net assets ...................................................   $  74,195,778    $   8,390,017    $   5,638,133    $   8,518,305
Net asset value per share ....................................   $       27.76    $       12.93    $        8.38    $        7.90
                                                                 =============    =============    =============    =============
CLASS "C" SHARES
Capital shares outstanding ...................................       1,743,255          334,579          436,574          861,253
Net assets ...................................................   $  49,203,084    $   4,406,682    $   3,669,606    $   6,820,841
Net asset value per share ....................................   $       28.22    $       13.17    $        8.41    $        7.92
                                                                 =============    =============    =============    =============
(1) Investments, including repurchase agreements, at cost ....   $ 240,971,113    $  24,450,676    $  15,398,561    $  24,032,050

                           56 See accompanying notes.

MARCH 31, 2004
(UNAUDITED)

                                                                           SECURITY EQUITY FUND
                                                                       ----------------------------
                                                                        LARGE CAP          ALPHA           SECURITY
                                                                         GROWTH         OPPORTUNITY     MID CAP GROWTH
                                                                         SERIES            SERIES           FUND
                                                                       -----------      -----------     --------------
ASSETS
Investments, at value(1)............................................   $29,599,027      $ 9,394,347     $  219,484,063
Cash................................................................       289,982          217,084                342
Restricted cash.....................................................             -           15,002                  -
Receivables:
   Fund shares sold.................................................         3,206                -            135,206
   Securities sold..................................................        44,595          463,740            173,774
   Deposit for short sales..........................................             -          134,186                  -
   Interest.........................................................             -              406                  -
   Dividends........................................................        24,296            6,848             42,924
   Security Management Company......................................             -            7,248                  -
Prepaid expenses....................................................        13,038           35,080             46,906
                                                                       -----------      -----------     --------------
      Total assets..................................................    29,974,144       10,273,941        219,883,215
                                                                       -----------      -----------     --------------
LIABILITIES
Securities sold short, at value(2)..................................             -          117,687                  -
Payable for:
   Securities purchased.............................................       549,242          467,700            317,808
   Fund shares redeemed.............................................             -                -             46,417
   Written options, at value........................................             -                -            216,170
   Variation margin.................................................             -            4,500                  -
   Management fees..................................................        18,604           16,048            139,551
   Custodian fees...................................................         1,097              170                270
   Transfer and administration fees.................................        15,146            3,693             53,220
   Professional fees................................................         3,460            1,109              4,884
   12b-1 distribution plan fees.....................................        72,827           12,967            176,081
   Other............................................................           545              444              7,699
                                                                       -----------      -----------     --------------
      Total liabilities.............................................       660,921          624,318            962,100
                                                                       -----------      -----------     --------------
NET ASSETS..........................................................   $29,313,223      $ 9,649,623     $  218,921,115
                                                                       ===========      ===========     ==============
NET ASSETS CONSIST OF:
Paid in capital.....................................................   $30,616,413      $ 8,717,983     $  162,808,611
Accumulated undistributed net investment income (loss)..............      (138,265)         (82,975)        (1,297,805)
Accumulated undistributed net realized gain (loss)
   on sale of investments, futures, options and foreign
   currency transactions............................................    (3,624,796)       1,066,584          3,410,764
Net unrealized appreciation (depreciation)
   in value of investments, short positions, futures, options
   and translation of assets and liabilities in foreign currency....     2,459,871          (51,969)        53,999,545
                                                                       -----------      -----------     --------------
Total net assets....................................................   $29,313,223      $ 9,649,623     $  218,921,115
                                                                       ===========      ===========     ==============
CLASS "A" SHARES
Capital shares outstanding..........................................     2,990,900          420,788         13,698,535
Net assets..........................................................   $18,229,313      $ 4,821,449     $  169,856,931
Net asset value per share...........................................   $      6.09      $     11.46     $        12.40
                                                                       ===========      ===========     ==============
Offering price per share (net asset value
   divided by 94.25%)...............................................   $      6.46      $     12.16     $        13.16
                                                                       ===========      ===========     ==============
CLASS "B" SHARES
Capital shares outstanding..........................................     1,285,762          187,813          2,926,614
Net assets..........................................................   $ 7,577,950      $ 2,140,228     $   31,787,002
Net asset value per share...........................................   $      5.89      $     11.40     $        10.86
                                                                       ===========      ===========     ==============
CLASS "C" SHARES
Capital shares outstanding..........................................       591,921          235,863          1,466,154
Net assets..........................................................   $ 3,505,960      $ 2,687,946     $   17,277,182
Net asset value per share...........................................   $      5.92      $     11.40     $        11.78
                                                                       ===========      ===========     ==============
(1) Investments, including repurchase agreements, at cost...........   $27,139,156      $ 9,396,875     $  165,560,024
(2) Securities sold short, at proceeds..............................             -      $   114,693                  -

                           57 See accompanying notes.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004
(UNAUDITED)

                                                                              SECURITY EQUITY FUND
                                                                   --------------------------------------------
                                                     SECURITY                                        SOCIAL
                                                    LARGE CAP         EQUITY          GLOBAL        AWARENESS
                                                    VALUE FUND        SERIES          SERIES         SERIES
                                                   ------------    ------------    ------------    ------------
INVESTMENT INCOME:
   Dividends ...................................   $    566,224    $  3,467,211    $    548,281    $    112,259
   Interest ....................................         17,695          34,663           3,095           1,652
                                                   ------------    ------------    ------------    ------------
                                                        583,919       3,501,874         551,376         113,911
   Less: Foreign tax expense ...................              -               -         (32,533)              -
                                                   ------------    ------------    ------------    ------------
      Total investment income ..................        583,919       3,501,874         518,843         113,911

EXPENSES:
   Management fees .............................        254,547       1,897,057         530,033          90,570
   Custodian fees ..............................          3,281           9,969          53,342           2,379
   Transfer/maintenance fees ...................         80,724         323,248         116,080          23,675
   Administration fees .........................         32,270         228,911          83,145           9,992
   Directors' fees .............................         12,822           6,223             962             213
   Professional fees ...........................          4,817          24,167          15,689           3,433
   Reports to shareholders .....................          3,461          31,589           4,942           1,066
   Registration fees ...........................         19,837          24,856          28,447          14,451
   Other expenses ..............................          2,405           9,327           1,590             630
   12b-1 distribution plan fees - Class A ......         64,511         546,062          92,790          12,547
   12b-1 distribution plan fees - Class B ......         67,991         309,496         119,169          31,876
   12b-1 distribution plan fees - Class C ......         13,358          35,665          39,703           8,503
                                                   ------------    ------------    ------------    ------------
      Total expenses ...........................        560,024       3,446,570       1,085,892         199,335
      Less: Expenses waived ....................              -               -               -          (7,568)
            Earnings credits ...................           (826)           (826)           (833)           (899)
                                                   ------------    ------------    ------------    ------------
      Net expenses .............................        559,198       3,445,744       1,085,059         190,868
                                                   ------------    ------------    ------------    ------------
      Net investment income (loss) .............         24,721          56,130        (566,216)        (76,957)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments .................................      3,144,370      30,972,555       3,033,826         261,093
   Foreign currency transactions ...............              -               -         (53,259)              -
                                                   ------------    ------------    ------------    ------------
      Net realized gain (loss) .................      3,144,370      30,972,555       2,980,567         261,093

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments .................................      6,686,925      18,695,082      16,540,682       1,339,651
   Translation of assets and liabilities
      in foreign currencies ....................              -               -         (19,183)              -
                                                   ------------    ------------    ------------    ------------
      Net unrealized appreciation
          (depreciation) .......................      6,686,925      18,695,082      16,521,499       1,339,651
                                                   ------------    ------------    ------------    ------------
      Net gain (loss) ..........................      9,831,295      49,667,637      19,502,066       1,600,744
                                                   ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets
            resulting from operations ..........   $  9,856,016    $ 49,723,767    $ 18,935,850    $  1,523,787
                                                   ============    ============    ============    ============

                           58 See accompanying notes.

FOR THE SIX MONTHS ENDED MARCH 31, 2004
(UNAUDITED)

                                                                            SECURITY EQUITY FUND
                                                            -----------------------------------------------------------
                                                              MID CAP     SMALL CAP       ENHANCED
                                                               VALUE        GROWTH          INDEX         SELECT 25(R)
                                                              SERIES        SERIES         SERIES           SERIES
                                                            -----------   ----------     ----------       -------------
INVESTMENT INCOME:
   Dividends.............................................   $ 1,472,112   $   12,276     $  135,293       $     104,516
   Interest..............................................       178,208        8,398          1,567               4,027
                                                            -----------   ----------     ----------       -------------
     Total investment income.............................     1,650,320       20,674        136,860             108,543

EXPENSES:
   Management fees.......................................     1,287,383      145,831         59,870              97,287
   Custodian fees........................................         6,467       11,353         14,089               1,742
   Transfer/maintenance fees.............................       218,910       63,289         15,573              31,291
   Administration fees...................................       121,375       15,378         16,659              12,555
   Directors' fees.......................................         3,277          371            180                 340
   Professional fees.....................................         7,695        3,457          3,396               3,538
   Reports to shareholders...............................        11,883        1,447            732               1,368
   Registration fees.....................................        23,142       13,572         13,563              13,693
   Other expenses........................................         3,741          644            504                 780
   12b-1 distribution plan fees - Class A................       200,060       21,235          8,889              13,446
   12b-1 distribution plan fees - Class B................       322,780       39,673         27,073              42,916
   12b-1 distribution plan fees - Class C................       207,087       21,219         17,197              33,017
                                                            -----------   ----------     ----------       -------------
     Total expenses......................................     2,413,800      337,469        177,725             251,973
     Less: Expenses waived...............................             -            -        (19,956)                  -
           Earnings credits..............................          (970)      (2,049)          (836)               (826)
                                                            -----------   ----------     ----------       -------------
     Net expenses .......................................     2,412,830      335,420        156,933             251,147
                                                            -----------   ----------     ----------       -------------
     Net investment income (loss)........................      (762,510)    (314,746)       (20,073)           (142,604)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments...........................................    10,347,943    3,089,209        621,976             477,740
   Futures...............................................             -            -         21,895                   -
   Options written and purchased.........................       294,816            -              -                   -
                                                            -----------   ----------     ----------       -------------
     Net realized gain (loss)............................    10,642,759    3,089,209        643,871             477,740

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments...........................................    40,600,996    1,878,317      1,297,844           2,672,539
   Futures...............................................             -            -          9,763                   -
   Options written and purchased.........................       211,973            -              -                   -
                                                            -----------   ----------     ----------       -------------
     Net unrealized appreciation (depreciation)..........    40,812,969    1,878,317      1,307,607           2,672,539
                                                            -----------   ----------     ----------       -------------
     Net gain (loss).....................................    51,455,728    4,967,526      1,951,478           3,150,279
                                                            -----------   ----------     ----------       -------------
        Net increase (decrease) in net assets
         resulting from operations.......................   $50,693,218   $4,652,780     $1,931,405       $   3,007,675
                                                            ===========   ==========     ==========       =============

                           59 See accompanying notes.

FOR THE SIX MONTHS ENDED MARCH 31, 2004
(UNAUDITED)

                                                                SECURITY EQUITY FUND
                                                            ------------------------------
                                                              LARGE CAP           ALPHA           SECURITY
                                                               GROWTH          OPPORTUNITY     MID CAP GROWTH
                                                               SERIES             SERIES            FUND
                                                            --------------     -----------     --------------
INVESTMENT INCOME:
   Dividends.............................................   $      151,548     $    27,512     $      324,586
   Interest..............................................              917          19,745             29,292
                                                            --------------     -----------     --------------
      Total investment income............................          152,465          47,257            353,878

EXPENSES:
   Management fees.......................................          138,916          83,148            796,470
   Custodian fees........................................            4,289               -              7,698
   Transfer/maintenance fees.............................           52,038           3,288            230,519
   Administration fees...................................           13,857           8,843             97,520
   Directors' fees.......................................              390             140             12,292
   Professional fees.....................................            3,474           7,576              9,487
   Reports to shareholders...............................            1,087             368             11,198
   Registration fees.....................................           13,246          24,297             36,033
   Other expenses........................................              668             332              4,676
   12b-1 distribution plan fees - Class A................           21,088           5,032            206,346
   12b-1 distribution plan fees - Class B................           36,693           9,845            156,223
   12b-1 distribution plan fees - Class C................           17,871          11,602             80,353
                                                            --------------     -----------     --------------
      Total expenses.....................................          303,617         154,471          1,648,815
      Less: Reimbursement of expenses - Class A..........                -         (11,343)                 -
            Reimbursement of expenses - Class B..........                -          (5,586)                 -
            Reimbursement of expenses - Class C..........                -          (6,562)                 -
            Expenses waived..............................          (12,059)              -                  -
            Earnings credits.............................             (828)           (826)              (826)
                                                            --------------     -----------     --------------
      Net expenses ......................................          290,730         130,154          1,647,989
                                                            --------------     -----------     --------------
      Net investment income (loss).......................         (138,265)        (82,897)        (1,294,111)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments...........................................          395,270         832,763         12,368,465
   Securities sold short.................................                -         (20,238)                 -
   Futures...............................................                -         394,147                  -
   Options written and purchased.........................                -               -            101,632
                                                            --------------     -----------     --------------
      Net realized gain (loss)...........................          395,270       1,206,672         12,470,097

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments...........................................        1,874,986          74,715         24,143,704
   Securities sold short.................................                -          (4,517)                 -
   Futures...............................................                -          43,631                  -
   Options written and purchased.........................                -               -             75,506
                                                            --------------     -----------     --------------
      Net unrealized appreciation (depreciation).........        1,874,986         113,829         24,219,210
                                                            --------------     -----------     --------------
      Net gain (loss)....................................        2,270,256       1,320,501         36,689,307
                                                            --------------     -----------     --------------
        Net increase (decrease) in net assets
             resulting from operations...................   $    2,131,991     $ 1,237,604     $   35,395,196
                                                            ==============     ===========     ==============

                           60 See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2004
(UNAUDITED)

                                                                                              SECURITY EQUITY FUND
                                                                                     -------------------------------------------
                                                                   SECURITY                                            SOCIAL
                                                                   LARGE CAP            EQUITY         GLOBAL        AWARENESS
                                                                  VALUE FUND            SERIES         SERIES          SERIES
                                                                 -------------       ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income (loss)...............................   $      24,721       $     56,130   $   (566,216)   $    (76,957)
   Net realized gain (loss) during the period on
      investments, futures, options written and
      purchased and foreign currency transactions.............       3,144,370         30,972,555      2,980,567         261,093
   Net change in unrealized appreciation
      (depreciation) during the period on investments,
      futures, options written and purchased and
      translation of assets and liabilities in
      foreign currencies......................................       6,686,925         18,695,082     16,521,499       1,339,651
                                                                 -------------       ------------   ------------    ------------
         Net increase (decrease) in net assets
         resulting from operations............................       9,856,016         49,723,767     18,935,850       1,523,787

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A.................................................        (112,367)         (684,512)              -               -
      Class B.................................................               -                  -              -               -
      Class C.................................................               -                  -              -               -
                                                                 -------------       ------------   ------------    ------------
         Total distributions to shareholders..................        (112,367)         (684,512)              -               -

INTERNATIONAL SERIES MERGER (NOTE 9)..........................               -                  -      9,345,535               -

NET INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 6)......................................        (242,953)       (56,136,242)    23,247,993        (133,372)
                                                                 -------------       ------------   ------------    ------------
         Total increase (decrease) in net assets..............       9,500,696         (7,096,987)    51,529,378       1,390,415
                                                                 -------------       ------------   ------------    ------------
NET ASSETS:
   Beginning of period........................................      59,674,766        498,544,950     64,497,403      16,944,988
                                                                 -------------       ------------   ------------    ------------
   End of period..............................................   $  69,175,462       $491,447,963   $116,026,781    $ 18,335,403
                                                                 =============       ============   ============    ============
   Undistributed net investment income (loss)
      at end of period........................................   $      66,750       $    (21,301)  $   (840,811)   $    (76,957)
                                                                 =============       ============   ============    ============

                           61 See accompanying notes.

FOR THE SIX MONTHS ENDED MARCH 31, 2004
(UNAUDITED)

                                                                               SECURITY EQUITY FUND
                                                         ----------------------------------------------------------------
                                                            MID CAP         SMALL CAP        ENHANCED
                                                             VALUE           GROWTH           INDEX          SELECT 25(R)
                                                             SERIES          SERIES           SERIES            SERIES
                                                         -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income (loss) ......................   $    (762,510)   $    (314,746)   $     (20,073)   $    (142,604)
   Net realized gain (loss) during the period on
      investments, futures, options written and
      purchased and foreign currency transactions ....      10,642,759        3,089,209          643,871          477,740
   Net change in unrealized appreciation
      (depreciation) during the period on investments,
      futures, options written and purchased and
      translation of assets and liabilities in
      foreign currencies .............................      40,812,969        1,878,317        1,307,607        2,672,539
                                                         -------------    -------------    -------------    -------------
        Net increase (decrease) in net assets
        resulting from operations ....................      50,693,218        4,652,780        1,931,405        3,007,675

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain
      Class A ........................................      (1,472,634)               -                -                -
      Class B ........................................        (633,165)               -                -                -
      Class C ........................................        (407,446)               -                -                -
                                                         -------------    -------------    -------------    -------------
        Total distributions to shareholders ..........      (2,513,245)               -                -                -

NET INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 6) .............................      74,923,438        1,641,238          457,508       (1,594,223)
                                                         -------------    -------------    -------------    -------------
        Total increase (decrease) in net assets ......     123,103,411        6,294,018        2,388,913        1,413,452
                                                         -------------    -------------    -------------    -------------
NET ASSETS:
   Beginning of period ...............................     200,767,756       24,777,047       14,297,379       24,823,662
                                                         -------------    -------------    -------------    -------------
   End of period .....................................   $ 323,871,167    $  31,071,065    $  16,686,292    $  26,237,114
                                                         =============    =============    =============    =============
   Undistributed net investment income (loss)
        at end of period .............................   $    (615,550)   $    (314,746)   $     (20,073)   $    (142,604)
                                                         =============    =============    =============    =============

                           62 See accompanying notes.

FOR THE SIX MONTHS ENDED MARCH 31, 2004
(UNAUDITED)

                                                                                 SECURITY EQUITY FUND
                                                                             ------------------------------
                                                                               LARGE CAP          ALPHA           SECURITY
                                                                                GROWTH         OPPORTUNITY     MID CAP GROWTH
                                                                                SERIES            SERIES            FUND
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .....................................         $    (138,265)   $     (82,897)   $  (1,294,111)
  Net realized gain (loss) during the period on
    investments, futures, options written and
    purchased and foreign currency transactions ....................               395,270        1,206,672       12,470,097
  Net change in unrealized appreciation
    (depreciation) during the period on investments,
    futures, options written and
    purchased and translation of assets and liabilities in
    foreign currencies .............................................             1,874,986          113,829       24,219,210
                                                                             -------------    -------------    -------------
         Net increase (decrease) in net assets
         resulting from operations .................................             2,131,991        1,237,604       35,395,196

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain
    Class A ........................................................                     -         (199,700)      (5,436,468)
    Class B ........................................................                     -         (101,286)      (1,171,731)
    Class C ........................................................                     -         (121,452)        (553,046)
                                                                             -------------    -------------    -------------
         Total distributions to shareholders .......................                     -         (422,438)      (7,161,245)

TECHNOLOGY SERIES MERGER (NOTE 10) .................................                     -                -       11,962,769

NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 6) ............................................             1,014,077        2,445,246        6,777,231
                                                                             -------------    -------------    -------------
         Total increase (decrease) in net assets ...................             3,146,068        3,260,412       46,973,951
                                                                             -------------    -------------    -------------
Net assets:
  Beginning of period ..............................................            26,167,155        6,389,211      171,947,164
                                                                             -------------    -------------    -------------
  End of period ....................................................         $  29,313,223    $   9,649,623    $ 218,921,115
                                                                             =============    =============    =============
  Undistributed net investment income (loss)
    at end of period ...............................................         $    (138,265)   $     (82,975)   $  (1,297,805)
                                                                             =============    =============    =============

                           63 See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                                                           SECURITY EQUITY FUND
                                                                         ---------------------------------------------------------
                                                            SECURITY                                     SOCIAL         MID CAP
                                                           LARGE CAP        EQUITY         GLOBAL      AWARENESS         VALUE
                                                           VALUE FUND       SERIES         SERIES        SERIES          SERIES
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
  Net investment income (loss) .........................   $   117,302   $    607,081  $   (219,964)  $   (179,491)  $    (994,030)
  Net realized gain (loss) during the period on
   investments, futures, options written and
   purchased and foreign currency transactions .........    (4,625,189)    (8,071,790)   (8,868,831)      (902,119)      2,854,877
  Net change in unrealized appreciation
   (depreciation) during the period on investments,
   options written and purchased and
   translation of assets and liabilities in
   foreign currencies ..................................    12,145,945     89,930,127    22,337,055      3,990,064      53,000,947
                                                           -----------   ------------  ------------   ------------   -------------
   Net increase (decrease) in net assets resulting
     from operations ...................................     7,638,058     82,465,418    13,248,260      2,908,454      54,861,794

NET INCREASE (DECREASE) FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 6) ...........................    12,624,901    (67,957,739)  (22,741,341)      (440,061)     21,441,016
                                                           -----------   ------------  ------------   ------------   -------------
   Total increase (decrease) in net assets .............    20,262,959     14,507,679    (9,493,081)     2,468,393      76,302,810
                                                           -----------   ------------  ------------   ------------   -------------

NET ASSETS:
  Beginning of period ..................................    39,411,807    484,037,271    73,990,484     14,476,595     124,464,946
                                                           -----------   ------------  ------------   ------------   -------------
  End of period ........................................   $59,674,766   $498,544,950  $ 64,497,403   $ 16,944,988   $ 200,767,756
                                                           ===========   ============  ============   ============   =============
  Undistributed net investment income (loss)
   at end of period ....................................   $   154,396   $    607,081  $   (277,637)  $          -   $     146,960
                                                           ===========   ============  ============   ============   =============

                           64 See accompanying notes.

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                                                 SECURITY EQUITY FUND
                                                              --------------------------------------------------------
                                                                SMALL CAP        ENHANCED                   LARGE CAP
                                                                 GROWTH           INDEX      SELECT 25(R)    GROWTH
                                                                 SERIES           SERIES        SERIES       SERIES
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net investment income (loss) ...........................     $   (414,114)   $    (56,631)  $  (281,129)  $  (183,113)
 Net realized gain (loss) during the period on
  investments, futures, and foreign currency
  transactions ..........................................        2,366,986      (2,930,280)   (3,750,965)   (2,266,684)
 Net change in unrealized appreciation
  (depreciation) during the period on investments,
  futures, and translation of assets and liabilities in
  foreign currencies ....................................        5,227,406       6,120,571     6,658,939     5,276,183
                                                              ------------    ------------   -----------   -----------
  Net increase (decrease) in net assets resulting
   from operations ......................................        7,180,278       3,133,660     2,626,845     2,826,386

NET INCREASE (DECREASE) FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 6) ............................        2,791,333      (6,261,504)   (2,256,498)    9,601,678
                                                              ------------    ------------   -----------   -----------
  Total increase (decrease) in net assets ...............        9,971,611      (3,127,844)      370,347    12,428,064
                                                              ------------    ------------   -----------   -----------

NET ASSETS:
 Beginning of period ....................................       14,805,436      17,425,223    24,453,315    13,739,091
                                                              ------------    ------------   -----------   -----------
 End of period ..........................................     $ 24,777,047    $ 14,297,379   $24,823,662   $26,167,155
                                                              ============    ============   ===========   ===========
 Undistributed net investment income (loss)
  at end of period ......................................     $          -    $          -   $         -   $         -
                                                              ============    ============   ===========   ===========

                           65 See accompanying notes.

FOR THE YEAR ENDED SEPTEMBER 30, 2003
(EXCEPT AS NOTED)

                                                                   SECURITY
                                                                  EQUITY FUND
                                                                 -------------
                                                                     ALPHA          SECURITY
                                                                  OPPORTUNITY        MID CAP
                                                                    SERIES*        GROWTH FUND
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net investment income (loss) ...............................    $     (24,944)   $  (1,782,165)
 Net realized gain (loss) during the period on
  investments, futures, options written and
  purchased and foreign currency transactions ...............          307,216        7,985,872
 Net change in unrealized appreciation
  (depreciation) during the period on investments,
  securities sold short, futures, options written and
  purchased and translation of assets and liabilities
  in foreign currencies .....................................         (165,798)      52,286,497
                                                                 -------------    -------------
  Net increase (decrease) in net assets resulting
   from operations ..........................................          116,474       58,490,204

NET INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6) .................................        6,272,737         (876,048)
                                                                 -------------    -------------
  Total increase (decrease) in net assets ...................        6,389,211       57,614,156
                                                                 -------------    -------------

NET ASSETS:
 Beginning of period ........................................                -      114,333,008
                                                                 -------------    -------------
 End of period ..............................................    $   6,389,211    $ 171,947,164
                                                                 =============    =============
 Undistributed net investment income (loss)
  at end of period ..........................................    $         (78)   $           -
                                                                 =============    =============

*For the period beginning July 7, 2003 (commencement of operations) to September 30, 2003.

                           66 See accompanying notes.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY LARGE CAP VALUE FUND (CLASS A)

                                                                              FISCAL PERIOD ENDED SEPTEMBER 30
                                                       -------------------------------------------------------------------------
                                                       2004(c)(r)   2003(c)    2002(c)(i)(m)  2001(c)(h)    2000(c)      1999(c)
                                                       ----------   -------    -------------  ----------    -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............        $  5.11     $  4.25       $  5.37      $  6.42      $  7.17      $  7.68
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................           0.01        0.02          0.01         0.03         0.07         0.12
Net Gain (Loss) on Securities
 (realized and unrealized) .....................           0.81        0.84         (1.10)       (1.03)       (0.58)        0.75
                                                        -------     -------       -------      -------      -------      -------
   Total from Investment Operations ............           0.82        0.86         (1.09)       (1.00)       (0.51)        0.87
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........          (0.01)         --         (0.03)       (0.05)       (0.13)       (0.04)
Distributions (from Realized Gains) ............             --          --            --           --        (0.11)       (1.34)
                                                        -------     -------       -------      -------      -------      -------
   Total Distributions .........................          (0.01)         --         (0.03)       (0.05)       (0.24)       (1.38)
                                                        -------     -------       -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ..................        $  5.92     $  5.11       $  4.25      $  5.37      $  6.42      $  7.17
                                                        =======     =======       =======      =======      =======      =======
TOTAL RETURN (a) ...............................          16.10%      20.24%       (20.51%)     (15.68%)      (7.28%)      12.00%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........        $51,617     $45,858       $32,997      $45,006      $60,448      $74,796
Ratio of Expenses to Average Net Assets ........           1.47%       1.45%         1.37%        1.32%        1.27%        1.22%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ..........................           0.25%       0.41%         0.20%        0.49%        0.99%        1.63%
Portfolio Turnover Rate ........................             58%         76%           68%         180%         144%          98%

SECURITY LARGE CAP VALUE FUND (CLASS B)

                                                                              FISCAL PERIOD ENDED SEPTEMBER 30
                                                       -------------------------------------------------------------------------
                                                       2004(c)(r)   2003(c)    2002(c)(i)(m)  2001(c)(h)   2000(c)      1999(c)
                                                       ----------   -------    -------------  ----------   -------      --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............        $  4.87     $  4.08      $  5.18       $  6.21      $  6.95      $  7.54
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................          (0.01)      (0.02)       (0.04)        (0.03)          --         0.05
Net Gain (Loss) on Securities
 (realized and unrealized) .....................           0.78        0.81        (1.06)        (1.00)       (0.58)        0.73
                                                        -------     -------      -------       -------      -------      -------
   Total from Investment Operations ............           0.77        0.79        (1.10)        (1.03)       (0.58)        0.78
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........             --          --           --            --        (0.05)       (0.03)
Distributions (from Realized Gains) ............             --          --           --            --        (0.11)       (1.34)
                                                        -------     -------      -------       -------      -------      -------
   Total Distributions .........................             --          --           --            --        (0.16)       (1.37)
                                                        -------     -------      -------       -------      -------      -------
NET ASSET VALUE END OF PERIOD ..................        $  5.64     $  4.87      $  4.08       $  5.18      $  6.21      $  6.95
                                                        =======     =======      =======       =======      =======      =======
TOTAL RETURN (a) ...............................          15.81%      19.36%      (21.24%)      (16.59%)      (8.36%)      10.93%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........        $14,374     $11,687      $ 4,905       $ 5,657      $ 7,152      $ 9,829
Ratio of Expenses to Average Net Assets ........           2.23%       2.20%        2.27%         2.32%        2.27%        2.22%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ..........................          (0.50%)     (0.42%)      (0.71%)       (0.51%)       0.01%        0.63%
Portfolio Turnover Rate ........................             58%         76%          68%          180%         144%          98%

                           67 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY LARGE CAP VALUE FUND (CLASS C)

                                                                           FISCAL PERIOD ENDED SEPTEMBER 30
                                                 --------------------------------------------------------------------------------
                                                 2004(c)(r)   2003(c)    2002(c)(i)(k)(m)   2001(c)(h)      2000(c)     1999(c)(e)
                                                 ----------   -------    ----------------   ----------      -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......        $  4.96     $  4.16        $  5.28          $  6.32       $ 7.11        $6.87
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............          (0.01)      (0.02)         (0.04)           (0.03)       (0.01)        0.03
Net Gain (Loss) on Securities
 (realized and unrealized) ...............           0.79        0.82          (1.08)           (1.01)       (0.56)        0.21
                                                  -------     -------        -------          -------       ------        -----
  Total from Investment Operations .......           0.78        0.80          (1.12)           (1.04)       (0.57)        0.24
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...             --          --             --               --        (0.11)          --
Distributions (from Realized Gains) ......             --          --             --               --        (0.11)          --
                                                  -------     -------        -------          -------       ------        -----
  Total Distributions ....................             --          --             --               --        (0.22)          --
                                                  -------     -------        -------          -------       ------        -----
NET ASSET VALUE END OF PERIOD ............        $  5.74     $  4.96        $  4.16          $  5.28       $ 6.32        $7.11
                                                  =======     =======        =======          =======       ======        =====
TOTAL RETURN (a) .........................          15.73%      19.23%        (21.21%)         (16.46%)      (8.10%)       3.49%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....        $ 3,184     $ 2,130        $ 1,510          $   904       $  483        $ 297
Ratio of Expenses to Average Net Assets ..           2.23%       2.20%          2.25%            2.33%        2.28%        2.22%
Ratio of Net Investment Income (Loss) to
  Average Net Assets .....................          (0.50%)     (0.33%)        (0.72%)          (0.55%)      (0.10%)       0.62%
Portfolio Turnover Rate ..................             58%         76%            68%             180%         144%          90%

                           68 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - EQUITY SERIES (CLASS A)

                                                                         FISCAL PERIOD ENDED SEPTEMBER 30
                                                -------------------------------------------------------------------------------
                                                2004(c)(r)    2003(c)     2002(c)(j)(m)       2001(c)      2000(c)      1999(c)
                                                ----------   --------     -------------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......       $   5.98    $   5.09       $   6.36         $  10.26     $   9.96     $   8.86
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............             --        0.01           0.01               --           --         0.02
Net Gain (Loss) on Securities
 (realized and unrealized) ...............           0.62        0.88          (1.28)           (2.49)        0.66         1.80
                                                 --------    --------       --------         --------     --------     --------
  Total from Investment Operations .......           0.62        0.89          (1.27)           (2.49)        0.66         1.82
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...          (0.01)         --             --               --           --        (0.04)
Distributions (from Realized Gains) ......             --          --             --            (1.40)       (0.36)       (0.68)
Return of Capital ........................             --          --             --            (0.01)          --           --
                                                 --------    --------       --------         --------     --------     --------
  Total Distributions ....................          (0.01)         --             --            (1.41)       (0.36)       (0.72)
                                                 --------    --------       --------         --------     --------     --------
NET ASSET VALUE END OF PERIOD ............       $   6.59    $   5.98       $   5.09         $   6.36     $  10.26     $   9.96
                                                 ========    ========       ========         ========     ========     ========
TOTAL RETURN (a) .........................          10.37%      17.49%        (19.97%)         (27.66%)       6.64%       20.66%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....       $426,673    $430,161       $412,791         $563,553     $853,126     $917,179
Ratio of Expenses to Average Net Assets ..           1.27%       1.25%          1.11%            1.02%        1.02%        1.02%
Ratio of Net Investment Income (Loss) to
  Average Net Assets .....................           0.12%       0.23%          0.13%            0.03%        0.03%        0.19%
Portfolio Turnover Rate ..................             37%         54%            30%              23%          54%          36%


SECURITY EQUITY FUND - EQUITY SERIES (CLASS B)

                                                                          FISCAL PERIOD ENDED SEPTEMBER 30
                                                -------------------------------------------------------------------------------
                                                2004(c)(r)    2003(c)     2002(c)(j)(m)       2001(c)      2000(c)      1999(c)
                                                ----------    -------     -------------       -------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......       $   5.41     $  4.64       $   5.86          $  9.65     $   9.47     $   8.52
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............          (0.02)      (0.03)         (0.05)           (0.07)       (0.10)       (0.08)
Net Gain (Loss) on Securities
 (realized and unrealized) ...............           0.56        0.80          (1.17)           (2.31)        0.64         1.71
                                                 --------     -------       --------          -------     --------     --------
  Total from Investment Operations .......           0.54        0.77          (1.22)           (2.38)        0.54         1.63
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...             --          --             --               --           --           --
Distributions (from Realized Gains) ......             --          --             --            (1.40)       (0.36)       (0.68)
Return of Capital ........................             --          --             --            (0.01)          --           --
                                                 --------     -------       --------          -------     --------     --------
  Total Distributions ....................             --          --             --            (1.41)       (0.36)       (0.68)
                                                 --------     -------       --------          -------     --------     --------
NET ASSET VALUE END OF PERIOD ............       $   5.95     $  5.41       $   4.64          $  5.86     $   9.65     $   9.47
                                                 ========     =======       ========          =======     ========     ========
TOTAL RETURN (a) .........................           9.98%      16.59%        (20.82%)         (28.34%)       5.69%       19.23%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....       $ 58,046     $61,733       $ 66,267          $96,067     $156,633     $159,872
Ratio of Expenses to Average Net Assets ..           2.02%       2.00%          2.02%            2.02%        2.02%        2.02%
Ratio of Net Investment Income (Loss) to
  Average Net Assets .....................          (0.63%)     (0.52%)        (0.78%)          (0.97%)      (0.97%)      (0.82%)
Portfolio Turnover Rate ..................             37%         54%            30%              23%          54%          36%

                           69 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - EQUITY SERIES (CLASS C)

                                                                         FISCAL PERIOD ENDED SEPTEMBER 30
                                                 --------------------------------------------------------------------------------
                                                 2004(c)(r)   2003(c)    2002(c)(j)(k)(m)     2001(c)      2000(c)     1999(c)(e)
                                                 ----------   -------    ----------------     -------      -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......        $  5.69     $  4.88        $  6.16          $ 10.07       $ 9.89       $10.13
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............          (0.02)      (0.03)         (0.05)           (0.07)       (0.10)       (0.05)
Net Gain (Loss) on Securities
 (realized and unrealized) ...............           0.59        0.84          (1.23)           (2.43)        0.64        (0.19)
                                                  -------     -------        -------          -------       ------       ------
  Total from Investment Operations .......           0.57        0.81          (1.28)           (2.50)        0.54        (0.24)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...             --          --             --               --           --           --
Distributions (from Realized Gains) ......             --          --             --            (1.40)       (0.36)          --
Return of Capital ........................             --          --             --            (0.01)          --           --
                                                  -------     -------        -------          -------       ------       ------
  Total Distributions ....................             --          --             --            (1.41)       (0.36)          --
                                                  -------     -------        -------          -------       ------       ------
NET ASSET VALUE END OF PERIOD ............        $  6.26     $  5.69        $  4.88          $  6.16       $10.07       $ 9.89
                                                  =======     =======        =======          =======       ======       ======
TOTAL RETURN (a) .........................          10.02%      16.60%        (20.78%)         (28.35%)       5.55%       (2.37%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....        $ 6,729     $ 6,651        $ 4,979          $ 4,230       $5,426       $4,507
Ratio of Expenses to Average Net Assets ..           2.02%       2.00%          2.02%            2.02%        2.02%        2.02%
Ratio of Net Investment Income (Loss) to
  Average Net Assets .....................          (0.63%)     (0.52%)        (0.76%)          (0.97%)      (0.96%)      (0.89%)
Portfolio Turnover Rate ..................             37%         54%            30%              23%          54%          45%

                           70 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - GLOBAL SERIES (CLASS A)

                                                                         FISCAL PERIOD ENDED SEPTEMBER 30
                                                -------------------------------------------------------------------------------
                                                2004(c)(p)(r)  2003(c)     2002(c)(i)(m)      2001(c)      2000(c)      1999(c)
                                                -------------  -------     -------------      -------      -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......        $ 11.68      $  9.49       $ 11.04          $ 18.86      $ 13.99      $ 11.23
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............          (0.05)       (0.03)        (0.05)           (0.08)       (0.11)        0.01
Net Gain (Loss) on Securities
 (realized and unrealized) ...............           2.62         2.22         (1.50)           (4.33)        6.47         3.71
                                                  -------      -------       -------          -------      -------      -------
  Total from Investment Operations .......           2.57         2.19         (1.55)           (4.41)        6.36         3.72
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...             --           --            --               --           --        (0.01)
Distributions (from Realized Gains) ......             --           --            --            (3.41)       (1.49)       (0.91)
In Excess of Net Investment Income .......             --           --            --               --           --        (0.04)
                                                  -------      -------       -------          -------      -------      -------
  Total Distributions ....................             --           --            --            (3.41)       (1.49)       (0.96)
                                                  -------      -------       -------          -------      -------      -------
NET ASSET VALUE END OF PERIOD ............        $ 14.25      $ 11.68       $  9.49          $ 11.04      $ 18.86      $ 13.99
                                                  =======      =======       =======          =======      =======      =======
TOTAL RETURN (a) .........................          22.00%       23.08%       (14.04%)         (27.60%)      47.04%       34.39%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....        $83,314      $42,711       $50,893          $48,089      $60,909      $28,292
Ratio of Expenses to Average Net Assets ..           1.83%        2.00%         1.85%            1.90%        1.92%        2.00%
Ratio of Net Investment Income (Loss) to
  Average Net Assets .....................          (0.84%)      (0.26%)       (0.46%)          (0.57%)      (0.62%)       0.11%
Portfolio Turnover Rate ..................             33%          62%           36%              38%          92%         141%

SECURITY EQUITY FUND - GLOBAL SERIES (CLASS B)

                                                                          FISCAL PERIOD ENDED SEPTEMBER 30
                                                -------------------------------------------------------------------------------
                                                2004(c)(p)(r)  2003(c)    2002(c)(i)(m)       2001(c)      2000(c)      1999(c)
                                                -------------  -------    -------------       -------      -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......        $ 10.93      $  8.89       $ 10.38          $ 18.00      $ 13.45      $ 10.89
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............          (0.10)       (0.04)        (0.10)           (0.14)       (0.17)       (0.11)
Net Gain (Loss) on Securities
 (realized and unrealized) ...............           2.46         2.08         (1.39)           (4.07)        6.21         3.58
                                                  -------      -------       -------          -------      -------      -------
  Total from Investment Operations .......           2.36         2.04         (1.49)           (4.21)        6.04         3.47
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...             --           --            --               --           --           --
Distributions (from Realized Gains) ......             --           --            --            (3.41)       (1.49)       (0.91)
                                                  -------      -------       -------          -------      -------      -------
  Total Distributions ....................             --           --            --            (3.41)       (1.49)       (0.91)
                                                  -------      -------       -------          -------      -------      -------
NET ASSET VALUE END OF PERIOD ............        $ 13.29      $ 10.93       $  8.89          $ 10.38      $ 18.00      $ 13.45
                                                  =======      =======       =======          =======      =======      =======
TOTAL RETURN (a) .........................          21.59%       22.95%       (14.35%)         (27.86%)      46.53%       33.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....        $24,711      $16,461       $19,021          $23,533      $30,951      $20,591
Ratio of Expenses to Average Net Assets ..           2.58%        2.18%         2.28%            2.39%        2.29%        3.00%
Ratio of Net Investment Income (Loss) to
  Average Net Assets .....................          (1.61%)      (0.42%)       (0.89%)          (1.07%)      (0.96%)      (0.87%)
Portfolio Turnover Rate ..................             33%          62%           36%              38%          92%         141%

                           71 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - GLOBAL SERIES (CLASS C)

                                                                         FISCAL PERIOD ENDED SEPTEMBER 30
                                                ---------------------------------------------------------------------------------
                                                2004(c)(p)(r)  2003(c)   2002(c)(i)(k)(m)     2001(c)       2000(c)    1999(c)(e)
                                                -------------  -------   ----------------     -------       -------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......        $ 11.17      $  9.14       $ 10.72          $ 18.55       $13.90      $ 12.68
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............          (0.10)       (0.09)        (0.15)           (0.21)       (0.26)       (0.03)
Net Gain (Loss) on Securities
 (realized and unrealized) ...............           2.51         2.12         (1.43)           (4.21)        6.40         1.25
                                                  -------      -------       -------          -------       ------      -------
  Total from Investment Operations .......           2.41         2.03         (1.58)           (4.42)        6.14         1.22
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...             --           --            --               --           --           --
Distributions (from Realized Gains) ......             --           --            --            (3.41)       (1.49)          --
                                                  -------      -------       -------          -------       ------      -------
  Total Distributions ....................             --           --            --            (3.41)       (1.49)          --
                                                  -------      -------       -------          -------       ------      -------
NET ASSET VALUE END OF PERIOD ............        $ 13.58      $ 11.17       $  9.14          $ 10.72       $18.55      $ 13.90
                                                  =======      =======       =======          =======       ======      =======
TOTAL RETURN (a) .........................          21.58%       22.21%       (14.74%)         (28.20%)      45.67%        9.62%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....        $ 8,001      $ 5,326       $ 4,076          $ 3,569       $2,691      $   202
Ratio of Expenses to Average Net Assets ..           2.58%        2.77%         2.74%            2.91%        2.92%        3.00%
Ratio of Net Investment Income (Loss) to
  Average Net Assets .....................          (1.62%)      (0.96%)       (1.33%)          (1.57%)      (1.53%)      (0.49%)
Portfolio Turnover Rate ..................             33%          62%           36%              38%          92%          90%

                           72 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS A)


                                                              FISCAL PERIOD ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------
                                          2004 (b)(c)(g)(r)    2003(c)   2002(c)    2001(c)    2000(c)   1999(c)
                                          -----------------   --------   -------   --------   --------   --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.....  $           17.84   $  14.75   $ 17.95   $  26.04   $  24.05   $  19.37
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)............              (0.05)     (0.13)    (0.11)     (0.07)     (0.13)     (0.05)
Net Gain (Loss) on Securities
   (realized and unrealized)............               1.69       3.22     (3.09)     (7.55)      2.50       5.09
                                          -----------------   --------   -------   --------   --------   --------
   Total from Investment Operations.....               1.64       3.09     (3.20)     (7.62)      2.37       5.04
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..                 --         --        --         --         --         --
Distributions (from Realized Gains).....                 --         --        --      (0.47)     (0.38)     (0.36)
                                          -----------------   --------   -------   --------   --------   --------
   Total Distributions..................                 --         --        --      (0.47)     (0.38)     (0.36)
                                          -----------------   --------   -------   --------   --------   --------
NET ASSET VALUE END OF PERIOD...........  $           19.48   $  17.84   $ 14.75   $  17.95   $  26.04   $  24.05
                                          =================   ========   =======   ========   ========   ========
TOTAL RETURN (a)........................               9.19%     20.95%   (17.83%)   (29.71%)     9.88%     26.12%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)....  $          10,428   $  9,243   $ 7,355   $ 10,909   $ 17,702   $ 13,403
Ratio of Expenses to Average Net Assets.               1.79%      2.05%     1.66%      1.43%      1.42%      1.42%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................              (0.52%)    (0.76%)   (0.58%)    (0.30%)    (0.51%)    (0.22%)
Portfolio Turnover Rate.................                 26%        26%        3%        17%        26%        26%

SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS B)

                                                              FISCAL PERIOD ENDED SEPTEMBER 30
                                          ------------------------------------------------------------------------
                                          2004(b)(c)(g)(r)    2003(c)    2002(c)    2001(c)    2000(c)    1999(c)
                                          ----------------    --------   -------    --------   --------   --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.....  $          16.63    $  13.85   $  17.01   $  24.96   $  23.35   $  19.01
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)............             (0.11)      (0.24)     (0.26)     (0.28)     (0.38)     (0.30)
Net Gain (Loss) on Securities
 (realized and unrealized)..............              1.57        3.02      (2.90)     (7.20)      2.37       5.00
                                          ----------------    --------   --------   --------   --------   --------
   Total from Investment Operations.....              1.46        2.78      (3.16)     (7.48)      1.99       4.70
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..                --          --         --         --         --         --
Distributions (from Realized Gains).....                --          --         --      (0.47)     (0.38)     (0.36)
                                          ----------------    --------   --------   --------   --------   --------
   Total Distributions..................                --          --         --      (0.47)     (0.38)     (0.36)
                                          ----------------    --------   --------   --------   --------   --------
NET ASSET VALUE END OF PERIOD...........  $          18.09    $  16.63   $  13.85   $  17.01   $  24.96   $  23.35
                                          ================    ========   ========   ========   ========   ========
TOTAL RETURN (a).......................               8.78%      20.07%    (18.58%)   (30.44%)     8.53%     24.81%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)....  $          6,190    $  6,153   $  5,999   $  8,969   $ 12,633   $  9,136
Ratio of Expenses to Average Net Assets.              2.54%       2.80%      2.57%      2.43%      2.43%      2.51%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................             (1.27%)     (1.51%)    (1.49%)    (1.31%)    (1.52%)    (1.30%)
Portfolio Turnover Rate.................                26%         26%         3%        17%        26%        26%

                           73 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS C)

                                                              FISCAL PERIOD ENDED SEPTEMBER 30
                                          --------------------------------------------------------------------------
                                          2004(b)(c)(g)(r)    2003(c)    2002(c)(k)   2001(c)   2000(c)   1999(c)(e)
                                          ----------------    --------   ----------   -------   -------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.....  $          17.01    $  14.17   $    17.40   $ 25.50   $ 23.87   $    24.47
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)............             (0.12)      (0.24)       (0.26)    (0.28)    (0.41)       (0.22)
Net Gain (Loss) on Securities
 (realized and unrealized)..............              1.62        3.08        (2.97)    (7.35)     2.42        (0.38)
                                          ----------------    --------   ----------   -------   -------   ----------
   Total from Investment Operations.....              1.50        2.84        (3.23)    (7.63)     2.01        (0.60)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..                --          --           --        --        --           --
Distributions (from Realized Gains).....                --          --           --     (0.47)    (0.38)          --
                                          ----------------    --------   ----------   -------   -------   ----------
   Total Distributions..................                --          --           --     (0.47)    (0.38)          --
                                          ----------------    --------   ----------   -------   -------   ----------
NET ASSET VALUE END OF PERIOD...........  $          18.51    $  17.01   $    14.17   $ 17.40   $ 25.50   $    23.87
                                          ================    ========   ==========   =======   =======   ==========
TOTAL RETURN (a).......................               8.82%      20.04%      (18.56%)  (30.39%)    8.43%       (2.45%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)....  $          1,717    $  1,548   $    1,123   $ 1,126   $   918   $      405
Ratio of Expenses to Average Net Assets.              2.54%       2.80%        2.57%     2.45%     2.55%        2.66%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................             (1.27%)     (1.51%)      (1.48%)   (1.33%)   (1.64%)      (1.46%)
Portfolio Turnover Rate.................                26%         26%           3%       17%       26%          33%

                           74 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS A)

                                                             FISCAL PERIOD ENDED SEPTEMBER 30
                                          ------------------------------------------------------------------
                                          2004(c)(r)    2003(c)     2002(c)    2001(c)    2000(c)    1999(c)
                                          ----------   ---------   --------   --------   --------   --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.....  $    24.48   $   16.90   $  18.04   $  20.75   $  16.60   $  12.07
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)............       (0.04)      (0.07)     (0.04)        --      (0.04)     (0.07)
Net Gain (Loss) on Securities
 (realized and unrealized)..............        5.50        7.65      (0.78)     (0.90)      4.89       4.65
                                          ----------   ---------   --------   --------   --------   --------
   Total from Investment Operations.....        5.46        7.58      (0.82)     (0.90)      4.85       4.58
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..          --          --         --         --         --         --
Distributions (from Realized Gains).....       (0.26)         --      (0.21)     (1.81)     (0.70)     (0.05)
Return of Capital.......................          --          --      (0.11)        --         --         --
                                          ----------   ---------   --------   --------   --------   --------
   Total Distributions..................       (0.26)         --      (0.32)     (1.81)     (0.70)     (0.05)
                                          ----------   ---------   --------   --------   --------   --------
NET ASSET VALUE END OF PERIOD...........  $    29.68   $   24.48   $  16.90   $  18.04   $  20.75   $  16.60
                                          ==========   =========   ========   ========   ========   ========
TOTAL RETURN (a)........................       22.41%      44.85%     (4.89%)    (4.54%)    30.46%     38.06%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)....  $  200,472   $ 113,822   $ 68,544   $ 50,541   $ 34,458   $ 22,804
Ratio of Expenses to Average Net Assets.        1.52%       1.65%      1.45%      1.30%      1.29%      1.33%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................       (0.27%)     (0.33%)    (0.20%)     0.01%     (0.25%)    (0.44%)
Portfolio Turnover Rate.................          31%         52%        51%        55%        69%        79%

SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS B)

                                                             FISCAL PERIOD ENDED SEPTEMBER 30
                                          ------------------------------------------------------------------
                                          2004(c)(r)    2003(c)     2002(c)    2001(c)    2000(c)    1999(c)
                                          ----------   ---------   --------   --------   --------   --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.....  $    22.99   $   15.99   $  17.26   $  20.11   $  16.26   $  11.94
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)............       (0.13)      (0.20)     (0.21)     (0.19)     (0.22)     (0.22)
Net Gain (Loss) on Securities
 (realized and unrealized)..............        5.16        7.20      (0.74)     (0.85)      4.77       4.59
                                          ----------   ---------   --------   --------   --------   --------
   Total from Investment Operations.....        5.03        7.00      (0.95)     (1.04)      4.55       4.37
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..          --          --         --         --         --         --
Distributions (from Realized Gains).....       (0.26)         --      (0.21)     (1.81)     (0.70)     (0.05)
Return of Capital                                 --          --      (0.11)        --         --         --
                                          ----------   ---------   --------   --------   --------   --------
   Total Distributions..................       (0.26)         --      (0.32)     (1.81)     (0.70)     (0.05)
                                          ----------   ---------   --------   --------   --------   --------
NET ASSET VALUE END OF PERIOD...........  $    27.76   $   22.99   $  15.99   $  17.26   $  20.11   $  16.26
                                          ==========   =========   ========   ========   ========   ========
TOTAL RETURN (a)........................       21.99%      43.78%     (5.88%)    (5.45%)    29.21%     36.71%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)....  $   74,196   $  53,947   $ 37,136   $ 26,967   $ 14,041   $  9,682
Ratio of Expenses to Average Net Assets.        2.27%       2.40%      2.34%      2.30%      2.32%      2.37%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................       (1.04%)     (1.08%)    (1.09%)    (0.98%)    (1.27%)    (1.50%)
Portfolio Turnover Rate.................          31%         52%        51%        55%        69%        79%

                           75 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS C)

                                                             FISCAL PERIOD ENDED SEPTEMBER 30
                                          --------------------------------------------------------------------
                                          2004(c)(r)    2003(c)    2002(c)(k)   2001(c)   2000(c)   1999(c)(e)
                                          ----------   ---------   ----------   -------   -------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.....  $    23.37   $   16.26   $    17.53   $ 20.39   $ 16.51   $    14.54
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)............       (0.13)      (0.21)       (0.21)    (0.19)    (0.22)       (0.13)
Net Gain (Loss) on Securities
 (realized and unrealized)..............        5.24        7.32        (0.74)    (0.86)     4.80         2.10
                                          ----------   ---------   ----------   -------   -------   ----------
   Total from Investment Operations.....        5.11        7.11        (0.95)    (1.05)     4.58         1.97
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..          --          --           --        --        --           --
Distributions (from Realized Gains).....       (0.26)         --        (0.21)    (1.81)    (0.70)          --
Return of Capital.......................          --          --        (0.11)       --        --           --
                                          ----------   ---------   ----------   -------   -------   ----------
   Total Distributions..................       (0.26)         --        (0.32)    (1.81)    (0.70)          --
                                          ----------   ---------   ----------   -------   -------   ----------
NET ASSET VALUE END OF PERIOD...........  $    28.22   $   23.37   $    16.26   $ 17.53   $ 20.39   $    16.51
                                          ==========   =========   ==========   =======   =======   ==========
TOTAL RETURN (a)........................       21.98%      43.73%       (5.79%)   (5.42%)   28.93%       13.55%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)....  $   49,203   $  32,999   $   18,785   $ 6,976   $ 3,069   $    1,138
Ratio of Expenses to Average Net Assets.        2.27%       2.40%        2.35%     2.30%     2.36%        2.38%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................       (1.04%)     (1.08%)      (1.06%)   (0.98%)   (1.28%)      (1.36%)
Portfolio Turnover Rate.................          31%         52%          51%       55%       69%          92%

                           76 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS A)

                                                                  FISCAL PERIOD ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------
                                          2004(c)(g)(r)   2003(b)(c)   2002(c)(l)    2001(c)   2000(b)(c)   1999(b)(c)
                                          -------------   ----------   ----------   --------   ----------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.....  $       11.63   $     7.88   $     9.80    $  22.08   $    12.98   $     8.70
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)............          (0.12)       (0.18)       (0.20)      (0.18)       (0.19)          --
Net Gain (Loss) on Securities
 (realized and unrealized)..............           2.28         3.93        (1.72)     (10.78)        9.75         4.28
                                          -------------   ----------   ----------    --------   ----------   ----------
   Total from Investment Operations.....           2.16         3.75        (1.92)     (10.96)        9.56         4.28
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..             --           --           --          --           --           --
Distributions (from Realized Gains).....             --           --           --       (1.32)       (0.46)          --
                                          -------------   ----------   ----------    --------   ----------   ----------
   Total Distributions..................             --           --           --       (1.32)       (0.46)          --
                                          -------------   ----------   ----------    --------   ----------   ----------
NET ASSET VALUE END OF PERIOD...........  $       13.79   $    11.63   $     7.88    $   9.80   $    22.08   $    12.98
                                          =============   ==========   ==========    ========   ==========   ==========
TOTAL RETURN (a).......................           18.57%       47.59%      (19.59%)    (51.94%)      74.58%       49.20%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)....  $      18,274   $   14,406   $    8,350    $ 17,235   $   38,172   $   16,877
Ratio of Expenses to Average Net Assets.           2.01%        2.25%        2.14%       1.91%        1.55%        0.49%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................          (1.85%)      (2.01%)      (1.93%)     (1.32%)      (0.97%)       0.03%
Portfolio Turnover Rate.................            167%         206%         302%        394%         318%         361%

SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS B)

                                                                  FISCAL PERIOD ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------
                                          2004(c)(g)(r)   2003(b)(c)   2002(c)(l)     2001(c)   2000(b)(c)   1999(b)(c)
                                          -------------   ----------   ----------    --------   ----------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.....  $       10.94   $     7.47   $     9.37    $  21.34   $    12.69   $     8.63
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)............          (0.16)       (0.24)       (0.26)      (0.28)       (0.31)       (0.14)
Net Gain (Loss) on Securities
 (realized and unrealized)..............           2.15         3.71        (1.64)     (10.37)        9.42         4.20
                                          -------------   ----------   ----------    --------   ----------   ----------
   Total from Investment Operations.....           1.99         3.47        (1.90)     (10.65)        9.11         4.06
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..             --           --           --          --           --           --
Distributions (from Realized Gains).....             --           --           --       (1.32)       (0.46)          --
                                          -------------   ----------   ----------    --------   ----------   ----------
   Total Distributions..................             --           --           --       (1.32)       (0.46)          --
                                          -------------   ----------   ----------    --------   ----------   ----------
NET ASSET VALUE END OF PERIOD...........  $       12.93   $    10.94   $     7.47    $   9.37   $    21.34   $    12.69
                                          =============   ==========   ==========    ========   ==========   ==========
TOTAL RETURN (a).......................           18.19%       46.45%      (20.28%)    (52.31%)      72.70%       47.05%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)....  $       8,390   $    6,838   $    4,292    $  6,173   $   11,688   $    2,430
Ratio of Expenses to Average Net Assets.           2.76%        3.00%        2.90%       2.67%        2.44%        1.94%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................          (2.60%)      (2.76%)      (2.69%)     (2.07%)      (1.81%)      (1.41%)
Portfolio Turnover Rate.................            167%         206%         302%        394%         318%         361%

                           77 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS C)

                                                                 FISCAL PERIOD ENDED SEPTEMBER 30
                                          ---------------------------------------------------------------------------------
                                          2004(c)(g)(r)   2003(b)(c)   2002(c)(k)(l)   2001(c)   2000(b)(c)   1999(b)(c)(e)
                                          -------------   ----------   --------------  -------   ----------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.....  $       11.15   $     7.61   $        9.53   $ 21.74   $    12.86   $       11.16
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)............          (0.16)       (0.24)          (0.26)    (0.28)       (0.35)          (0.07)
Net Gain (Loss) on Securities
 (realized and unrealized)..............           2.18         3.78           (1.66)   (10.61)        9.69            1.77
                                          -------------   ----------   -------------   -------   ----------   -------------
   Total from Investment Operations.....           2.02         3.54           (1.92)   (10.89)        9.34            1.70
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..             --           --              --        --           --              --
Distributions (from Realized Gains).....             --           --              --     (1.32)       (0.46)             --
                                          -------------   ----------   -------------   -------   ----------   -------------
   Total Distributions..................             --           --              --     (1.32)       (0.46)             --
                                          -------------   ----------   -------------   -------   ----------   -------------
NET ASSET VALUE END OF PERIOD...........  $       13.17   $    11.15   $        7.61   $  9.53   $    21.74   $       12.86
                                          =============   ==========   =============   =======   ==========   =============
TOTAL RETURN (a).......................           18.22%       46.52%         (20.15%)  (52.46%)      73.54%          15.23%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)....  $       4,407   $    3,533   $       2,164   $ 2,339   $    3,741   $         890
Ratio of Expenses to Average Net Assets.           2.76%        3.00%           2.91%     2.68%        2.39%           1.47%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................          (2.60%)      (2.76%)         (2.69%)   (2.09%)      (1.81%)         (0.95%)
Portfolio Turnover Rate.................            167%         206%            302%      394%         318%            374%

                           78 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS A)

                                                                      FISCAL PERIOD ENDED SEPTEMBER 30
                                               ------------------------------------------------------------------------------
                                               2004 (b)(c)(g)(r)  2003(b)(c)(o)  2002(c)     2001(c)     2000(c)   1999(c)(d)
                                               -----------------  -------------  --------    --------    -------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........       $ 7.69         $     6.30    $  8.03     $  11.29    $10.04    $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................         0.01                 --      (0.01)          --        --         0.03
Net Gain (Loss) on Securities
   (realized and unrealized) ................         1.05               1.39      (1.72)       (3.17)     1.37         0.01
                                                    ------         ----------    -------     --------    ------    ---------
       Total from Investment Operations .....         1.06               1.39      (1.73)       (3.17)     1.37         0.04
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --                 --         --           --        --           --
Distributions (from Realized Gains) .........           --                 --         --        (0.09)    (0.12)          --
                                                    ------         ----------    -------     --------    ------    ---------
       Total Distributions ..................           --                 --         --        (0.09)    (0.12)          --
                                                    ------         ----------    -------     --------    ------    ---------
NET ASSET VALUE END OF PERIOD ...............       $ 8.75         $     7.69    $  6.30     $   8.03    $11.29    $   10.04
                                                    ======         ==========    =======     ========    ======    =========
TOTAL RETURN (a) ............................        13.78%             22.06%    (21.54%)     (28.27%)   13.65%        0.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $7,379         $    6,377    $ 7,171     $  6,699    $8,219    $   7,589
Ratio of Expenses to Average Net Assets .....         1.57%              1.73%      1.61%        1.42%     1.44%        1.48%
Ratio of Net Investment Income (Loss) to
   Average Net Assets .......................         0.16%              0.00%     (0.10%)       0.02%    (0.05%)       0.39%
Portfolio Turnover Rate .....................           66%                60%        62%          40%       73%          68%

SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS B)

                                                                       FISCAL PERIOD ENDED SEPTEMBER 30
                                               -------------------------------------------------------------------------------
                                               2004 (b)(c)(g)(r)  2003(b)(c)(o)  2002(c)      2001(c)     2000(c)   1999(c)(d)
                                               -----------------  -------------  --------     --------    -------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........       $ 7.40         $     6.11    $  7.87      $  11.15    $  9.99   $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.02)             (0.05)     (0.07)        (0.08)     (0.09)      (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized) ................         1.00               1.34      (1.69)        (3.11)      1.37        0.01
                                                    ------         ----------    -------      --------    -------   ---------
       Total from Investment Operations .....         0.98               1.29      (1.76)        (3.19)      1.28       (0.01)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --                 --         --            --         --          --
Distributions (from Realized Gains) .........           --                 --         --         (0.09)     (0.12)         --
                                                    ------         ----------    -------      --------    -------   ---------
       Total Distributions ..................           --                 --         --         (0.09)     (0.12)         --
                                                    ------         ----------    -------      --------    -------   ---------
NET ASSET VALUE END OF PERIOD ...............       $ 8.38         $     7.40    $  6.11      $   7.87    $ 11.15   $    9.99
                                                    ======         ==========    =======      ========    =======   =========
TOTAL RETURN (a) ............................        13.24%             21.11%    (22.36%)      (28.81%)    12.82%      (0.10%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $5,638         $    4,929    $ 6,125      $  7,360    $10,960   $   9,591
Ratio of Expenses to Average Net Assets .....         2.32%              2.48%      2.35%         2.17%      2.18%       2.20%
Ratio of Net Investment Income (Loss) to
   Average Net Assets .......................        (0.59%)            (0.75%)    (0.84%)       (0.74%)    (0.79%)     (0.33%)
Portfolio Turnover Rate .....................           66%                60%        62%           40%        73%         68%

                           79 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS C)

                                                                        FISCAL PERIOD ENDED SEPTEMBER 30
                                               -----------------------------------------------------------------------------
                                               2004(b)(c)(g)(r)   2003(b)(c)(o)  2002(c)(k)  2001(c)    2000(c)   1999(c)(d)
                                               ----------------   -------------  ----------  -------    --------  ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........       $ 7.42         $     6.12    $   7.88    $ 11.16    $ 10.00   $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.02)             (0.05)      (0.07)     (0.08)     (0.09)     (0.01)
Net Gain (Loss) on Securities
   (realized and unrealized) ................         1.01               1.35       (1.69)     (3.11)      1.37       0.01
                                                    ------         ----------    --------    -------    -------   --------
       Total from Investment Operations .....         0.99               1.30       (1.76)     (3.19)      1.28         --
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --                 --          --         --         --         --
Distributions (from Realized Gains) .........           --                 --          --      (0.09)     (0.12)        --
                                                    ------         ----------    --------    -------    -------   --------
       Total Distributions ..................           --                 --          --      (0.09)     (0.12)        --
                                                    ------         ----------    --------    -------    -------   --------
NET ASSET VALUE END OF PERIOD ...............       $ 8.41         $     7.42    $   6.12    $  7.88    $ 11.16   $  10.00
                                                    ======         ==========    ========    =======    =======   ========
TOTAL RETURN (a) ............................        13.34%             21.24%     (22.34%)   (28.78%)    12.69%      0.00%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $3,670         $    2,991    $  4,129    $ 4,840    $ 7,092   $  5,205
Ratio of Expenses to Average Net Assets .....         2.32%              2.47%       2.35%      2.17%      2.15%      2.05%
Ratio of Net Investment Income (Loss) to
      Average Net Assets ....................        (0.59%)            (0.74%)     (0.85%)    (0.74%)    (0.77%)    (0.18%)
Portfolio Turnover Rate .....................           66%                60%         62%        40%        73%        68%

                           80 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SELECT 25(R) SERIES (CLASS A)

                                                                     FISCAL PERIOD ENDED SEPTEMBER 30
                                                -----------------------------------------------------------------------
                                                2004(c)(r)    2003(c)     2002(c)     2001(c)     2000(c)    1999(c)(d)
                                                ----------    -------     -------     -------     -------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........    $  7.27     $  6.52     $  7.58     $ 11.34     $ 10.53     $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................      (0.03)      (0.05)      (0.07)      (0.06)      (0.09)       (0.05)
Net Gain (Loss) on Securities
   (realized and unrealized) ................       0.95        0.80       (0.99)      (3.70)       0.90         0.58
                                                 -------     -------     -------     -------     -------     --------
       Total from Investment Operations .....       0.92        0.75       (1.06)      (3.76)       0.81         0.53
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......         --          --          --          --          --           --
Distributions (from Realized Gains) .........         --          --          --          --          --           --
                                                 -------     -------     -------     -------     -------     --------
       Total Distributions ..................         --          --          --          --          --           --
                                                 -------     -------     -------     -------     -------     --------
NET ASSET VALUE END OF PERIOD ...............    $  8.19     $  7.27     $  6.52     $  7.58     $ 11.34     $  10.53
                                                 =======     =======     =======     =======     =======     ========
TOTAL RETURN (a) ............................      12.66%      11.50%     (13.98%)    (33.16%)      7.69%        5.30%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........    $10,898     $10,396     $11,933     $14,347     $22,006     $ 13,975
Ratio of Expenses to Average Net Assets .....       1.50%       1.63%       1.46%       1.39%       1.35%        1.48%
Ratio of Net Investment Income (Loss) to
   Average Net Assets .......................      (0.66%)     (0.70%)     (0.81%)     (0.60%)     (0.74%)      (0.75%)
Portfolio Turnover Rate .....................         69%         54%         33%         44%         89%          14%

SECURITY EQUITY FUND - SELECT 25(R) SERIES (CLASS B)

                                                                     FISCAL PERIOD ENDED SEPTEMBER 30
                                                -----------------------------------------------------------------------
                                                2004(c)(r)    2003(c)     2002(c)     2001(c)     2000(c)    1999(c)(d)
                                                ----------    -------     -------     -------     -------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........    $  7.04     $  6.36     $  7.44     $ 11.22     $ 10.52     $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................      (0.05)      (0.10)      (0.13)      (0.13)      (0.17)       (0.09)
Net Gain (Loss) on Securities
   (realized and unrealized) ................       0.91        0.78       (0.95)      (3.65)       0.87         0.61
                                                 -------     -------     -------     -------     -------     --------
       Total from Investment Operations .....       0.86        0.68       (1.08)      (3.78)       0.70         0.52
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......         --          --          --          --          --           --
Distributions (from Realized Gains) .........         --          --          --          --          --           --
                                                 -------     -------     -------     -------     -------     --------
       Total Distributions ..................         --          --          --          --          --           --
                                                 -------     -------     -------     -------     -------     --------
NET ASSET VALUE END OF PERIOD ...............    $  7.90     $  7.04     $  6.36     $  7.44     $ 11.22     $  10.52
                                                 =======     =======     =======     =======     =======     ========
TOTAL RETURN (a) ............................      12.22%      10.69%     (14.52%)    (33.69%)      6.65%        5.20%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........    $ 8,518     $ 8,203     $ 8,566     $11,519     $18,199     $ 12,938
Ratio of Expenses to Average Net Assets .....       2.26%       2.38%       2.21%       2.14%       2.11%        2.19%
Ratio of Net Investment Income (Loss) to
      Average Net Assets ....................      (1.42%)     (1.45%)     (1.56%)     (1.35%)     (1.49%)      (1.47%)
Portfolio Turnover Rate .....................         69%         54%         33%         44%         89%          14%

                           81 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SELECT 25(R) SERIES (CLASS C)

                                                                     FISCAL PERIOD ENDED SEPTEMBER 30
                                                -----------------------------------------------------------------------
                                                2004(c)(r)    2003(c)    2002(c)(k)   2001(c)     2000(c)    1999(c)(d)
                                                ----------    -------    ----------   -------     -------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........    $  7.06     $  6.38     $   7.47    $ 11.26     $ 10.55     $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................      (0.05)      (0.10)       (0.13)     (0.13)      (0.17)       (0.09)
Net Gain (Loss) on Securities
  (realized and unrealized) .................       0.91        0.78        (0.96)     (3.66)       0.88         0.64
                                                 -------     -------     --------    -------     -------     --------
       Total from Investment Operations .....       0.86        0.68        (1.09)     (3.79)       0.71         0.55
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......         --          --           --         --          --           --
Distributions (from Realized Gains) .........         --          --           --         --          --           --
                                                 -------     -------     --------    -------     -------     --------
       Total Distributions ..................         --          --           --         --          --           --
                                                 -------     -------     --------    -------     -------     --------
NET ASSET VALUE END OF PERIOD ...............    $  7.92     $  7.06     $   6.38    $  7.47     $ 11.26     $  10.55
                                                 =======     =======     ========    =======     =======     ========
TOTAL RETURN (a) ............................      12.18%      10.66%      (14.59%)   (33.66%)      6.73%        5.50%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........    $ 6,821     $ 6,225     $  3,954    $ 4,531     $ 7,294     $  4,442
Ratio of Expenses to Average Net Assets .....       2.26%       2.37%        2.21%      2.14%       2.10%        2.07%
Ratio of Net Investment Income (Loss) to
   Average Net Assets .......................      (1.42%)     (1.44%)      (1.56%)    (1.35%)     (1.49%)      (1.34%)
Portfolio Turnover Rate .....................         69%         54%          33%        44%         89%          14%

                           82 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS A)

                                                                         FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------------------
                                                   2004(b)(c)(g)(r)    2003(c)      2002(c)    2001(b)(c)(g)  2000(c)(f)(g)
                                                   ----------------   ----------   ---------   -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............    $     5.62        $   4.60     $  6.00       $    9.71      $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................         (0.02)          (0.04)      (0.05)          (0.08)         (0.05)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................          0.49            1.06       (1.35)          (3.63)         (0.24)
                                                    ----------        --------     -------       ---------      ---------
      Total from Investment Operations .........          0.47            1.02       (1.40)          (3.71)         (0.29)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........            --              --          --              --             --
Distributions (from Realized Gains) ............            --              --          --              --             --
                                                    ----------        --------     -------       ---------      ---------
      Total Distributions ......................            --              --          --              --             --
                                                    ----------        --------     -------       ---------      ---------
NET ASSET VALUE END OF PERIOD ..................    $     6.09        $   5.62     $  4.60       $    6.00      $    9.71
                                                    ==========        ========     =======       =========      =========
TOTAL RETURN (a) ...............................          8.36%          22.17%     (23.33%)        (38.21%)        (2.90%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........    $   18,229        $ 16,179     $ 9,243       $   2,436      $   2,405
Ratio of Expenses to Average Net Assets ........          1.81%           1.83%       1.99%           2.00%          1.92%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ..........................         (0.70%)         (0.71%)     (1.00%)         (1.10%)        (1.25%)
Portfolio Turnover Rate ........................            42%             39%         12%              6%             5%

SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS B)

                                                                         FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------------------
                                                   2004(b)(c)(g)(r)    2003(c)       2002(c)      2001(b)(c)   2000(c)(f)(g)
                                                   ----------------   ----------    ---------   -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............    $      5.45       $   4.50      $  5.92     $      9.65    $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................          (0.04)         (0.07)       (0.11)          (0.14)         (0.08)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................           0.48           1.02        (1.31)          (3.59)         (0.27)
                                                    -----------       --------      -------     -----------    -----------
      Total from Investment Operations .........           0.44           0.95        (1.42)          (3.73)         (0.35)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........             --             --           --              --             --
Distributions (from Realized Gains) ............             --             --           --              --             --
                                                    -----------       --------      -------     -----------    -----------
      Total Distributions ......................             --             --           --              --             --
                                                    -----------       --------      -------     -----------    -----------
NET ASSET VALUE END OF PERIOD ..................    $      5.89       $   5.45      $  4.50     $      5.92    $      9.65
                                                    ===========       ========      =======     ===========    ===========
TOTAL RETURN (a) ...............................           8.07%         21.11%      (23.99%)        (38.65%)        (3.50%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........    $     7,578       $  6,557      $ 1,949     $     1,955    $     2,039
Ratio of Expenses to Average Net Assets ........           2.57%          2.59%        2.82%           2.75%          2.68%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ..........................          (1.46%)        (1.49%)      (1.88%)         (1.85%)        (2.02%)
Portfolio Turnover Rate ........................             42%            39%          12%              6%             5%

                           83 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS C)

                                                                          FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------------------
                                                   2004(b)(c)(g)(r)     2003(c)    2002(c)(k)     2001(b)(c)   2000(c)(f)(g)
                                                   ----------------     -------    ----------     ----------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.............    $      5.48       $ 4.52       $   5.93     $      9.65    $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)....................          (0.04)       (0.07)         (0.11)          (0.13)         (0.08)
Net Gain (Loss) on Securities
  (realized and unrealized).....................           0.48         1.03          (1.30)          (3.59)         (0.27)
                                                    -----------       ------       --------     -----------    -----------
      Total from Investment Operations..........           0.44         0.96          (1.41)          (3.72)         (0.35)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)..........             --           --             --              --             --
Distributions (from Realized Gains).............             --           --             --              --             --
                                                    -----------       ------       --------     -----------    -----------
      Total Distributions.......................             --           --             --              --             --
                                                    -----------       ------       --------     -----------    -----------
NET ASSET VALUE END OF PERIOD...................    $      5.92       $ 5.48       $   4.52     $      5.93    $      9.65
                                                    ===========       ======       ========     ===========    ===========
TOTAL RETURN (a)................................           8.03%       21.24%        (23.78%)        (38.55%)        (3.50%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)............    $     3,506       $3,432       $  2,547     $     2,577    $     2,102
Ratio of Expenses to Average Net Assets.........           2.57%        2.58%          2.82%           2.75%          2.66%
Ratio of Net Investment Income (Loss) to Average
    Net Assets..................................          (1.46%)      (1.44%)        (1.88%)         (1.85%)        (2.00%)
Portfolio Turnover Rate.........................             42%          39%            12%              6%             5%

                           84 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES (CLASS A)

                                                     FISCAL PERIOD ENDED SEPTEMBER 30
                                                     --------------------------------
                                                    2004(b)(c)(g)(r)     2003(b)(c)(n)
                                                    ----------------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...........      $      10.21        $      10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..................             (0.09)              (0.03)
Net Gain (Loss) on Securities
  (realized and unrealized) ...................              1.93                0.24
                                                     ------------        ------------
       Total from Investment Operations .......              1.84                0.21
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ........                --                  --
Distributions (from Realized Gains) ...........             (0.59)                 --
                                                     ------------        ------------
       Total Distributions ....................             (0.59)                 --
                                                     ------------        ------------
NET ASSET VALUE END OF PERIOD .................      $      11.46        $      10.21
                                                     ============        ============
TOTAL RETURN (a) ..............................             18.16%               2.10%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..........      $      4,821        $      2,935
Ratio of Expenses to Average Net Assets .......              2.77%               2.75%
Ratio of Net Investment Income (Loss) to
    Average Net Assets ........................             (1.61%)             (1.35%)
Portfolio Turnover Rate .......................               904%                867%

SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES (CLASS B)

                                                     FISCAL PERIOD ENDED SEPTEMBER 30
                                                     --------------------------------
                                                    2004(b)(c)(g)(r)     2003(b)(c)(n)
                                                    ----------------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..........       $      10.20        $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .................              (0.13)             (0.05)
Net Gain (Loss) on Securities
   (realized and unrealized) .................               1.92               0.25
                                                     ------------        -----------
         Total from Investment Operations ....               1.79               0.20
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .......                 --                 --
Distributions (from Realized Gains) ..........              (0.59)                --
                                                     ------------        -----------
         Total Distributions .................              (0.59)                --
                                                     ------------        -----------
NET ASSET VALUE END OF PERIOD ................       $      11.40        $     10.20
                                                     ============        ===========
TOTAL RETURN (a) .............................              17.79%              2.00%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .........       $      2,140        $     1,731
Ratio of Expenses to Average Net Assets ......               3.52%              3.50%
Ratio of Net Investment Income (Loss) to
      Average Net Assets .....................              (2.37%)            (2.11%)
Portfolio Turnover Rate ......................                904%               867%

                           85 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES (CLASS C)

                                                    FISCAL PERIOD ENDED SEPTEMBER 30
                                                    --------------------------------
                                                    2004(b)(c)(g)(r)    2003(b)(c)(n)
                                                    ----------------    -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............     $      10.20       $      10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................            (0.13)             (0.05)
Net Gain (Loss) on Securities
   (realized and unrealized) ...................             1.92               0.25
                                                     ------------       ------------
         Total from Investment Operations ......             1.79               0.20
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........               --                 --
Distributions (from Realized Gains) ............            (0.59)                --
                                                     ------------       ------------
         Total Distributions ...................            (0.59)                --
                                                     ------------       ------------
NET ASSET VALUE END OF PERIOD ..................     $      11.40       $      10.20
                                                     ============       ============
TOTAL RETURN (a) ...............................            17.79%              2.00%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........     $      2,688       $      1,723
Ratio of Expenses to Average Net Assets ........             3.52%              3.50%
Ratio of Net Investment Income (Loss) to Average
      Net Assets ...............................            (2.36%)            (2.11%)
Portfolio Turnover Rate ........................              904%               867%

                           86 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY MID CAP GROWTH FUND (CLASS A)

                                                                           FISCAL PERIOD ENDED SEPTEMBER 30
                                                   --------------------------------------------------------------------------------
                                                   2004(c)(q)(r)     2003(c)     2002(c)(m)    2001(c)       2000(c)       1999(c)
                                                   -------------   -----------  -----------   ----------   ----------   -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............   $     10.84     $    7.03    $    8.48     $  15.28     $   9.19     $    7.65
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................         (0.06)        (0.10)       (0.09)       (0.07)       (0.08)        (0.06)
Net Gain (Loss) on Securities
   (realized and unrealized) ...................          2.02          3.91        (1.30)       (5.38)        6.60          3.51
                                                   -----------     ---------    ---------     --------     --------     ---------
         Total from Investment Operations ......          1.96          3.81        (1.39)       (5.45)        6.52          3.45
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........            --            --           --           --           --            --
Distributions (from Realized Gains) ............         (0.40)           --        (0.06)       (1.35)       (0.43)        (1.91)
                                                   -----------     ---------    ---------     --------     --------     ---------
         Total Distributions ...................         (0.40)           --        (0.06)       (1.35)       (0.43)        (1.91)
                                                   -----------     ---------    ---------     --------     --------     ---------
NET ASSET VALUE END OF PERIOD ..................   $     12.40     $   10.84    $    7.03     $   8.48     $  15.28     $    9.19
                                                   ===========     =========    =========     ========     ========     =========
TOTAL RETURN (a) ...............................         18.41%        54.20%      (16.64%)     (38.19%)      72.82%        50.91%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........   $   169,857     $ 134,208    $  90,948     $131,498     $204,787     $  96,238
Ratio of Expenses to Average Net Assets ........          1.39%         1.41%        1.20%        1.09%        1.11%         1.21%
Ratio of Net Investment Income (Loss) to
      Average Net Assets .......................         (1.05%)       (1.14%)      (0.92%)      (0.64%)      (0.62%)       (0.77%)
Portfolio Turnover Rate ........................            55%           57%          47%          48%          35%           54%

SECURITY MID CAP GROWTH FUND (CLASS B)

                                                                           FISCAL PERIOD ENDED SEPTEMBER 30
                                                   --------------------------------------------------------------------------------
                                                   2004(c)(q)(r)     2003(c)     2002(c)(m)    2001(c)       2000(c)       1999(c)
                                                   -------------   -----------   ----------   ----------   ----------   -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............   $      9.57     $    6.26     $   7.62     $  14.02     $   8.54     $   7.28
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................         (0.09)        (0.15)       (0.16)       (0.17)       (0.19)       (0.14)
Net Gain (Loss) on Securities
   (realized and unrealized) ...................          1.78          3.46        (1.14)       (4.88)        6.10         3.31
                                                   -----------     ---------     --------     --------     --------     --------
         Total from Investment Operations ......          1.69          3.31        (1.30)       (5.05)        5.91         3.17
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........            --            --           --           --           --           --
Distributions (from Realized Gains) ............         (0.40)           --        (0.06)       (1.35)       (0.43)       (1.91)
                                                   -----------     ---------     --------     --------     --------     --------
         Total Distributions ...................         (0.40)           --        (0.06)       (1.35)       (0.43)       (1.91)
                                                   -----------     ---------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD ..................   $     10.86     $    9.57     $   6.26     $   7.62     $  14.02     $   8.54
                                                   ===========     =========     ========     ========     ========     ========
TOTAL RETURN (a) ...............................         18.02%        52.88%      (17.35%)     (38.83%)      71.17%       49.39%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........   $    31,787     $  26,459     $ 17,502     $ 28,580     $ 38,812     $  7,818
Ratio of Expenses to Average Net Assets ........          2.14%         2.16%        2.11%        2.09%        2.11%        2.21%
Ratio of Net Investment Income (Loss) to
      Average Net Assets .......................         (1.81%)       (1.89%)      (1.84%)      (1.64%)      (1.61%)      (1.77%)
Portfolio Turnover Rate ........................            55%           57%          47%          48%          35%          54%

                           87 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY MID CAP GROWTH FUND (CLASS C)

                                                                            FISCAL PERIOD ENDED SEPTEMBER 30
                                                   ---------------------------------------------------------------------------------
                                                   2004(c)(q)(r)     2003(c)     2002(c)(k)(m)    2001(c)     2000(c)    1999(c)(e)
                                                   -------------     -------     -------------    -------     -------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............   $    10.34      $    6.76     $      8.22     $ 14.99     $  9.11    $     8.20
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................        (0.10)         (0.16)          (0.16)      (0.18)      (0.20)        (0.07)
Net Gain (Loss) on Securities
   (realized and unrealized) ...................         1.94           3.74           (1.24)      (5.24)       6.51          0.98
                                                   ----------      ---------     -----------     -------     -------    ----------
         Total from Investment Operations ......         1.84           3.58           (1.40)      (5.42)       6.31          0.91
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........           --             --              --          --          --            --
Distributions (from Realized Gains) ............        (0.40)            --           (0.06)      (1.35)      (0.43)           --
                                                   ----------      ---------     -----------     -------     -------    ----------
         Total Distributions ...................        (0.40)            --           (0.06)      (1.35)      (0.43)           --
                                                   ----------      ---------     -----------     -------     -------    ----------
NET ASSET VALUE END OF PERIOD ..................   $    11.78      $   10.34     $      6.76     $  8.22     $ 14.99    $     9.11
                                                   ==========      =========     ===========     =======     =======    ==========
TOTAL RETURN (a) ...............................        18.13%         52.96%         (17.30%)    (38.78%)     71.10%        11.10%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........   $   17,277      $  11,279     $     5,883     $ 4,194     $ 3,017    $       95
Ratio of Expenses to Average Net Assets ........         2.14%          2.16%           2.12%       2.09%       2.11%         2.21%
Ratio of Net Investment Income (Loss) to
      Average Net Assets .......................        (1.81%)        (1.89%)         (1.85%)     (1.66%)     (1.61%)       (1.75%)
Portfolio Turnover Rate ........................           55%            57%             47%         48%         35%           54%

                           88 See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Fund expenses were reduced by the Invest Management during the period and expense ratios absent such reimbursement would have been as follows:

                                     2004     2003    2002   2001     2000     1999
                                     ----     ----    ----   ----     ----     ----
Social Awareness Series   Class A    1.87%       *     *        *       *         *
                          Class B    2.63%       *     *        *       *         *
                          Class C    2.63%       *     *        *       *         *
Small Cap Growth Series   Class A       *     2.51%    *        *    1.64%     1.49%
                          Class B       *     3.23%    *        *    2.48%     2.94%
                          Class C       *     3.23%    *        *    2.47%     2.96%
Enhanced Index Series     Class A    1.82%    1.83%    *        *       *         *
                          Class B    2.57%    2.58%    *        *       *         *
                          Class C    2.57%    2.57%    *        *       *         *
Large Cap Growth Series   Class A    1.90%       *     *     2.15%      *         -
                          Class B    2.65%       *     *     2.92%      *         -
                          Class C    2.65%       *     *     2.92%      *         -
Alpha Opportunity Series  Class A    3.34%    3.25%    -        -       -         -
                          Class B    4.09%    4.01%    -        -       -         -
                          Class C    4.09%    4.01%    -        -       -         -

*Ratio is as reported in the accompanying financial highlights.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Security Enhanced Index Series and Security Select 25(R) Series were initially capitalized on January 29, 1999, with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

(e) Class "C" Shares were initially offered for sale January 29, 1999. on Percentage amounts for the period, except total return, have been annualized.

(f) Security Large Cap Growth Series initially capitalized on May 1, was 2000, with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

(g) Expense ratios, including reimbursements, were calculated without the reduction for custodian fees earnings credits. Expense ratios with such reductions would have been as follows:

                                      2004     2003    2002   2001    2000     1999
                                      ----     ----    ----   ----    ----     ----
Security Large Cap
 Value Fund                Class A       *       *      *        *      *        *
                           Class B       *       *      *        *      *        *
                           Class C       *       *      *        *      *        *
Equity Series              Class A       *       *      *        *      *        *
                           Class B       *       *      *        *      *        *
                           Class C       *       *      *        *      *        *
Global Series              Class A       *       *      *        *      *        *
                           Class B       *       *      *        *      *        *
                           Class C       *       *      *        *      *        *
Social Awareness Series    Class A    1.78%      *      *        *      *        *
                           Class B    2.53%      *      *        *      *        *
                           Class C    2.53%      *      *        *      *        *
Mid Cap Value Series       Class A       *       *      *        *      *        *
                           Class B       *       *      *        *      *        *
                           Class C       *       *      *        *      *        *
Small Cap Growth Series    Class A    1.99%      *      *        *      *        *
                           Class B    2.75%      *      *        *      *        *
                           Class C    2.75%      *      *        *      *        *
Enhanced Index Series      Class A    1.56%      *      *        *      *        *
                           Class B    2.31%      *      *        *      *        *
                           Class C    2.31%      *      *        *      *        *
Select 25(R) Series        Class A       *       *      *        *      *        *
                           Class B       *       *      *        *      *        *
                           Class C       *       *      *        *      *        *
Large Cap Growth Series    Class A    1.80%      *      *     1.99%  1.85%       -
                           Class B    2.56%      *      *        *   2.61%       -
                           Class C    2.56%      *      *        *   2.60%       -
Alpha Opportunity Series   Class A    2.75%      *      -        -      -        -
                           Class B    3.50%      *      -        -      -        -
                           Class C    3.50%      *      -        -      -        -
Seccurity Mid Cap
 Growth Fund               Class A       *       *      *        *      *        *
                           Class B       *       *      *        *      *        *
                           Class C       *       *      *        *      *        *

*Ratio is as reported in the accompanying financial highlights.

(h) The Dreyfus Corporation became sub-advisor of Security Large Cap Value Fund effective January 1, 2001. Prior to January 1, 2001, advisory services were provided by the Investment Manager.

(i) As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended September 30, 2002, was to increase net investment income per share by less than 1/2 of a cent, decrease net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.06% to 0.07%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(j) The financial highlights for the Equity Series as set forth herein exclude the historical financial highlights of the Total Return Series Class A, B and C shares. The assets of the Total Return Series were acquired by the Equity Series on August 27, 2002.

(k) The financial highlights for the Class C shares exclude the historical financial highlights of the Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(l) RS Investments, Inc., became the sub-advisor of Small Cap Growth Series effective September 3, 2002. Prior to September 3, 2002, Security Management Company, LLC (SMC) paid Strong Capital Management, Inc., for sub-advisory services.

(m) Effective May 1, 2002 the fee structure for Security Large Cap Value Fund, Equity, Global Series and Security Mid Cap Growth Fund changed.
      Per share information reflects this change.

(n) Security Alpha Opportunity Series was initially capitalized on July 7, 2003, with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

(o) Northern Trust became the subadvisor of Enhanced Index effective May 1, 2003. Prior to May 1, 2003 Security Management Company, LLC (SMC) paid Deutsche Asset Management, Inc. for subadvisory services.

(p) The financial highlights for the Global Series as set forth herein exclude the historical financial highlights of the International Series Class A, B and C shares. The assets of the International Series were acquired by the Global Series on October 3, 2003.

(q) The financial highlights for the Security Mid Cap Growth Fund as set forth herein exclude the historical financial highlights of the Technology Series Class A, B and C shares. The assets of the Technology Series were acquired by the Security Mid Cap Growth Fund on October 3, 2003.

(r) Unaudited figures for the six months ended March 31, 2004. Percentage amounts for the period, except total return, have been annualized.

                           89 See accompanying notes.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

      Security Large Cap Value, Equity and Mid Cap Growth Funds (the Funds) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The shares of Security Equity Fund are currently issued in multiple Series, with each Series, in effect, representing a separate fund. The Fund is required to account for the assets of each Series separately and to allocate general liabilities of the Fund to each Series based on the relative net assets of each Series. Class "A" shares are generally sold with a sales charge at the time of purchase. Class "A" shares are not subject to a sales charge when they are redeemed, except that purchases of Class "A" shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class "B" shares are offered without a front-end sales charge but incur additional class-specific expenses. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Redemptions of the shares within five years of acquisition incur a contingent deferred sales charge. Class "C" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

      A. SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or Nasdaq on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the these Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

      B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

      C. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

      D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Global Series may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. The Series may also enter into such contracts to manage changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in

MARCH 31, 2004

excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

      E. FUTURES - Large Cap Value Fund, Equity Series, Social Awareness Series, Small Cap Growth Series, Enhanced Index Series, Alpha Opportunity Series and Mid Cap Growth Fund utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. These Funds or Series, as applicable, may purchase futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Funds or Series, as applicable, may pay departing shareholders from its cash balances and reduce their futures positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities are noted in the Schedule of Investments. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Funds. The Funds realize a gain or loss when the contract is closed or expires.

      F. OPTIONS WRITTEN - The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively, (and the writer the obligation to sell or purchase) a security at a specified price, until a certain date. Options may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

      The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

      G. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) plus foreign taxes recoverable (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securiities.

      H. EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

      I. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

      J. TAXES - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

      K. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      L. SHORT SALES - Certain Funds may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds' net assets be in deposits on short sales against the box. In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in securities sold until it delivers them to the broker. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

MARCH 31, 2004

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees are payable to Security Management Company, LLC (SMC) at an annual rate of 0.75% of the average daily net assets for Security Large Cap Value Fund, Equity, Enhanced Index, Select 25 Series and Security Mid Cap Growth Fund, 1.00% for Global, Social Awareness, Small Cap Growth and Large Cap Growth Series. Prior to February 1, 2004 management fees were payable to SMC at an annual rate of 0.75% of the average daily net assets for the Mid Cap Value Series. Effective February 1, 2004, the Mid Cap Value Series began paying SMC an annual fee equal to 1% on an annual basis, of the average daily net assets of the Series of $200 million or less, plus an annual rate of 0.75% of the average daily net assets of the Series in excess of $200 million. Effective February 1, 2004, SMC has voluntarily agreed to waive .25% of the management fees for the Large Cap Growth Series and the Social Awareness Series.

      SMC receives a management fee from Alpha Opportunity Fund that is composed of two components. The first component is an annual base fee equal to 2.00% of Alpha Opportunity Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how Alpha Opportunity Fund performed relative to the S&P 500 Index. The illustration below demonstrates how the performance adjustment may affect the Investment Manager's fee. The Investment Manager will receive the 2.00% annual base fee for the first year of the Fund's investment operations, and thereafter if the Fund's investment performance matches the investment record of the S&P 500 Index over the prior 12 month period. If the investment performance of the Fund's Class A shares exceeds the investment record of the S&P 500 Index, the performance adjustment increases the fee paid to the Investment Manager proportionately, reaching a maximum annual fee of 2.75% if the Fund outperforms the investment record of the S&P 500 Index by 15 percentage points over the measuring period. If the investment performance of the Fund's Class A shares trails the investment record of the S&P 500 Index, the performance adjustment decreases the fee paid to the Investment Manager proportionately, reaching a minimum annual fee of 1.25% if the Fund underperforms the investment record of the S&P 500 Index by 15 percentage points over the measuring period. The performance adjustment is calculated on the basis of a "rolling" 12 month measuring period, so that a fee rate calculated on the basis of investment performance over a 12 month period will apply only for the next succeeding month, and then will be subject to recalculation for the following month on the basis of the Fund's investment performance over the prior 12 month period. Performance adjustments will begin on August 1, 2004 based upon Alpha Opportunity Fund's performance during the 12 months ended July 1, 2004.

      SMC also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each fund. For these services, the Investment Manager receives, from the Global Series an administrative fee equal to .045% of the average daily net assets of the series plus the greater of .10% of the average net assets or $60,000. For administrative services provided to the Security Large Cap Value Fund, the Equity, Social Awareness, Mid Cap Value, Small Cap Growth, Enhanced Index, Select 25, Large Cap Growth Series and the Security Mid Cap Growth Fund, SMC receives an administrative fee equal to .09% of the average daily net assets of each series. For Alpha Opportunity Series, SMC receives an administrative fee equal to .145% of the average daily net assets of the Alpha Opportunity Fund. Effective February 1, 2004, there is a minimum annual charge of $25,000 for the administrative fees. Effective February 1, 2004 SMC is paid the following for providing transfer agent services to the Funds:

            Per account charge: $5.00 to $8.00

            Transactions fees: $0.60 to $1.10

            Minimum charge: $25,000

            Plus certain out-of-pocket charges

      Prior to February 1, 2004, SMC was paid the following for providing transfer agent services to the Funds:

            Per account charge: $8.00

            Transactions fees: $1.00

      SMC pays the Dreyfus Corporation an annual fee equal to .25% of the average daily closing value of the combined net assets of Large Cap Value Fund and another fund managed by SMC, SBL Series B, computed on a daily basis. Beginning January 1, 2002, the Dreyfus Corporation agreed to waive .10% of the average daily closing value of the combined net assets of these funds, computed on a daily basis until December 31, 2006.

      SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of Global Series and another fund managed by SMC, SBL Series D, computed on a daily basis as follows:

Combined Average Daily Net Assets            Annual Fees
---------------------------------            -----------
$0 to $300 Million....................          .35%
$300 Million to $750 Million..........          .30%
$750 Million or more..................          .25%

      SMC pays RS Investments, an annual fee equal to a percentage of the average daily closing value of the combined net assets of Small Cap Growth Series and another fund managed by SMC, SBL Series X, computed on a daily basis as follows:

Combined Average Daily Net Assets           Annual Fees
---------------------------------           -----------
$0 to $100 Million...................          0.55%
$100 Million to $400 Million.........          0.50%
Over $400 Million....................          0.45%

MARCH 31, 2004

      SMC pays Northern Trust an annual fee equal to a percentage of the average daily closing value of the combined net assets of Security Equity Fund Enhanced Index Series and SBL Series H, computed on a daily basis as follows:

Combined Average Daily Net Assets   Annual Fees
---------------------------------   -----------
$0 to $100 Million............         .20%
$100 Million to $300 Million..         .15%
$300 Million or more..........         .13%

      In addition, SMC has voluntarily agreed to waive .25% of the management fees for Enhanced Index Series.

      SMC pays Mainstream Investment Advisers, LLC an annual fee equal to 2.50% of that portion of the Alpha Opportunity Fund's assets managed by Mainstream. The sub-advisory fee will be adjusted upward or downward, depending on how that portion of Alpha Opportunity Fund's assets performed relative to the S&P 500 Index.

      The pro rata adjustment upward or downward will be determined based upon the investment performance of that portion of Alpha Opportunity Fund's assets managed by Mainstream relative to the investment record of the S&P 500 Index. The amount of any upward adjustment in the Base Fee will be equal to 1.50% multiplied by the ratio of the number of percentage points by which the investment performance of the Alpha Opportunity Fund assets managed by Mainstream exceeds the investment record of the S&P 500 Index as compared to 30 percentage points.

      The maximum performance adjustment upward or downward is 1.50% annually. Depending on the performance of that portion of the Fund's assets managed by Mainstream, the Investment Manager may pay Mainstream a maximum of 4.00% or a minimum of 1.00% in annual sub-advisory fees.

      During its first 12 months of operations, the Investment Manager will pay Mainstream the base fee of 2.50% without any adjustment for performance. Performance adjustments will being on August 1, 2004 based upon the performance during the 12 months ended July 1, 2004 of that portion of Alpha Opportunity Fund's assets managed by Mainstream. Thereafter, the Investment Manager will calculate the performance adjustment at the end of each calendar month based upon the investment performance of the assets managed by Mainstream during the twelve-month period ending on the last day of the prior month compared to the investment record of the S&P 500 Index during the same period.

      The Alpha Opportunity Fund's assets are reallocated between Mainstream and the Investment Manager on a monthly basis to an approximately equal allocation. This procedure ensures that the Investment Manager cannot make allocation decisions that favor the Investment Manager over Mainstream.

      SMC has agreed to limit the total expenses of the Enhanced Index and Select 25 Series to 1.75%, Social Awareness, Mid Cap Value, Small Cap Growth and Large Cap Growth Series to 2.00% in each case exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions and 12b-1 fees. SMC has agreed to limit the total other expenses for Alpha Opportunity to 0.50%. The expense limits other than those for Enhanced Index, and Select 25 Series are voluntary limits which may be terminated at any time without notice to shareholders.

      The Funds have adopted Distribution Plans related to the offering of Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund's Class B, Class C, and 0.25% of the average daily net assets of each Fund's Class A shares.

      Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Group, Inc. and the national distributor of the Funds, received net underwriting commissions on sales of shares after allowances to brokers and dealers. The net underwriting commissions received are presented in the following table:

                          SDI UNDERWRITING COMMISSIONS

Security Large Cap Value Fund.................        $ 2,294
Security Equity Fund:
      Equity Series...........................         16,999
      Global Series...........................          4,984
      Social Awareness Series.................          1,674
      Mid Cap Value Series....................         35,510
      Small Cap Growth Series.................          3,528
      Enhanced Index Series...................          1,143
      Select 25(R) Series.....................          2,302
      Large Cap Growth Series.................            737
      Alpha Opportunity Series................            780
Security Mid Cap Growth Fund..................         25,604

Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

MARCH 31, 2004

3.    UNREALIZED APPRECIATION/DEPRECIATION FOR FEDERAL INCOME TAX PURPOSES

      For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series' investments as of March 31, 2004 were as follows:

                                       GROSS          GROSS        NET UNREALIZED
                                     UNREALIZED     UNREALIZED      APPRECIATION
                                    APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                    ------------   ------------    --------------
Security Large Cap Value Fund....   $  8,957,141   $   (985,869)   $  7,971,272
Security Equity Fund:
      Equity Series..............    102,464,586    (17,254,085)     85,210,501
      Global Series..............     24,672,450     (2,472,688)     22,199,762
      Social Awareness Series....      2,277,632     (2,594,970)       (317,338)
      Mid Cap Value Series.......     82,295,290     (4,892,563)     77,402,727
      Small Cap Growth Series....      7,116,965       (454,302)      6,662,663
      Enhanced Index Series......      1,998,628       (561,561)      1,437,067
      Select 25(R) Series........      3,017,345       (799,007)      2,218,338
      Large Cap Growth Series....      2,894,867       (434,996)      2,459,871
      Alpha Opportunity Series...        142,618       (148,140)         (5,522)
Security Mid Cap Growth Fund.....     66,516,328    (12,592,289)     53,924,039

4.    INVESTMENT TRANSACTIONS

      Investment transactions for the six months ended March 31, 2004, (excluding overnight investments and short-term commercial paper) were as follows:

                                                      PROCEEDS
                                      PURCHASES      FROM SALES
                                      ---------      ----------
Security Large Cap Value Fund....   $ 19,677,352   $ 19,102,429
Security Equity Fund:
      Equity Series..............     91,291,152    138,633,134
      Global Series..............     46,040,273     16,592,186
      Social Awareness Series....      2,297,428      2,550,516
      Mid Cap Value Series.......    109,414,599     39,850,795
      Small Cap Growth Series....     23,616,601     21,882,919
      Enhanced Index Series......      5,740,831      5,105,409
      Select 25(R) Series........      8,489,919      9,183,069
      Large Cap Growth Series....      5,971,023      5,700,571
      Alpha Opportunity Series...     21,405,325     20,386,946
Security Mid Cap Growth Fund.....     66,635,048     55,697,425

5.    OPEN FUTURES CONTRACTS

                                         NUMBER OF                      CONTRACT      MARKET     UNREALIZED
                              POSITION   CONTRACTS   EXPIRATION DATE     AMOUNT        VALUE     GAIN/(LOSS)
                              --------   ---------   ---------------     ------        -----     -----------
ALPHA OPPORTUNITY SERIES
S&P 500 Index Future.......     Long        15          6/18/2004      $4,264,822   $4,218,375    $(46,447)
ENHANCED INDEX SERIES
S&P 500 E-Mini Future......     Long         4          6/18/2004      $  223,390   $  225,000    $  1,610

MARCH 31, 2004

6.    CAPITAL SHARE TRANSACTIONS

      The Funds are authorized to issue an unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Funds for the period ended March 31, 2004 and for the year ended September 30, 2003 (except as noted), respectively, were as follows:

                                     2004         2004          2004          2004
                                    Shares       Amount        Shares        Amount
                                     Sold         Sold       Reinvested    Reinvested
                                   ---------   -----------     -------     ----------
Security Large Cap Value Fund:
   Class A shares...............   1,050,793   $ 5,982,806      18,840     $  105,691
   Class B shares...............     576,208     3,150,846           -              -
   Class C shares...............     203,503     1,145,130           -              -
                                   ---------   -----------     -------     ----------
      Total.....................   1,830,504   $10,278,782      18,840     $  105,691
                                   =========   ===========     =======     ==========

Security Equity Fund:
  Equity Series
   Class A shares...............   3,699,286   $23,442,299      97,974     $  627,027
   Class B shares...............     882,829     5,128,343           -              -
   Class C shares...............     201,247     1,223,370           -              -
                                   ---------   -----------     -------     ----------
      Total.....................   4,783,362   $29,794,012      97,974     $  627,027
                                   =========   ===========     =======     ==========

  Global Series
   Class A shares...............   2,801,761   $35,791,072           -     $        -
   Class B shares...............     538,113     6,449,773           -              -
   Class C shares...............      91,388     1,077,812           -              -
                                   ---------   -----------     -------     ----------
      Total.....................   3,431,262   $43,318,657           -     $        -
                                   =========   ===========     =======     ==========

  Social Awareness Series
   Class A shares...............      54,653   $ 1,050,006           -     $        -
   Class B shares...............      13,861       246,531           -              -
   Class C shares...............       9,064       163,805           -              -
                                   ---------   -----------     -------     ----------
      Total.....................      77,578   $ 1,460,342           -     $        -
                                   =========   ===========     =======     ==========

  Mid Cap Value Series
   Class A shares...............   2,587,331   $71,310,794      50,055     $1,355,987
   Class B shares...............     497,046    12,872,259      24,065        610,763
   Class C shares...............     475,336    12,533,253      14,771        381,240
                                   ---------   -----------     -------     ----------
      Total.....................   3,559,713   $96,716,306      88,891     $2,347,990
                                   =========   ===========     =======     ==========

  Small Cap Growth Series
   Class A shares...............     371,178   $ 4,871,770           -     $        -
   Class B shares...............     140,658     1,736,517           -              -
   Class C shares...............      95,402     1,200,370           -              -
                                   ---------   -----------     -------     ----------
      Total.....................     607,236   $ 7,808,657           -     $        -
                                   =========   ===========     =======     ==========

  Enhanced Index Series
   Class A shares...............     101,536   $   857,981           -     $        -
   Class B shares...............      68,995       569,800           -              -
   Class C shares...............      81,427       658,932           -              -
                                   ---------   -----------     -------     ----------
      Total.....................     251,958   $ 2,086,713           -     $        -
                                   =========   ===========     =======     ==========

  Select 25(R) Series
   Class A shares...............      67,973   $   532,141           -     $        -
   Class B shares...............      51,412       385,679           -              -
   Class C shares...............      81,782       624,429           -              -
                                   ---------   -----------     -------     ----------
      Total.....................     201,167   $ 1,542,249           -     $        -
                                   =========   ===========     =======     ==========

  Large Cap Growth Series
   Class A shares...............   1,551,891   $ 9,205,304           -     $        -
   Class B shares...............     257,096     1,507,475           -              -
   Class C shares...............      74,153       437,823           -              -
                                   ---------   -----------     -------     ----------
      Total.....................   1,883,140   $11,150,602           -     $        -
                                   =========   ===========     =======     ==========

  Alpha Opportunity Series
   Class A shares...............     139,266   $ 1,570,833      18,034     $  199,093
   Class B shares...............       8,833        99,304       9,208        101,286
   Class C shares...............      55,960       621,884      10,984        120,826
                                   ---------   -----------     -------     ----------
      Total.....................     204,059   $ 2,292,021      38,226     $  421,205
                                   =========   ===========     =======     ==========

  Security Mid Cap Growth Fund:
   Class A shares...............   2,986,278   $34,093,857     458,007     $5,189,217
   Class B shares...............     438,014     4,421,736     115,713      1,150,192
   Class C shares...............     378,141     3,910,203      48,173        519,780
                                   ---------   -----------     -------     ----------
      Total.....................   3,802,433   $42,425,796     621,893     $6,859,189
                                   =========   ===========     =======     ==========

                                                                     2004          Total
                                       2004           2004         Increase/      Increase/
                                      Shares         Amount       (Decrease)     (Decrease)
                                     Redeemed       Redeemed        Shares         Amount
                                    ----------    ------------    ----------    ------------
Security Large Cap Value Fund:
   Class A shares...............    (1,336,403)   $ (7,839,021)     (266,770)   $ (1,750,524)
   Class B shares...............      (427,622)     (2,347,191)      148,586         803,655
   Class C shares...............       (78,427)       (441,214)      125,076         703,916
                                    ----------    ------------    ----------    ------------
      Total.....................    (1,842,452)   $(10,627,426)        6,892    $   (242,953)
                                    ==========    ============    ==========    ============

Security Equity Fund:
  Equity Series
   Class A shares...............   (10,954,626)   $(70,022,594)   (7,157,366)   $(45,953,268)
   Class B shares...............    (2,531,220)    (14,742,699)   (1,648,391)     (9,614,356)
   Class C shares...............      (294,006)     (1,791,988)      (92,759)       (568,618)
                                    ----------    ------------    ----------    ------------
      Total.....................   (13,779,852)   $(86,557,281)   (8,898,516)   $(56,136,242)
                                    ==========    ============    ==========    ============

  Global Series
   Class A shares...............      (980,254)   $(12,719,425)    1,821,507    $ 23,071,647
   Class B shares...............      (382,507)     (4,758,435)      155,606       1,691,338
   Class C shares...............      (207,280)     (2,592,804)     (115,892)     (1,514,992)
                                    ----------    ------------    ----------    ------------
      Total.....................    (1,570,041)   $(20,070,664)    1,861,221    $ 23,247,993
                                    ==========    ============    ==========    ============

  Social Awareness Series
   Class A shares...............       (37,476)   $   (716,310)       17,177    $    333,696
   Class B shares...............       (41,705)       (741,578)      (27,844)       (495,047)
   Class C shares...............        (7,338)       (135,826)        1,726          27,979
                                    ----------    ------------    ----------    ------------
      Total.....................       (86,519)   $ (1,593,714)       (8,941)   $   (133,372)
                                    ==========    ============    ==========    ============

  Mid Cap Value Series
   Class A shares...............      (533,997)   $(14,901,679)    2,103,389    $ 57,765,102
   Class B shares...............      (194,894)     (5,024,601)      326,217       8,458,421
   Class C shares...............      (158,769)     (4,214,578)      331,338       8,699,915
                                    ----------    ------------    ----------    ------------
      Total.....................      (887,660)   $(24,140,858)    2,760,944    $ 74,923,438
                                    ==========    ============    ==========    ============

  Small Cap Growth Series
   Class A shares...............      (284,953)   $ (3,740,571)       86,225    $  1,131,199
   Class B shares...............      (116,492)     (1,442,132)       24,166         294,385
   Class C shares...............       (77,730)       (984,716)       17,672         215,654
                                    ----------    ------------    ----------    ------------
      Total.....................      (479,175)   $ (6,167,419)      128,063    $  1,641,238
                                    ==========    ============    ==========    ============

  Enhanced Index Series
   Class A shares...............       (87,144)   $   (735,185)       14,392    $    122,796
   Class B shares...............       (62,529)       (507,592)        6,466          62,208
   Class C shares...............       (48,013)       (386,428)       33,414         272,504
                                    ----------    ------------    ----------    ------------
      Total.....................      (197,686)   $ (1,629,205)       54,272    $    457,508
                                    ==========    ============    ==========    ============

  Select 25(R) Series
   Class A shares...............      (167,351)   $ (1,300,580)      (99,378)   $   (768,439)
   Class B shares...............      (138,610)     (1,055,451)      (87,198)       (669,772)
   Class C shares...............      (102,678)       (780,441)      (20,896)       (156,012)
                                    ----------    ------------    ----------    ------------
      Total.....................      (408,639)   $ (3,136,472)     (207,472)   $ (1,594,223)
                                    ==========    ============    ==========    ============

  Large Cap Growth Series
   Class A shares...............    (1,440,217)   $ (8,477,110)      111,674    $    728,194
   Class B shares...............      (173,716)     (1,023,621)       83,380         483,854
   Class C shares...............      (108,476)       (635,794)      (34,323)       (197,971)
                                    ----------    ------------    ----------    ------------
      Total.....................    (1,722,409)   $(10,136,525)      160,731    $  1,014,077
                                    ==========    ============    ==========    ============

  Alpha Opportunity Series
   Class A shares...............       (23,917)   $   (267,184)      133,383    $  1,502,742
   Class B shares...............             -               -        18,041         200,590
   Class C shares...............           (70)           (796)       66,874         741,914
                                    ----------    ------------    ----------    ------------
      Total.....................       (23,987)   $   (267,980)      218,298    $  2,445,246
                                    ==========    ============    ==========    ============

  Security Mid Cap Growth Fund:
   Class A shares...............    (2,818,485)   $(33,419,781)      625,800    $  5,863,293
   Class B shares...............      (568,773)     (5,959,248)      (15,046)       (387,320)
   Class C shares...............      (275,650)     (3,128,725)      150,664       1,301,258
                                    ----------    ------------    ----------    ------------
      Total.....................    (3,662,908)   $(42,507,754)      761,418    $  6,777,231
                                    ==========    ============    ==========    ============

MARCH 31, 2004

                                                                                                2003 Total      2003 Total
                                       2003         2003            2003           2003          Increase/       Increase/
                                      Shares       Amount          Shares         Amount        (Decrease)      (Decrease)
                                       Sold         Sold          Redeemed       Redeemed         Shares          Amount
                                    ----------   ------------   -----------    -------------    -----------    ------------
Security Large Cap Value Fund:
     Class A shares..............    3,275,684   $ 15,980,582    (2,059,730)   $  (9,542,638)     1,215,954    $  6,437,944
     Class B shares..............    1,770,126      8,414,192      (571,007)      (2,539,716)     1,199,119       5,874,476
     Class C shares..............      207,972        955,668      (141,469)        (643,187)        66,503         312,481
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................    5,253,782   $ 25,350,442    (2,772,206)   $ (12,725,541)     2,481,576    $ 12,624,901
                                    ==========   ============   ===========    =============    ===========    ============

Security Equity Fund:
 Equity Series
     Class A shares..............    9,525,481   $ 52,599,625   (18,674,422)   $(105,856,454)    (9,148,941)   $(53,256,829)
     Class B shares..............    3,963,505     19,942,502    (6,830,650)     (35,443,343)    (2,867,145)    (15,500,841)
     Class C shares..............      647,916      3,455,973      (499,324)      (2,656,042)       148,592         799,931
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................   14,136,902   $ 75,998,100   (26,004,396)   $(143,955,839)   (11,867,494)   $(67,957,739)
                                    ==========   ============   ===========    =============    ===========    ============

 Global Series
     Class A shares..............   17,102,956   $170,505,008   (18,807,897)   $(187,958,287)    (1,704,941)   $(17,453,279)
     Class B shares..............      259,359      2,446,819      (891,673)      (8,037,983)      (632,314)     (5,591,164)
     Class C shares..............      135,732      1,296,276      (104,715)        (993,174)        31,017         303,102
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................   17,498,047   $174,248,103   (19,804,285)   $(196,989,444)    (2,306,238)   $(22,741,341)
                                    ==========   ============   ===========    =============    ===========    ============

 Social Awareness Series
     Class A shares..............      169,124   $  2,824,966      (149,561)   $  (2,475,626)        19,563    $    349,340
     Class B shares..............       44,117        681,521      (107,048)      (1,664,723)       (62,931)       (983,202)
     Class C shares..............       30,846        489,488       (19,076)        (295,687)        11,770         193,801
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................      244,087   $  3,995,975      (275,685)   $  (4,436,036)       (31,598)   $   (440,061)
                                    ==========   ============   ===========    =============    ===========    ============

 Mid Cap Value Series
     Class A shares..............    3,192,088   $ 65,771,619    (2,597,504)   $ (51,319,933)       594,584    $ 14,451,686
     Class B shares..............      756,268     14,474,911      (731,230)     (13,136,730)        25,038       1,338,181
     Class C shares..............      540,730     10,825,157      (284,240)      (5,174,008)       256,490       5,651,149
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................    4,489,086   $ 91,071,687    (3,612,974)   $ (69,630,671)       876,112    $ 21,441,016
                                    ==========   ============   ===========    =============    ===========    ============

 Small Cap Growth Series
     Class A shares..............      655,128   $  6,184,996      (476,304)   $  (4,215,103)       178,824    $  1,969,893
     Class B shares..............      304,029      2,757,770      (253,852)      (2,226,918)        50,177         530,852
     Class C shares..............      130,394      1,133,518       (97,903)        (842,930)        32,491         290,588
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................    1,089,551   $ 10,076,284      (828,059)   $  (7,284,951)       261,492    $  2,791,333
                                    ==========   ============   ===========    =============    ===========    ============

 Enhanced Index Series
     Class A shares..............      333,447   $  2,367,320      (642,114)   $  (4,508,312)      (308,667)   $ (2,140,992)
     Class B shares..............      177,203      1,206,524      (513,292)      (3,498,690)      (336,089)     (2,292,166)
     Class C shares..............      159,884      1,120,893      (430,959)      (2,949,239)      (271,075)     (1,828,346)
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................      670,534   $  4,694,737    (1,586,365)   $ (10,956,241)      (915,831)   $ (6,261,504)
                                    ==========   ============   ===========    =============    ===========    ============

 Select 25(R) Series
     Class A shares..............      308,267   $  2,124,128      (707,984)   $  (4,949,490)      (399,717)   $ (2,825,362)
     Class B shares..............      129,196        870,627      (310,636)      (2,109,351)      (181,440)     (1,238,724)
     Class C shares..............      368,021      2,518,754      (105,802)        (711,166)       262,219       1,807,588
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................      805,484   $  5,513,509    (1,124,422)   $  (7,770,007)      (318,938)   $ (2,256,498)
                                    ==========   ============   ===========    =============    ===========    ============

 Large Cap Growth Series
     Class A shares..............    1,662,989   $  9,276,514      (793,945)   $  (4,326,342)       869,044    $  4,950,172
     Class B shares..............    1,088,511      5,959,453      (319,346)      (1,646,003)       769,165       4,313,450
     Class C shares..............      152,477        790,028       (89,726)        (451,972)        62,751         338,056
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................    2,903,977   $ 16,025,995    (1,203,017)      (6,424,317)     1,700,960    $  9,601,678
                                    ==========   ============   ===========    =============    ===========    ============

Alpha Opportunity Series*
     Class A shares..............      318,546   $  3,210,618       (31,141)   $    (327,957)       287,405    $  2,882,661
     Class B shares..............      169,772      1,699,668             -                -        169,772       1,699,668
     Class C shares..............      168,989      1,690,408             -                -        168,989       1,690,408
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................      657,307   $  6,600,694       (31,141)   $    (327,957)       626,166    $  6,272,737
                                    ==========   ============   ===========    =============    ===========    ============

Security Mid Cap Growth Fund
     Class A shares..............    4,578,400   $ 40,656,683    (5,138,315)   $ (44,459,945)      (559,915)   $ (3,803,262)
     Class B shares..............    1,135,067      9,427,357    (1,168,642)      (8,552,708)       (33,575)        874,649
     Class C shares..............      497,073      4,322,997      (277,157)      (2,270,432)       219,916       2,052,565
                                    ----------   ------------   -----------    -------------    -----------    ------------
      Total......................    6,210,540   $ 54,407,037    (6,584,114)   $ (55,283,085)      (373,574)   $   (876,048)
                                    ==========   ============   ===========    =============    ===========    ============

*For the period beginning July 7, 2003 (commencement of operations) to September 30, 2003.

MARCH 31, 2004

7.    OPTIONS WRITTEN

The following options written were outstanding for Mid Cap Value Series as of March 31, 2004:

MID CAP VALUE SERIES - CALL OPTIONS WRITTEN OUTSTANDING

                                                               EXPIRATION   EXERCISE   NUMBER OF   MARKET
COMMON STOCK                                                      DATE       PRICE     CONTRACTS    VALUE
------------                                                   ----------   --------   ---------   -------
Adaptec, Inc. ..............................................    07/16/04     $10.00      1,430     $42,900
Ciena Corporation...........................................    07/16/04       7.50        855      12,825
                                                                                         -----     -------
Total call options outstanding (premiums received, $253,033)                             2,285     $55,725
                                                                                         =====     =======

MID CAP VALUE SERIES - PUT OPTIONS WRITTEN OUTSTANDING

                                                                EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                                       DATE       PRICE     CONTRACTS     VALUE
------------                                                    ----------   --------   ---------   --------
Computer Sciences Corporation.................................   06/18/04     $40.00         340    $ 69,700
IXYS Corporation..............................................   07/16/04       7.50         793      15,860
Murphy Oil Corporation........................................   07/16/04      60.00         107      22,470
Power One, Inc. ..............................................   07/16/04      10.00       1,500      97,500
Pride International, Inc. ....................................   07/16/04      17.50         860     116,100
                                                                                           -----    --------
Total put options outstanding (premiums received, $440,122)                                3,600    $321,630
                                                                                           =====    ========

Transactions in options written for Mid Cap Value Series for the period ended March 31, 2004 were as follows:

MID CAP VALUE SERIES - CALL OPTIONS WRITTEN

                                  NUMBER OF    PREMIUM
                                  CONTRACTS     AMOUNT
                                  ---------   ---------
Balance at September 30, 2003..       810     $ 124,078
Opened.........................     2,733       356,587
Bought Back....................      (810)     (124,078)
Expired........................      (150)      (37,701)
Exercised......................      (298)      (65,853)
                                   ------     ---------
Balance at March 31, 2004......     2,285     $ 253,033
                                   ======     =========

MID CAP VALUE SERIES - PUT OPTIONS WRITTEN

                                  NUMBER OF    PREMIUM
                                  CONTRACTS     AMOUNT
                                  ---------   ---------
Balance at September 30, 2003..         -     $       -
Opened.........................     5,800       609,014
Bought Back....................         -             -
Expired........................    (1,462)     (137,897)
Exercised......................      (738)      (30,995)
                                   ------     ---------
Balance at March 31, 2004......     3,600     $ 440,122
                                   ======     =========

The following options written were outstanding for Security Mid Cap Growth Fund as of March 31, 2004:

MID CAP GROWTH FUND - PUT OPTIONS WRITTEN OUTSTANDING

                                                              EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                                     DATE       PRICE     CONTRACTS     VALUE
------------                                                  ----------   --------   ---------   --------
Avici Systems Inc. ........................................   06/18/2004    $12.50        535     $ 69,550
Finisar Corporation........................................   04/16/2004      2.50      2,559       89,565
Ligand Pharmaceuticals.....................................   04/16/2004     17.50        620        3,100
Netopia, Inc. .............................................   06/18/2004      7.50         30          150
Ultratech, Inc. ...........................................   05/21/2004     25.00        211       53,805
                                                                                        -----     --------
Total put options outstanding (premiums received, $291,676)                             3,955     $216,170
                                                                                        =====     ========

MARCH 31, 2004

7.    OPTIONS WRITTEN (CONTINUED)

Transactions in options written for Security Mid Cap Growth Fund for the period ended March 31, 2004 were as follows:

MID CAP GROWTH FUND - PUT OPTIONS WRITTEN

                                  NUMBER OF    PREMIUM
                                  CONTRACTS     AMOUNT
                                  ---------   ---------
Balance at September 30, 2003..         -     $       -
Opened.........................     5,630       471,011
Bought Back....................         -             -
Expired........................      (460)      (61,944)
Exercised......................    (1,215)     (117,391)
                                   ------     ---------
Balance at March 31, 2004......     3,955     $ 291,676
                                   ======     =========

MID CAP GROWTH FUND - CALL OPTIONS WRITTEN

                                  NUMBER OF    PREMIUM
                                  CONTRACTS     AMOUNT
                                  ---------   ---------
Balance at September 30, 2003..        -      $      -
Opened.........................      520        70,187
Bought Back....................        -             -
Expired........................     (270)      (39,688)
Exercised......................     (250)      (30,499)
                                    ----      --------
Balance at March 31, 2004......        -      $      -
                                    ====      ========

8.    FEDERAL TAX MATTERS

      As of September 30, 2003 the components of accumulated earnings/(deficit) on a tax basis were the same as those reported in the Statement of Assets and Liabilities, except as follows:

                                   UNDISTRIBUTED  UNDISTRIBUTED                ACCUMULATED      UNREALIZED           TOTAL
                                      ORDINARY      LONG-TERM    ACCUMULATED   CAPITAL AND     APPRECIATION       ACCUMULATED
                                       INCOME         GAIN         EARNINGS   OTHER LOSSES*  (DEPRECIATION)**  EARNINGS/(DEFICIT)
                                       ------         ----         --------   -------------  ----------------  ------------------
Security Large Cap Value Fund         $108,075     $        -    $  108,075   $(20,225,427)    $  1,000,652      $(19,116,700)
Security Equity Fund:
      Global Series                          -              -             -    (18,343,725)       4,392,418       (13,951,307)
      Social Awareness Series                -              -             -     (2,242,893)      (1,674,360)       (3,917,253)
      Mid Cap Value Series                   -      2,149,183     2,149,183              -       37,052,517        39,201,700
      Small Cap Growth Series                -              -             -    (13,086,413)       4,761,443        (8,324,970)
      Enhanced Index Series                  -              -             -     (5,774,426)      (1,058,107)       (6,832,533)
      Large Cap Growth Series                -              -             -     (3,659,331)         224,150        (3,435,181)
      Alpha Opportunity Series         219,240              -       219,240        (20,248)         (84,042)          114,950
Security Mid Cap Growth Fund                 -      6,427,140     6,427,140              -       28,897,463        35,324,603

*Certain Funds had net capital loss carryovers and deferred post October losses as identified elsewhere in the Notes.

**The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses and the differences between book and tax basis passive foreign investment companies and bond discount accretion.

      In accordance with the provisions of the Internal Revenue Code, the percentage of ordinary dividends (including short-term capital gains) attributable to the fiscal year ended September 30, 2003, which qualify for the dividends received deduction for corporate shareholders is 100% for the Security Large Cap Value Fund and 5% for the Alpha Opportunity Series.

MARCH 31, 2004

10.   FEDERAL TAX MATTERS (CONTINUED)

As of September 30, 2003, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and post-October capital losses that are deferred to the first day of the next fiscal year are as follows:

                                             CAPITAL LOSS                        DEFERRED POST-
                                              CARRYOVERS          EXPIRES IN     OCTOBER LOSSES
                                              ----------          ----------     --------------
Security Large Cap Value Fund               $     727,563            2008        $  3,023,584
                                                7,265,289            2009
                                                   56,003            2010
                                                9,152,988            2011
                                            -------------
                                               17,201,843
Security Equity Fund:
   Equity Series                                1,653,201            2009           8,324,394
                                               14,878,996            2010
                                            -------------
                                               16,532,197

   Global Series                                  315,044            2009           6,638,758
                                                6,677,469            2010
                                                7,597,912            2011
                                            -------------
                                               14,590,425

   Social Awareness Series                        817,736            2009             274,407
                                                  132,011            2010
                                                1,018,739            2011
                                            -------------
                                                1,968,486

   Small Cap Growth Series                     13,086,413            2010                   -

   Enhanced Index Series                          138,713            2009           3,067,270
                                                  976,489            2010
                                                1,591,954            2011
                                            -------------
                                                2,707,156

   Select 25(R) Series                            368,467            2008           3,420,733
                                                2,259,072            2009
                                                3,363,943            2010
                                                2,960,418            2011
                                            -------------
                                                8,951,900

   Large Cap Growth Series                         58,405            2009           1,568,317
                                                  296,393            2010
                                                1,736,216            2011
                                            -------------
                                                2,091,014

   Alpha Opportunity Series                             -             N/A              20,248

   Security Mid Cap Growth Fund                    78,037            2009              24,110
                                                4,005,352            2010
                                                3,092,993            2011
                                            -------------
                                                7,176,382

The Security Equity Fund - Global Series inherited approximately $2,885,458 of capital losses (included above) from its merger with Security Equity Fund - International Series (see Note 9), which may be applied against any realized net taxable capital gains in future years or until September 30, 2011, the respective date, whichever occurs first, subject to certain limitation imposed by Section 382 of the Internal Revenue Code.

Security Mid Cap Growth fund inherited approximately $7,176,382 of capital losses (included above) from its merger with Security Equity Fund - Technology Series (see Note 10), which may be applied against any realized net taxable capital gains in future years or until September 30, 2011, the respective date, whichever occurs first, subject to certain limitation imposed by Section 382 of the Internal Revenue Code.

MARCH 31, 2004

9.    ACQUISITION OF SECURITY EQUITY FUND - INTERNATIONAL SERIES

      Pursuant to a plan of reorganization approved by Security Equity Fund International Series shareholders, Security Equity Fund Global Series acquired all the net assets of International Series, which totalled $9,345,535 on the closing date of the reorganization, October 3, 2003. A total of 366,909 Class A shares, 198,022 Class B shares and 228,231 Class C shares were issued in exchange for International Series' Class A, B and C shares. In exchange for the assets of International Series 793,162 shares of Global Series were distributed to International shareholders of record as of immediately after the closing date. A total of $4,450,969 in assets for Class A shares, $2,248,383 in assets for Class B shares and $2,646,183 in assets for Class C shares were received in exchange for International Series' assets. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code. International net assets included $432,828 of unrealized appreciation, $3,042 of accumulated net investment income and $3,019,816 of accumulated realized loss on sale of investments. The aggregate net assets of Global Series immediately before the acquisition totalled $68,353,149. Following the acquisition, the combined net assets of Global Series totalled $77,698,684.

10.   ACQUISITION OF SECURITY EQUITY FUND-TECHNOLOGY SERIES

      Pursuant to a plan of reorganization approved by Security Equity Fund Technology Series shareholders, Security Mid Cap Growth Fund acquired all the net assets of Technology Series, which totalled $11,962,769 on the closing date of the reorganization October 3, 2003. A total of 694,178 Class A shares, 177,910 Class B shares and 225,079 Class C shares were issued in exchange for Technology Series' Class A, B and C shares. In exchange for the assets of Technology Series 1,097,167 shares of Mid Cap Growth Fund were distributed to Technology shareholders of record as of immediately after the closing date. A total of $7,786,451 in assets for Class A shares, $1,764,789 in assets for Class B shares and $2,411,529 in assets for Class C shares were received in exchange for Technology Series' assets. This exchange qualified as a tax-free reorganization under Section 368(a)(i)(c) of the Internal Revenue Code. Technology's net assets included $1,703,882 of unrealized appreciation, $3,694 of accumulated net investment loss and $7,442,356 of accumulated realized loss on sale of investments. The aggregate net assets of Mid Cap Growth Fund immediately before the acquisition totalled $178,458,228. Following the acquisition, the combined net assets of Mid Cap Growth Fund totalled $190,420,997.

DIRECTOR DISCLOSURE

MARCH 31, 2004

                                                                                                           NUMBER OF
                                                                            PRINCIPAL                    PORTFOLIOS IN
       NAME,                 POSITION(S)        TERM OF                   OCCUPATION(S)                  FUND COMPLEX
    ADDRESS AND               HELD WITH     OFFICE AND LENGTH            DURING THE PAST                  OVERSEEN BY
   DATE OF BIRTH               THE FUND       OF TIME SERVED                 5 YEARS                      THE DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.         Director**    1994 to present***   Business broker,                              35
One Security Benefit Place                                        Griffith & Blair Realtors
Topeka, KS 66636-0001                                           Manager, Star Sign,Inc.
12/14/46

Harry W. Craig, Jr.          Director      2004 to present***   Chairman, CEO, Secretary & Director,          35
One Security Benefit Place                                        Martin Tractor Company, Inc.
Topeka, KS66636-0001                                            President & Director,
05/11/39                                                          The Martin Tractor Company, Inc.

Penny A. Lumpkin             Director**    1993 to present***   President, Vivian's Gift Shop                 35
One Security Benefit Place                                      Vice President, Palmer Companies, Inc.
Topeka, KS 66636-0001                                           Vice President, Bellairre Shopping
08/20/39                                                          Center
                                                                Partner, Goodwin Ent.
                                                                Partner, PLB
                                                                Partner, Town Crier
                                                                Vice President and Treasurer, Palmer
                                                                  News, Inc.
                                                                Vice President, M/S News, Inc.
                                                                Secretary, Kansas City Periodicals

Mark L. Morris, Jr., D.V.M.  Director**    1991 to present***   Independent Investor, Morris Co.              35
One Security Benefit Place                                      Partner, Mark Morris Associates
Topeka, KS 66636-0001
02/03/34

Maynard F. Oliverius         Director**    1998 to present***   President & CEO, Stormont Vail                35
One Security Benefit Place                                        HealthCare
Topeka, KS 66636-0001
12/18/43

John D. Cleland              Chairman of   February 2000 to     Sr. Vice President and Managing Member        35
One Security Benefit Place   the Board     present 1991 to      Representative, Security Management
Topeka, KS 66636-0001        Director*     present***             Company, LLC
05/01/36                                                        Sr. Vice President, Security Benefit
                                                                  Group, Inc.
                                                                Sr. Vice President, Security Benefit
                                                                  Life Insurance Co.
                                                                Director & Vice President, Security
                                                                  Distributors, Inc.

James R. Schmank             President     February 2000 to     President and Managing Member                 35
One Security Benefit Place   Director*     present 1997 to        Representative, Security Management
Topeka, KS 66636-0001                      present***             Company, LLC
02/21/53                                                        Sr. Vice President, Security Benefit
                                                                  Group, Inc.
                                                                Sr. Vice President, Security Benefit
                                                                  Life Insurance Co.
                                                                Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-888-2461.

THE SECURITY GROUP
OF MUTUAL FUNDS

Security Large Cap Value Fund

Security Equity Fund

     - Equity Series
     - Global Series
     - Social Awareness Series
     - Mid Cap Value Series
     - Small Cap Growth Series
     - Enhanced Index Series
     - Select 25(R) Series
     - Large Cap Growth Series
     - Alpha Opportunity Series

Security Mid Cap Growth Fund

Security Income Fund

     - Diversified Income Series
     - High Yield Series
     - Income Opportunity Series
     - Capital Preservation Series

Security Municipal Bond Fund

Security Cash Fund

SECURITY FUNDS
OFFICERS AND DIRECTORS

DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Harry W. Craig, Jr.
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Michael G. Odlum
Maynard F. Oliverius

OFFICERS

John D. Cleland, Chairman of the Board
Michael G. Odlum, President
Steve M. Bowser, Vice President,Equity Fund
Mark Lamb,Vice President,Equity Fund
Mark Mitchell, Vice President, Equity Fund
James P. Schier, Vice President,Equity and Mid Cap Growth Fund
Cindy L. Shields, Vice President,Equity Fund
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

[SECURITY DISTRIBUTORS, INC. LOGO]

One Security Benefit Place
Topeka, KS 66636-0001

                                                             PRESORTED
                                                             STANDARD
                                                          US POSTAGE PAID
                                                           PERMIT #3602
                                                         BERWYN, IL 60402

ITEM 2.       CODE OF ETHICS.

              Not required at this time.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

              Not required at this time.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

              Not required at this time.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

              Not applicable.

ITEM 6.       RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 8.       RESERVED.

ITEM 9.       CONTROLS AND PROCEDURES.

              (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
                    1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

              (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.      EXHIBITS.

              (a)   (1)  Not required at this time.

                    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

              (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY LARGE CAP VALUE FUND

                                        By:      MICHAEL G. ODLUM
                                                 -------------------------------
                                                 Michael G. Odlum, President

                                        Date:    June 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:      MICHAEL G. ODLUM
                                                 -------------------------------
                                                 Michael G. Odlum, President

                                        Date:    June 1, 2004

                                        By:      BRENDA M. HARWOOD
                                                 -------------------------------
                                                 Brenda M. Harwood, Treasurer

                                        Date:    June 1, 2004